As filed with the U.S. Securities and Exchange Commission on July 29, 2013

File Nos. 333-84797 and 811-09525

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 28	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 28	☒

RYDEX DYNAMIC FUNDS

(Exact Name of Registrant as Specified in Charter)

805 King Farm Boulevard

Suite 600

Rockville, Maryland 20850

(Address of Principal Executive Offices) (Zip Code)

(301) 296-5100

(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

County of New Castle

(Name and Address of Agent for Service)

Copies to:

W. John McGuire

Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

Amy J. Lee

Guggenheim Investments

One Security Benefit Place

Topeka, KS 66636-0001

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On August 1, 2013 pursuant to paragraph (b)(1)(v) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

The Funds are very different from most mutual funds in that they seek to provide leveraged or leveraged inverse investment results on a daily basis. The Leveraged Inverse Funds pursue investment goals which are inverse to the performance of their respective benchmark, a result opposite of most other mutual funds. The pursuit of such investment goals has the following implications: • The Funds are riskier than alternatives that do not use leverage because the performance of an investment in a Fund is magnified. The effect of leverage on a Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark over a period of time greater than one day. This means that the return of a Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from the return of the Fund’s benchmark stated in the Fund’s investment objective for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of a Fund’s stated investment goal (e.g., 2x or -2x) and the cumulative performance of the Fund’s benchmark. The risk of a Fund not achieving its investment objective on a daily basis will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, a Fund’s performance for periods greater than one day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective (e.g., 2x or -2x), before accounting for fees and fund expenses. • The Funds are not suitable for all investors and are designed to be utilized only by sophisticated investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting, and (d) intend to actively monitor and manage their investments. Investors who do not understand the Funds or do not intend to actively manage and monitor their investments should not buy shares of the Funds. • There is no assurance that any Fund will achieve its objectives and an investment in a Fund could lose money. No single Fund is a complete investment program.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARIES

(Includes Important Information About the Fund; Investment Objective; Fees and Expenses of the Fund; Principal Investment Strategies; Principal Risks; Performance Information; Management; Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries)

ii	PROSPECTUS

S&P 500® 2x Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The S&P 500® 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., 2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES* (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.61%
Total Annual Fund Operating Expenses	1.76%
*	The expense information in the table has been restated to reflect current fees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$179	$554	$954	$2,073

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was less than 1% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PROSPECTUS	1

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. As a result, the Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform similarly to the securities of companies in the underlying index. The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor’s Corporation (“S&P”) on a statistical basis, and which generally represent large-capitalization companies with capitalizations ranging from $2 billion to $401.7 billion as of June 30, 2013. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk—Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance. High portfolio turnover may also result in high levels of short-term capital gains, which are generally taxable as ordinary income when distributed to shareholders. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

CFTC Regulatory Risk—The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund does not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund expenses and may adversely affect the Fund’s ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Correlation and Compounding Risk—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors—volatility and index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no

2	PROSPECTUS

dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

Index Performance		Annualized Volatility
1x	2x	10%	25%	50%	75%	100%
-60%	-120%	-84%	-85%	-88%	-91%	-94%
-50%	-100%	-75%	-77%	-81%	-86%	-91%
-40%	-80%	-65%	-66%	-72%	-80%	-87%
-30%	-60%	-52%	-54%	-62%	-72%	-82%
-20%	-40%	-37%	-41%	-49%	-64%	-78%
-10%	-20%	-20%	-24%	-37%	-55%	-71%
0%	0%	-1%	-5%	-22%	-43%	-65%
10%	20%	19%	14%	-5%	-31%	-58%
20%	40%	42%	36%	11%	-15%	-47%
30%	60%	67%	59%	32%	-3%	-38%
40%	80%	93%	84%	52%	11%	-28%
50%	100%	122%	111%	76%	28%	-20%
60%	120%	154%	140%	100%	44%	-10%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2013 is 18.42%. The underlying index’s highest one-year volatility rate during the five year period is 8.22%. The underlying index’s annualized performance for the five year period ended June 30, 2013 is 7.01%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk—The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Equity Risk—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Large-Capitalization Securities Risk—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

PROSPECTUS	3

Leveraging Risk—The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk—The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Repurchase Agreement Risk—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Tracking Error Risk—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

4	PROSPECTUS

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2013 through June 30, 2013 is 26.78%.

Highest Quarter Return (quarter ended 9/30/2009) 32.51%	Lowest Quarter Return (quarter ended 12/31/2008) -46.97%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2012)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

H-Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	29.05%	-6.54%	5.19%
Return After Taxes on Distributions	29.05%	-6.58%	5.04%
Return After Taxes on Distributions and Sale of Fund Shares	18.88%	-5.46%	4.47%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for H-Class accounts held through a third party (e.g., a brokerage account) are typically:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts managed by financial professionals are not subject to minimum account balance requirements. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

H-Class accounts held directly at Guggenheim Investments (other than those that are managed by financial professionals) are subject to a minimum account balance of $5,000 for non-managed accounts (including retirement accounts).

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). The Fund reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

PROSPECTUS	5

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

6	PROSPECTUS

Inverse S&P 500® 2x Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Inverse S&P 500® 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide leveraged investment results that match the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., -2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES* (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.61%
Total Annual Fund Operating Expenses	1.76%
*	The expense information in the table has been restated to reflect current fees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$179	$554	$954	$2,073

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PROSPECTUS	7

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, securities indices, and futures contracts. The Fund’s investment in derivatives serves as a substitute for directly selling short each of the securities included in the underlying index. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor’s Corporation (“S&P”) on a statistical basis, and which generally represent large-capitalization companies with capitalizations ranging from $2 billion to $401.7 billion as of June 30, 2013. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk—Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance. High portfolio turnover may also result in high levels of short-term capital gains, which are generally taxable as ordinary income when distributed to shareholders. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

CFTC Regulatory Risk—The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund does not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund expenses and may adversely affect the Fund’s ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Correlation and Compounding Risk—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors—volatility and index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

8	PROSPECTUS

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the inverse performance of the underlying index.

Index Performance		Annualized Volatility
1x	-2x	10%	25%	50%	75%	100%
-60%	120%	506%	404%	199%	13%	-69%
-50%	100%	286%	229%	91%	-27%	-82%
-40%	80%	171%	128%	33%	-49%	-86%
-30%	60%	99%	70%	-1%	-62%	-90%
-20%	40%	52%	31%	-27%	-70%	-93%
-10%	20%	20%	3%	-42%	-77%	-94%
0%	0%	-3%	-18%	-52%	-81%	-96%
10%	-20%	-19%	-31%	-61%	-84%	-96%
20%	-40%	-32%	-43%	-67%	-87%	-97%
30%	-60%	-42%	-51%	-72%	-89%	-97%
40%	-80%	-50%	-58%	-75%	-91%	-97%
50%	-100%	-57%	-63%	-79%	-92%	-98%
60%	-120%	-62%	-68%	-82%	-93%	-98%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2013 is 18.42%. The underlying index’s highest one-year volatility rate during the five year period is 8.22%. The underlying index’s annualized performance for the five year period ended June 30, 2013 is 7.01%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk—The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Equity Risk—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Large-Capitalization Securities Risk—The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Leveraging Risk—The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a

PROSPECTUS	9

result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk—The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Repurchase Agreement Risk—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Short Sales Risk—Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Tracking Error Risk—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

10	PROSPECTUS

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2013 through June 30, 2013 is -24.89%.

Highest Quarter Return	Lowest Quarter Return
(quarter ended 9/30/2011) 23.09%	(quarter ended 6/30/2009) -29.26%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2012)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

H-Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-30.46%	-21.05%	-20.20%
Return After Taxes on Distributions	-30.46%	-21.09%	-20.46%
Return After Taxes on Distributions and Sale of Fund Shares	-19.80%	-16.29%	-13.32%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for H-Class accounts held through a third party (e.g., a brokerage account) are typically:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts managed by financial professionals are not subject to minimum account balance requirements. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

H-Class accounts held directly at Guggenheim Investments (other than those that are managed by financial professionals) are subject to a minimum account balance of $5,000 for non-managed accounts (including retirement accounts).

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). The Fund reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

PROSPECTUS	11

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

12	PROSPECTUS

NASDAQ-100® 2x Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The NASDAQ-100® 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., 2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES* (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.65%
Total Annual Fund Operating Expenses	1.80%
*	The expense information in the table has been restated to reflect current fees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$183	$566	$975	$2,116

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PROSPECTUS	13

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. As a result, the Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund also may invest in American Depositary Receipts (“ADRs”) to gain exposure to international companies included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform similarly to the securities of companies in the underlying index. The NASDAQ-100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market with capitalizations ranging from $4.5 billion to $372.2 billion as of June 30, 2013. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index® is concentrated in technology companies. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk—Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance. High portfolio turnover may also result in high levels of short-term capital gains, which are generally taxable as ordinary income when distributed to shareholders. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

CFTC Regulatory Risk—The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund does not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund expenses and may adversely affect the Fund’s ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Correlation and Compounding Risk—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors—volatility and index performance—on Fund performance. The chart shows estimated Fund returns for a

14	PROSPECTUS

number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

Index Performance		Annualized Volatility
1x	2x	10%	25%	50%	75%	100%
-60%	-120%	-84%	-85%	-88%	-91%	-94%
-50%	-100%	-75%	-77%	-81%	-86%	-91%
-40%	-80%	-65%	-66%	-72%	-80%	-87%
-30%	-60%	-52%	-54%	-62%	-72%	-82%
-20%	-40%	-37%	-41%	-49%	-64%	-78%
-10%	-20%	-20%	-24%	-37%	-55%	-71%
0%	0%	-1%	-5%	-22%	-43%	-65%
10%	20%	19%	14%	-5%	-31%	-58%
20%	40%	42%	36%	11%	-15%	-47%
30%	60%	67%	59%	32%	-3%	-38%
40%	80%	93%	84%	52%	11%	-28%
50%	100%	122%	111%	76%	28%	-20%
60%	120%	154%	140%	100%	44%	-10%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2013 is 20.53%. The underlying index’s highest one-year volatility rate during the five year period is 9.10%. The underlying index’s annualized performance for the five year period ended June 30, 2013 is 10.66%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Depositary Receipt Risk—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk—The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

PROSPECTUS	15

Equity Risk—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Foreign Issuer Exposure Risk—The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Industry and Technology Sector Concentration Risk—The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. To the extent that the Fund’s investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies also may fluctuate widely in response to such events.

Large-Capitalization Securities Risk—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk—The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk—The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Repurchase Agreement Risk—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Tracking Error Risk—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

16	PROSPECTUS

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2013 through June 30, 2013 is 18.65%.

Highest Quarter Return (quarter ended 3/31/2012) 45.83%	Lowest Quarter Return (quarter ended 12/31/2008) -48.74%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2012)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

H-Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	33.98%	1.53%	12.55%
Return After Taxes on Distributions	33.98%	1.53%	12.44%
Return After Taxes on Distributions and Sale of Fund Shares	22.09%	1.30%	11.24%
NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes)	18.35%	5.89%	11.13%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for H-Class accounts held through a third party (e.g., a brokerage account) are typically:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

PROSPECTUS	17

Accounts managed by financial professionals are not subject to minimum account balance requirements. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

H-Class accounts held directly at Guggenheim Investments (other than those that are managed by financial professionals) are subject to a minimum account balance of $5,000 for non-managed accounts (including retirement accounts).

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). The Fund reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

18	PROSPECTUS

Inverse NASDAQ-100® 2x Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Inverse NASDAQ-100® 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide leveraged investment results that match the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., -2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES* (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.65%
Total Annual Fund Operating Expenses	1.80%
*	The expense information in the table has been restated to reflect current fees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$183	$566	$975	$2,116

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PROSPECTUS	19

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, securities indices, and futures contracts. The Fund’s investment in derivatives serves as a substitute for directly selling short each of the securities included in the underlying index. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund also may invest in American Depositary Receipts (“ADRs”) to gain inverse exposure to international companies included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The NASDAQ-100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market with capitalizations ranging from $4.5 billion to $372.2 billion as of June 30, 2013. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index® is concentrated in technology companies. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk—Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance. High portfolio turnover may also result in high levels of short-term capital gains, which are generally taxable as ordinary income when distributed to shareholders. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

CFTC Regulatory Risk—The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund does not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund expenses and may adversely affect the Fund’s ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Correlation and Compounding Risk—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors—volatility and index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

20	PROSPECTUS

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the inverse performance of the underlying index.

Index Performance		Annualized Volatility
1x	-2x	10%	25%	50%	75%	100%
-60%	120%	506%	404%	199%	13%	-69%
-50%	100%	286%	229%	91%	-27%	-82%
-40%	80%	171%	128%	33%	-49%	-86%
-30%	60%	99%	70%	-1%	-62%	-90%
-20%	40%	52%	31%	-27%	-70%	-93%
-10%	20%	20%	3%	-42%	-77%	-94%
0%	0%	-3%	-18%	-52%	-81%	-96%
10%	-20%	-19%	-31%	-61%	-84%	-96%
20%	-40%	-32%	-43%	-67%	-87%	-97%
30%	-60%	-42%	-51%	-72%	-89%	-97%
40%	-80%	-50%	-58%	-75%	-91%	-97%
50%	-100%	-57%	-63%	-79%	-92%	-98%
60%	-120%	-62%	-68%	-82%	-93%	-98%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2013 is 20.53%. The underlying index’s highest one-year volatility rate during the five year period is 9.10%. The underlying index’s annualized performance for the five year period ended June 30, 2013 is 10.66%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Depositary Receipt Risk—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk—The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Equity Risk—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

PROSPECTUS	21

Foreign Issuer Exposure Risk—The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Industry and Technology Sector Concentration Risk—The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. To the extent that the Fund’s investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies also may fluctuate widely in response to such events.

Large-Capitalization Securities Risk—The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Leveraging Risk—The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk—The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Repurchase Agreement Risk—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Short Sales Risk—Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Tracking Error Risk—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

22	PROSPECTUS

Trading Halt Risk—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2013 through June 30, 2013 is -19.96%.

Highest Quarter Return	Lowest Quarter Return
(quarter ended 3/31/2008) 31.61%	(quarter ended 6/30/2009) -33.19%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2012)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

H-Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-34.84%	-28.23%	-28.43%
Return After Taxes on Distributions	-34.84%	-28.25%	-28.74%
Return After Taxes on Distributions and Sale of Fund Shares	-22.65%	-20.75%	-15.70%
NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes)	18.35%	5.89%	11.13%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PROSPECTUS	23

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for H-Class accounts held through a third party (e.g., a brokerage account) are typically:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts managed by financial professionals are not subject to minimum account balance requirements. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

H-Class accounts held directly at Guggenheim Investments (other than those that are managed by financial professionals) are subject to a minimum account balance of $5,000 for non-managed accounts (including retirement accounts).

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). The Fund reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

24	PROSPECTUS

Dow 2x Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Dow 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., 2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES* (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.64%
Total Annual Fund Operating Expenses	1.79%
*	The expense information in the table has been restated to reflect current fees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$182	$563	$970	$2,105

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 979% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PROSPECTUS	25

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. As a result, the Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform similarly to the securities of companies in the underlying index. The Dow Jones Industrial AverageSM is a price-weighted index of 30 “blue chip” U.S. stocks, which generally represent large-capitalization companies with a capitalization range of $8.4 billion to $401.7 billion as of June 30, 2013. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk—Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance. High portfolio turnover may also result in high levels of short-term capital gains, which are generally taxable as ordinary income when distributed to shareholders. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

CFTC Regulatory Risk—The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund does not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund expenses and may adversely affect the Fund’s ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Correlation and Compounding Risk—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors—volatility and index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

26	PROSPECTUS

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

Index Performance		Annualized Volatility
1x	2x	10%	25%	50%	75%	100%
-60%	-120%	-84%	-85%	-88%	-91%	-94%
-50%	-100%	-75%	-77%	-81%	-86%	-91%
-40%	-80%	-65%	-66%	-72%	-80%	-87%
-30%	-60%	-52%	-54%	-62%	-72%	-82%
-20%	-40%	-37%	-41%	-49%	-64%	-78%
-10%	-20%	-20%	-24%	-37%	-55%	-71%
0%	0%	-1%	-5%	-22%	-43%	-65%
10%	20%	19%	14%	-5%	-31%	-58%
20%	40%	42%	36%	11%	-15%	-47%
30%	60%	67%	59%	32%	-3%	-38%
40%	80%	93%	84%	52%	11%	-28%
50%	100%	122%	111%	76%	28%	-20%
60%	120%	154%	140%	100%	44%	-10%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2013 is 16.51%. The underlying index’s highest one-year volatility rate during the five year period is 7.08%. The underlying index’s annualized performance for the five year period ended June 30, 2013 is 8.64%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk—The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Equity Risk—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Large-Capitalization Securities Risk—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk—The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a

PROSPECTUS	27

result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk—The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Repurchase Agreement Risk—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Tracking Error Risk—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

28	PROSPECTUS

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2013 through June 30, 2013 is 29.72%.

Highest Quarter Return (quarter ended 9/30/2009) 32.49%	Lowest Quarter Return (quarter ended 12/31/2008) -41.05%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2012)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

H-Class Shares	Past 1 Year	Past 5 Years	Since Inception (2/20/2004)
Return Before Taxes	16.34%	-4.23%	1.09%
Return After Taxes on Distributions	16.34%	-4.30%	1.03%
Return After Taxes on Distributions and Sale of Fund Shares	10.62%	-3.59%	0.89%
Dow Jones Industrial AverageSM (reflects no deduction for fees, expenses or taxes)	10.24%	2.62%	5.07%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for H-Class accounts held through a third party (e.g., a brokerage account) are typically:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts managed by financial professionals are not subject to minimum account balance requirements. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

H-Class accounts held directly at Guggenheim Investments (other than those that are managed by financial professionals) are subject to a minimum account balance of $5,000 for non-managed accounts (including retirement accounts).

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). The Fund reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

PROSPECTUS	29

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

30	PROSPECTUS

Inverse Dow 2x Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Inverse Dow 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide leveraged investment results that match the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., -2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES* (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.64%
Total Annual Fund Operating Expenses	1.79%
*	The expense information in the table has been restated to reflect current fees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$182	$563	$970	$2,105

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PROSPECTUS	31

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, securities indices, and futures contracts. The Fund’s investment in derivatives serves as a substitute for directly selling short each of the securities included in the underlying index. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The Dow Jones Industrial AverageSM is a price-weighted index of 30 “blue chip” U.S. stocks, which generally represent large-capitalization companies with a capitalization range of $8.4 billion to $401.7 billion as of June 30, 2013. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk—Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance. High portfolio turnover may also result in high levels of short-term capital gains, which are generally taxable as ordinary income when distributed to shareholders. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

CFTC Regulatory Risk—The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund does not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund expenses and may adversely affect the Fund’s ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Correlation and Compounding Risk—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors—volatility and index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

32	PROSPECTUS

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the inverse performance of the underlying index.

Index Performance		Annualized Volatility
1x	-2x	10%	25%	50%	75%	100%
-60%	120%	506%	404%	199%	13%	-69%
-50%	100%	286%	229%	91%	-27%	-82%
-40%	80%	171%	128%	33%	-49%	-86%
-30%	60%	99%	70%	-1%	-62%	-90%
-20%	40%	52%	31%	-27%	-70%	-93%
-10%	20%	20%	3%	-42%	-77%	-94%
0%	0%	-3%	-18%	-52%	-81%	-96%
10%	-20%	-19%	-31%	-61%	-84%	-96%
20%	-40%	-32%	-43%	-67%	-87%	-97%
30%	-60%	-42%	-51%	-72%	-89%	-97%
40%	-80%	-50%	-58%	-75%	-91%	-97%
50%	-100%	-57%	-63%	-79%	-92%	-98%
60%	-120%	-62%	-68%	-82%	-93%	-98%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2013 is 16.51%. The underlying index’s highest one-year volatility rate during the five year period is 7.08%. The underlying index’s annualized performance for the five year period ended June 30, 2013 is 8.64%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk—The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Equity Risk—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Large-Capitalization Securities Risk—The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Leveraging Risk—The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a

PROSPECTUS	33

result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk—The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Repurchase Agreement Risk—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Short Sales Risk—Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Tracking Error Risk—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

34	PROSPECTUS

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2013 through June 30, 2013 is -25.88%.

Highest Quarter Return	Lowest Quarter Return
(quarter ended 9/30/2011) 18.53%	(quarter ended 9/30/2009) -27.13%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2012)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

H-Class Shares	Past 1 Year	Past 5 Years	Since Inception (2/20/2004)
Return Before Taxes	-22.89%	-20.03%	-16.01%
Return After Taxes on Distributions	-22.89%	-20.04%	-16.22%
Return After Taxes on Distributions and Sale of Fund Shares	-14.88%	-15.60%	-11.71%
Dow Jones Industrial AverageSM (reflects no deduction for fees, expenses or taxes)	10.24%	2.62%	5.07%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for H-Class accounts held through a third party (e.g., a brokerage account) are typically:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts managed by financial professionals are not subject to minimum account balance requirements. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

H-Class accounts held directly at Guggenheim Investments (other than those that are managed by financial professionals) are subject to a minimum account balance of $5,000 for non-managed accounts (including retirement accounts).

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). The Fund reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

PROSPECTUS	35

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

36	PROSPECTUS

Russell 2000® 2x Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Russell 2000® 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., 2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES* (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.67%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses**	1.86%
*	The expense information in the table has been restated to reflect current fees.
**	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$189	$585	$1,006	$2,180

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable

PROSPECTUS	37

account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. As a result, the Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform similarly to the securities of companies in the underlying index. The Russell 2000® Index is composed of the 2,000 smallest companies in the Russell 3000® Index, representing approximately 10% of the Russell 3000® total market capitalization and consisting of capitalizations ranging from $22.4 million to $5.8 billion as of June 30, 2013. The Russell 3000® Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk—Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance. High portfolio turnover may also result in high levels of short-term capital gains, which are generally taxable as ordinary income when distributed to shareholders. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

CFTC Regulatory Risk—The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund does not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund expenses and may adversely affect the Fund’s ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Correlation and Compounding Risk—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

38	PROSPECTUS

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors—volatility and index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

Index Performance		Annualized Volatility
1x	2x	10%	25%	50%	75%	100%
-60%	-120%	-84%	-85%	-88%	-91%	-94%
-50%	-100%	-75%	-77%	-81%	-86%	-91%
-40%	-80%	-65%	-66%	-72%	-80%	-87%
-30%	-60%	-52%	-54%	-62%	-72%	-82%
-20%	-40%	-37%	-41%	-49%	-64%	-78%
-10%	-20%	-20%	-24%	-37%	-55%	-71%
0%	0%	-1%	-5%	-22%	-43%	-65%
10%	20%	19%	14%	-5%	-31%	-58%
20%	40%	42%	36%	11%	-15%	-47%
30%	60%	67%	59%	32%	-3%	-38%
40%	80%	93%	84%	52%	11%	-28%
50%	100%	122%	111%	76%	28%	-20%
60%	120%	154%	140%	100%	44%	-10%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2013 is 24.07%. The underlying index’s highest one-year volatility rate during the five year period is 10.69%. The underlying index’s annualized performance for the five year period ended June 30, 2013 is 8.77%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk—The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Equity Risk—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

PROSPECTUS	39

Leveraging Risk—The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk—The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Repurchase Agreement Risk—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Small-Capitalization Securities Risk—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Tracking Error Risk—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

40	PROSPECTUS

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2013 through June 30, 2013 is 31.09%.

Highest Quarter Return	Lowest Quarter Return
(quarter ended 6/30/2009) 42.15%	(quarter ended 12/31/2008) -54.36%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2012)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

H-Class Shares	Past 1 Year	Past 5 Years	Since Inception (5/31/2006)
Return Before Taxes	28.13%	-6.22%	-5.09%
Return After Taxes on Distributions	28.13%	-6.23%	-5.20%
Return After Taxes on Distributions and Sale of Fund Shares	18.29%	-5.18%	-4.27%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	16.35%	3.56%	3.95%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for H-Class accounts held through a third party (e.g., a brokerage account) are typically:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts managed by financial professionals are not subject to minimum account balance requirements. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

H-Class accounts held directly at Guggenheim Investments (other than those that are managed by financial professionals) are subject to a minimum account balance of $5,000 for non-managed accounts (including retirement accounts).

PROSPECTUS	41

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). The Fund reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

42	PROSPECTUS

Inverse Russell 2000® 2x Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Inverse Russell 2000® 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide leveraged investment results that match the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., -2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)	N/A
ANNUAL FUND OPERATING EXPENSES* (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.66%
Total Annual Fund Operating Expenses	1.81%
*	The expense information in the table has been restated to reflect current fees.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$184	$569	$980	$2,127

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PROSPECTUS	43

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, securities indices, and futures contracts. The Fund’s investment in derivatives serves as a substitute for directly selling short each of the securities included in the underlying index. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The Russell 2000® Index is composed of the 2,000 smallest companies in the Russell 3000® Index, representing approximately 10% of the Russell 3000® total market capitalization and consisting of capitalizations ranging from $22.4 million to $5.8 billion as of June 30, 2013. The Russell 3000® Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk—Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance. High portfolio turnover may also result in high levels of short-term capital gains, which are generally taxable as ordinary income when distributed to shareholders. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

CFTC Regulatory Risk—The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund does not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund expenses and may adversely affect the Fund’s ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Correlation and Compounding Risk—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors—volatility and index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

44	PROSPECTUS

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the inverse performance of the underlying index.

Index Performance		Annualized Volatility
1x	-2x	10%	25%	50%	75%	100%
-60%	120%	506%	404%	199%	13%	-69%
-50%	100%	286%	229%	91%	-27%	-82%
-40%	80%	171%	128%	33%	-49%	-86%
-30%	60%	99%	70%	-1%	-62%	-90%
-20%	40%	52%	31%	-27%	-70%	-93%
-10%	20%	20%	3%	-42%	-77%	-94%
0%	0%	-3%	-18%	-52%	-81%	-96%
10%	-20%	-19%	-31%	-61%	-84%	-96%
20%	-40%	-32%	-43%	-67%	-87%	-97%
30%	-60%	-42%	-51%	-72%	-89%	-97%
40%	-80%	-50%	-58%	-75%	-91%	-97%
50%	-100%	-57%	-63%	-79%	-92%	-98%
60%	-120%	-62%	-68%	-82%	-93%	-98%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2013 is 24.07%. The underlying index’s highest one-year volatility rate during the five year period is 10.69%. The underlying index’s annualized performance for the five year period ended June 30, 2013 is 8.77%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk—The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Equity Risk—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Leveraging Risk—The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

PROSPECTUS	45

Liquidity Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk—The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Repurchase Agreement Risk—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Short Sales Risk—Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Small-Capitalization Securities Risk—The Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Tracking Error Risk—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the H-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the H-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

46	PROSPECTUS

The performance information shown below for H-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2013 through June 30, 2013 is -28.95%.

Highest Quarter Return (quarter ended 9/30/2011) 40.66%	Lowest Quarter Return (quarter ended 6/30/2009) -38.86%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2012)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

H-Class Shares	Past 1 Year	Past 5 Years	Since Inception (5/31/2006)
Return Before Taxes	-34.68%	-33.71%	-28.69%
Return After Taxes on Distributions	-34.68%	-35.14%	-30.03%
Return After Taxes on Distributions and Sale of Fund Shares	-22.54%	-22.02%	-18.11%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	16.35%	3.56%	3.95%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts for H-Class accounts held through a third party (e.g., a brokerage account) are typically:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts managed by financial professionals are not subject to minimum account balance requirements. Accounts opened through a financial intermediary (non-direct) will be subject to your financial intermediary’s minimum initial investment amount and account balance requirements, which may be different than the amounts above.

H-Class accounts held directly at Guggenheim Investments (other than those that are managed by financial professionals) are subject to a minimum account balance of $5,000 for non-managed accounts (including retirement accounts).

PROSPECTUS	47

There are no minimum amounts for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”). The Fund reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments if you opened your account directly with the Fund. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

48	PROSPECTUS

More Information About the Trust and the Funds

Rydex Dynamic Funds (the “Trust”) is a Delaware statutory trust offering a number of professionally managed investment portfolios, or funds. This Prospectus describes the H-Class Shares of the S&P 500® 2x Strategy Fund, Inverse S&P 500® 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000® 2x Strategy Fund and the Inverse Russell 2000® 2x Strategy Fund (each a “Fund” and collectively, the “Funds”).

INVESTMENT OBJECTIVES

The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

If the S&P 500® 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Dow 2x Strategy Fund and Russell 2000® 2x Strategy Fund meets its investment objective, the value of the Fund’s shares will tend to increase on a daily basis by 200% of any increase in the value of the Fund’s underlying index (e.g., if the value of the underlying index goes up by 5%, the value of the Fund’s shares should go up by 10% on that day). When the value of the Fund’s underlying index declines, the value of the Fund’s shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund’s shares should go down by 10% on that day).

If the Inverse S&P 500® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Inverse Dow 2x Strategy Fund and Inverse Russell 2000® 2x Strategy Fund meets its investment objective, the value of the Fund’s shares will tend to increase on a daily basis by 200% of any decrease in the value of the Fund’s underlying index (e.g., if the value of the Fund’s underlying index goes down by 5%, the value of the Fund’s shares should go up by 10% on that day). When the value of the Fund’s underlying index increases, the value of the Fund’s shares should decrease on a daily basis by 200% of any increase in the value of the underlying index (e.g., if the value of the Fund’s underlying index goes up by 5%, the value of the Fund’s shares should go down by 10% on that day).

Each of the S&P 500® 2x Strategy Fund’s, NASDAQ-100® 2x Strategy Fund’s, Dow 2x Strategy Fund’s, and Russell 2000® 2x Strategy Fund’s investment policy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform similarly to the securities of companies in its underlying index is a non-fundamental policy that can be changed by each Fund upon 60 days’ prior notice to shareholders. Each of the Inverse S&P 500® 2x Strategy Fund’s, Inverse NASDAQ-100® 2x Strategy Fund’s, Inverse Dow 2x Strategy Fund’s, and Inverse Russell 2000® 2x Strategy Fund’s investment policy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies in its underlying index is a non-fundamental policy that can be changed by each Fund upon 60 days’ prior notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

In managing the Funds, the Advisor uses a “passive” investment strategy to manage each Fund’s portfolio, meaning that the Advisor does not attempt to select securities based on their individual potential to perform better than the market. The Advisor’s primary objective is to match the performance of each Fund’s benchmark as closely as possible on a daily basis. The Advisor uses quantitative analysis techniques to structure each Fund to obtain the highest correlation to its particular benchmark. The Advisor does not engage in temporary defensive investing, keeping each Fund’s assets fully invested in all market environments. The Advisor monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity.

The Advisor pursues the Funds’ investment objectives by regularly utilizing leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. In addition, the Advisor will regularly utilize short selling techniques designed to help the performance to inversely correlate to 200% of the performance of the relevant underlying index for the Inverse S&P 500® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Inverse Dow 2x Strategy Fund, and Inverse Russell 2000® 2x Strategy Fund.

The Funds may be appropriate for investors who believe that over the long-term, the value of a particular index will increase or decrease, and that by investing with the objective of doubling the index’s daily return they will achieve superior results over time. Investors should understand that since each Fund seeks to double the daily performance of the index underlying its benchmark, it should have twice the daily volatility of a conventional index fund. This increases the potential risk of loss.

The Funds also may be appropriate for investors who use an investment strategy that relies on frequent buying, selling, or exchanging among stock mutual funds, since the Funds do not limit how often an investor may exchange among Funds. In addition, the Funds do not impose any transaction fees when investors exchange shares. The Funds provide multiple opportunities

PROSPECTUS	49

for investors to capitalize on market trends and to capture market momentum with intra-day Fund share pricing and trading. Dynamic asset allocators also may utilize intra-day trading as a defensive strategy to react to market movements before investments are adversely affected.

IMPORTANT INFORMATION REGARDING FUNDS THAT SEEK LEVERAGED AND INVERSE INVESTMENT RESULTS

The Dow 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Russell 2000® 2x Strategy Fund, and S&P 500® 2x Strategy Fund (the “Leveraged Funds”) seek daily leveraged investment results. The Inverse Dow 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Inverse Russell 2000® 2x Strategy Fund, and Inverse S&P 500® 2x Strategy Fund (the “Leveraged Inverse Funds”) seek to provide leveraged investment results that match the opposite of the performance of a specific benchmark on a daily basis. The Leveraged Funds and the Leveraged Inverse Funds may be referred to collectively as the “Funds.”

As discussed in each Fund’s Summary section, the Funds’ performance is subject to the effects of compounding and leverage, which are discussed in more detail below.

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The effect of leverage on a fund will generally cause the fund’s performance to not match the performance of the index underlying the fund’s benchmark over a period of time greater than one day. As a result, the use of leverage could cause the performance of a fund to be less than or greater than the performance of the index underlying the fund’s benchmark multiplied by the amount of leverage employed, before accounting for fees and expenses. The following simple examples provide an illustration:

Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

Example B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value (“NAV”) of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund’s benchmark due to the compounding effect of losses and gains on the returns of the fund. It also is expected that a fund’s use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.

The following graphs further illustrate the effect of leverage on fund performance in comparison to the performance of the fund’s underlying index in three different markets. Each of the three graphs shows a simulated hypothetical of the one-year performance of an index compared with the performance of a fund that perfectly achieves its investment objective of exactly twice (200%) the daily index returns.

In order to isolate the effect of leverage, the hypothetical graphs assume: (i) no tracking error (see “Tracking Error Risk” under “Descriptions of Principal Risks”); (ii) no dividends paid by the companies included in the underlying index; (iii) no expenses; and (iv) borrowing and/or lending rates (required to obtain leverage) of zero percent. If tracking error, fund expenses, and borrowing and lending rates of greater than zero percent were included in the graphs, the fund’s performance would be lower than that shown below. Each of the graphs also assumes an index volatility of 20%. An index’s volatility is a statistical measure of the magnitude of the fluctuations in the returns of an index. The S&P 500® Index’s index volatility may be more or less significant at any given time. The average of the most recent five-year historical volatility for the period ended June 30, 2013 of the S&P 500® Index is 18.42%. The indices underlying the Funds’ benchmarks have different historical volatilities, which may be more or less significant than the index volatilities assumed in the graphs below. The average historical volatility for the five-year period ended June 30, 2013 of the other indices underlying the Funds’ other benchmarks is as follows: Dow Jones Industrial AverageSM 16.51%; NASDAQ-100 Index® 20.53%; and Russell 2000® Index 24.07%. The hypothetical graphs are meant to demonstrate the effects of leverage only and are in no way indicative of the actual performance of any of the Funds.

50	PROSPECTUS

PROSPECTUS	51

MARKET VOLATILITY. Each Fund seeks to provide a return that is a multiple of the daily performance of its benchmark. No Fund attempts to, and no Fund should be expected to, provide returns that are a multiple of the return of the benchmark for periods other than a single day. Each Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

Daily rebalancing will impair a Fund’s performance if the benchmark experiences volatility. For instance, a hypothetical 2x daily leveraged fund would be expected to lose -3.9% (as shown in Table 1 below) if its benchmark provided no return over a one year period during which its benchmark experienced annualized volatility of 20%. If the benchmark’s annualized volatility were to rise to 40%, the hypothetical loss for a one year period for a 2x daily leveraged fund widens to approximately -14.8% while the loss for a 2x inverse fund rises to 38.0%. At higher ranges of volatility, there is a chance of a near complete loss of fund value even if the benchmark is flat. For instance, if annualized volatility of the benchmark is 90%, a 2x leveraged inverse fund targeted to the same benchmark would be expected to lose more than 90% of its value even if the cumulative benchmark return for the year was 0%. An index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of an index.

Table 1

Benchmark Annualized Volatility Range	Hypothetical 2x Leveraged Fund Loss	Hypothetical 2x Inverse Fund Loss
10%	-1.0%	-2.9%
20%	-3.9%	-11.3%
30%	-8.6%	-23.6%
40%	-14.8%	-38.0%
50%	-22.2%	-52.7%
60%	-30.4%	-66.0%
70%	-39.1%	-77.1%
80%	-47.5%	-85.3%
90%	-56.2%	-91.3%
100%	-64.0%	-95.1%
Table 1 shows the hypothetical loss for a one-year period, assuming the above annualized volatility range for a hypothetical benchmark that provided no return over the one-year period. The hypothetical loss was determined based upon 100,000 simulations performed with randomly generated daily returns normally distributed around 0%. The return values shown represent the mean leveraged final return for all samples with an unleveraged final return between -1% and +1%.

52	PROSPECTUS

Table 2 shows the range of volatility for the indices to which the Funds are benchmarked for the five year period ended June 30, 2013. In historical terms, volatility ranges during this period were extremely high. The indices to which the Funds are benchmarked have historical volatility rates over that period ranging from 16.51% to 24.07%. Since market volatility, like that experienced by the markets recently, has negative implications for funds that rebalance daily, investors should be sure to monitor and manage their investments in the Funds in volatile markets. The negative implications of volatility in Table 1 can be combined with the recent volatility ranges of various indices in Table 2 to give investors some sense of the risks of holding the Funds for long periods. These tables are intended to simply underscore the fact that the Funds are designed for investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. They are not intended to be used by, and are not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Table 2

Index	Volatility Average for the Five Year Period Ended June 30, 2013
Dow Jones Industrial AverageSM	16.51%
S&P 500® Index	18.42%
Russell 2000® Index	24.07%
NASDAQ-100 Index®	20.53%

A PRECAUTIONARY NOTE TO INVESTORS REGARDING DRAMATIC INDEX MOVEMENT. Each Leveraged Fund seeks daily exposure to its target index equal to 200% of its net assets while each Leveraged Inverse Fund seeks daily exposure to its target index equal to -200% of its net assets. As a consequence, for each Leveraged Fund the risk of total loss of your investment exists in the event of a movement of the Leveraged Fund’s target index in excess of 50% in a direction adverse to the Leveraged Fund (meaning a decline in the value of the target index of a Leveraged Fund) and for each Leveraged Inverse Fund the risk of total loss exists in the event of a movement of the Leveraged Inverse Fund’s target index in excess of 50% in a direction adverse to the Leveraged Inverse Fund (meaning a gain in the value of the target index of a Leveraged Inverse Fund). In short, the risk of total loss of your investment exists.

THE PROJECTED RETURNS OF LEVERAGED FUNDS FOR SHARES HELD LONGER THAN A FULL TRADING DAY. The Funds seek daily leveraged investment results, which should not be equated with seeking a leveraged goal for longer than a day. For instance, if a Leveraged Fund’s underlying index gains 10% for a week, the Leveraged Fund’s shares should not be expected to provide a return of 20% for the week even if it meets its daily target throughout the week. This is true because of the fund expenses set forth in the prospectus, but also because the pursuit of daily goals may result in daily leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a Fund’s daily target or inverse daily target (e.g., 200% or -200%) will not generally equal a Fund’s performance over that same period.

The following charts set out a range of hypothetical daily performances during a given 10 trading days of an index and demonstrate how changes in the index affect a Fund’s performance for a trading day and cumulatively up to, and including, the entire 10 trading day period. The charts are based on a hypothetical $100 investment in a Fund over a 10 trading day period and do not reflect expenses of any kind.

PROSPECTUS	53

Table 1: No Clear Trend In the Market

	Index			2x Daily Leveraged Fund			2x Leveraged Inverse Fund
	Value	Daily Performance	Cumulative Value	NAV	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance
	100			$100.00			$100.00
Day 1	105	5.00%	5.00%	$110.00	10.00%	10.00%	$90.00	-10.00%	-10.00%
Day 2	110	4.76%	10.00%	$120.48	9.52%	20.48%	$81.43	-9.52%	-18.57%
Day 3	100	-9.09%	0.00%	$98.57	-18.18%	-1.43%	$96.23	18.18%	-3.77%
Day 4	90	-10.00%	-10.00%	$78.86	-20.00%	-21.14%	$115.48	20.00%	15.48%
Day 5	85	-5.56%	-15.00%	$70.10	-11.11%	-29.90%	$128.31	11.11%	28.31%
Day 6	100	17.65%	0.00%	$94.83	35.29%	-5.17%	$83.03	-35.29%	-16.97%
Day 7	95	-5.00%	-5.00%	$85.35	-10.00%	-14.65%	$91.33	10.00%	-8.67%
Day 8	100	5.26%	0.00%	$94.34	10.53%	-5.66%	$81.71	-10.53%	-18.29%
Day 9	105	5.00%	5.00%	$103.77	10.00%	3.77%	$73.54	-10.00%	-26.46%
Day 10	100	-4.76%	0.00%	$93.89	-9.52%	-6.11%	$80.55	9.52%	-19.45%

The cumulative performance of the index in Table 1 is 0% for 10 trading days. The hypothetical return of the Leveraged Fund for the 10 trading day period is -6.11%, while the hypothetical return of the Leveraged Inverse Fund is -19.45%. The volatility of the benchmark performance and lack of clear trend results in performance for each Fund for the period which bears little relationship to the performance of the Funds’ target index for the 10 trading day period.

Table 2: Clear Trend that Market Rises

	Index			2x Daily Leveraged Fund			2x Leveraged Inverse Fund
	Value	Daily Performance	Cumulative Value	NAV	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance
	100			$100.00			$100.00
Day 1	102	2.00%	2.00%	$104.00	4.00%	4.00%	$96.00	-4.00%	-4.00%
Day 2	104	1.96%	4.00%	$108.08	3.92%	8.08%	$92.24	-3.92%	-7.76%
Day 3	106	1.92%	6.00%	$112.24	3.85%	12.24%	$88.69	-3.85%	-11.31%
Day 4	108	1.89%	8.00%	$116.47	3.77%	16.47%	$85.34	-3.77%	-14.66%
Day 5	110	1.85%	10.00%	$120.78	3.70%	20.78%	$82.18	-3.70%	-17.82%
Day 6	112	1.82%	12.00%	$125.18	3.64%	25.18%	$79.19	-3.64%	-20.81%
Day 7	114	1.79%	14.00%	$129.65	3.57%	29.65%	$76.36	-3.57%	-23.64%
Day 8	116	1.75%	16.00%	$134.20	3.51%	34.20%	$73. 68	-3.51%	-26.32%
Day 9	118	1.72%	18.00%	$138.82	3.45%	38.82%	$71.14	-3.45%	-28.86%
Day 10	120	1.69%	20.00%	$143.53	3.39%	43.53%	$68.73	-3.39%	-31.27%

The cumulative performance of the index in Table 2 is 20% for 10 trading days. The hypothetical return of the Leveraged Fund for the 10 trading day period is 43.53%, while the hypothetical return of the Leveraged Inverse Fund is -31.27%. The hypothetical return of the Leveraged Fund is 218% of the index return for the 10 trading day period while the hypothetical return of the Leveraged Inverse Fund is -156% of the index return for the period. In this case, because of the positive index trend, the Leveraged Fund gain is greater than 200% of the index gain and the Leveraged Inverse Fund decline is less than -200% of the index gain for the 10 trading day period.

54	PROSPECTUS

Table 3: Clear Trend that Market Declines

	Index			2x Daily Leveraged Fund			2x Leveraged Inverse Fund
	Value	Daily Performance	Cumulative Value	NAV	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance
	100			$100.00			$100.00
Day 1	98	-2.00%	-2.00%	$96.00	-4.00%	-4.00%	$104.00	4.00%	4.00%
Day 2	96	-2.04%	-4.00%	$92.08	-4.08%	-7.92%	$108.24	4.08%	8.24%
Day 3	94	-2.08%	-6.00%	$88.24	-4.17%	-11.76%	$112.76	4.17%	12.76%
Day 4	92	-2.13%	-8.00%	$84.49	-4.26%	-15.51%	$117.55	4.26%	17.55%
Day 5	90	-2.17%	-10.00%	$80.82	-4.35%	-19.18%	$122.66	4.35%	22.66%
Day 6	88	-2.22%	-12.00%	$77.22	-4.44%	-22.78%	$128.12	4.44%	28.12%
Day 7	86	-2.27%	-14.00%	$73.71	-4.55%	-26.29%	$133.94	4.55%	33.94%
Day 8	84	-2.33%	-16.00%	$70.29	-4.65%	-29.71%	$140.17	4.65%	40.17%
Day 9	82	-2.38%	-18.00%	$66.94	-4.76%	-33.06%	$146.84	4.76%	46.84%
Day 10	80	-2.44%	-20.00%	$63.67	-4.88%	-36.33%	$154.01	4.88%	54.01%

The cumulative performance of the index in Table 3 is -20% for 10 trading days. The hypothetical return of the Leveraged Fund for the 10 trading day period is -36.33%, while the hypothetical return of the Leveraged Inverse Fund is 54.01%. The hypothetical return of the Leveraged Fund is 182% of the index return for the 10 trading day period, while the hypothetical return of the Leveraged Inverse Fund is -270% of the index return for the period. In this case, because of the negative index trend, the Leveraged Fund decline is less than 200% of the index decline and the Leveraged Inverse Fund gain is greater than 200% of the index decline for the 10 trading day period.

PRINCIPAL INVESTMENT RISKS

The following section provides additional information regarding the principal risks summarized under “Principal Risks” in the Fund Summaries. The risks below may not be applicable to each Fund. Please consult the Fund Summary sections to determine which risks are applicable to a particular Fund.

Active Trading Risk—A significant portion of the Fund’s assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund’s ability to achieve its investment objective. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Capitalization Securities Risk—The Fund’s investments may be composed primarily of, or have significant exposure to, securities in a particular capitalization range, e.g., large, mid or small-cap securities. As a result, the Fund may be subject to the risk that the predominate capitalization range represented in the Fund’s portfolio may underperform other segments of the equity market or the equity market as a whole. If the Fund has net short exposure to the components of its underlying index it is subject to the risk that the predominate capitalization range represented in its underlying index may outperform other segments of the equity market or the equity market as a whole. In addition, in comparison to securities of companies with larger capitalizations, securities of small and medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends.

CFTC Regulatory Risk—As a result of recent amendments to rules under the Commodity Exchange Act (“CEA”) by the CFTC, the Advisor and the Fund must either operate within certain trading and marketing limitations with respect to the Fund’s use of derivatives subject to regulation by the CFTC, such as futures, options on such futures, commodity options, and certain swaps, or the Advisor must register with the CFTC as a commodity pool operator (“CPO”) subjecting the Advisor and the Fund to regulation by the CFTC.

PROSPECTUS	55

Previously, the CFTC permitted unlimited futures transactions and options thereon, so long as a fund had claimed an exclusion from registration as a CPO, and swap contracts were not formerly regulated by the CFTC. Under the amended rules, the investment adviser of a registered investment company may claim an exemption from registration as a CPO only if the registered investment company it advises uses futures contracts, options on such futures, commodity options, and certain swaps solely for “bona fide hedging purposes,” or limits its use of such instruments for non-bona fide hedging purposes to certain de minimis amounts and complies with certain marketing restrictions.

Consistent with Fund’s principal investment strategy and investment policies, the Advisor intends to maintain the flexibility to utilize derivatives subject to CFTC regulation in the Fund for non-bona fide hedging purposes beyond the de minimis amounts provided for by the new CFTC rules. As such, the Advisor does not currently qualify for the CFTC Rule 4.5 exemption from registration, and the Advisor has registered with the CFTC as a CPO. Therefore, the Advisor and the Fund are subject to regulation by the CFTC and will be required to comply with certain disclosure, reporting, and recordkeeping requirements once finalized by the CFTC. Compliance with these additional requirements will likely increase Fund expenses. The Fund also will be subject to CFTC requirements related to processing derivatives transactions and tracking exposure levels to certain commodities. Compliance with certain of these requirements may adversely affect the Fund’s ability to obtain exposure to certain investments and the commodities markets generally. Because certain of the regulatory requirements that would apply to the Fund have not yet been adopted, it is unclear what the effect of those requirements would be on the Fund if they are adopted. The regulation of commodity transactions in the United States is a rapidly changing area of law and is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Correlation and Compounding Risk—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. A number of factors may adversely affect the Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs and risks associated with the use of leveraged investment techniques, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in its underlying index or its weighting of investment exposure to such securities or industries may be different from that of its underlying index. In addition, the Fund may invest in securities or financial instruments not included in its underlying index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. If the Fund seeks to meet its investment objective on a daily basis, activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

The Fund is considered a “leveraged” fund because it seeks to match a multiple or a multiple of the inverse of the performance of the Fund’s underlying index on a daily basis. The Fund is subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from the Fund having a single day investment objective in combination with the use of leverage, which is that for periods greater than one day, the effect of compounding may cause the performance of the Fund to be either greater than or less than the performance of the Fund’s underlying index (or the inverse of the performance of the Fund’s underlying index) times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

Counterparty Credit Risk—The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments may include, among others, total return, index, and interest rate swap agreements. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Advisor considers factors such as counterparty credit ratings and financial statements, among others, when determining whether a counterparty is creditworthy. The Advisor regularly monitors the creditworthiness of each counterparty that the Fund enters into a transaction with. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

To the extent the Fund’s financial instrument counterparties are concentrated in the financial services sector, the Fund bears the risk that those counterparties may be adversely affected by legislative or regulatory changes, adverse market conditions, increased competition, and/or wide scale credit losses resulting from financial difficulties or borrowers affecting that economic sector.

56	PROSPECTUS

Depositary Receipt Risk—The Fund may hold the securities of non-U.S. companies in the form of ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the NYSE. The Fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and which carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

Derivatives Risk—The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They also may be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a CFTC-approved futures exchange or board of trade. Futures and options contracts are described in more detail below:

Futures Contracts—Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

Options—The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of the option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

The risks associated with the Fund’s use of futures and options contracts include:

•	The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

•	There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

•

Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

•	Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

•

Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

Early Closing Risk—The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

Equity Risk—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline or fluctuate dramatically from day to day due to volatility in the equity market. Such volatility could cause equity

PROSPECTUS	57

securities and equity-based derivatives to underperform other segments of the market as a whole. The equity market is volatile and can experience increased volatility for a variety of reasons, including as a result of general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure. Equity securities generally have greater price volatility than fixed income securities.

Foreign Issuer Exposure Risk—The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and ETFs, that are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of financial instruments denominated in foreign currencies, and of distributions from such financial instruments, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of financial instruments traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

Industry and Technology Sector Concentration Risk—The Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. Technology sector concentration risk is the risk that the securities of issuers in the technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

Leveraging Risk—The Fund achieves leveraged exposure to its underlying index through the use of derivative instruments. The more the Fund invests in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of the Fund’s shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. The Fund will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage also may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund’s investment income, resulting in greater losses. The value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the Fund’s investment strategies involve consistently applied leverage. Leverage will also have the effect of magnifying tracking error.

Liquidity Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Fund’s portfolio, the ability of the Fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see “Calculating Net Asset Value.”

Market Risk—The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. The Fund’s investments may decline in value due to factors affecting

58	PROSPECTUS

securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, also is affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the NAV of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund’s securities and other financial instruments may fluctuate drastically from day to day.

Non-Diversification Risk—To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk—Certain of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and lacks transparency with respect to the terms of OTC transactions. OTC derivatives are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. In addition, such derivative instruments are often highly customized and tailored to meet the needs of the counterparties. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk—The Fund is not actively managed and may be affected by a general decline in market segments, or rise in market segments for the Inverse S&P 500® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Inverse Dow 2x Strategy Fund and Inverse Russell 2000® 2x Strategy Fund, relating to its underlying index. The Fund invests in securities included in, or representative of, its underlying index regardless of their investment merits. The Advisor does not attempt to take defensive positions in declining or rising markets, as applicable. As a result, the Fund may be subject to greater losses in a declining market (or rising market for the Inverse S&P 500® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Inverse Dow 2x Strategy Fund and Inverse Russell 2000® 2x Strategy Fund) than a fund that does take defensive positions.

Repurchase Agreement Risk—The Fund will enter into repurchase agreements, which are transactions in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. The Fund will enter into repurchase agreements only with counterparties that the Advisor believes present acceptable credit risks, and the collateral securing the repurchase agreements generally will be limited to U.S. government securities and cash. If the market value of the underlying obligations of a repurchase agreement declines, the counterparty must provide additional collateral so that at all times the value of the collateral is greater than the repurchase price of the underlying obligations. Nonetheless, should a counterparty become insolvent or otherwise default, there could be a delay before the Fund is able to liquidate the collateral, which would subject the collateral and the Fund to market risk during that period.

Short Sales Risk— Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund also is required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund’s needs for immediate cash or other liquidity. The Fund’s investment performance also may suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. When the Fund sells short an

PROSPECTUS	59

equity security that pays a dividend, the Fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund and reflects the expense in its financial statements. However, a dividend paid on a security sold short generally has the effect of reducing the market value of the shorted security and thus, increases the Fund’s unrealized gain or reduces the Fund’s unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

Tracking Error Risk—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk—The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial AverageSM, may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a “fair value” method to price its outstanding contracts or securities.

PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the Statement of Additional Information (“SAI”).

Management of the Funds

INVESTMENT ADVISOR

The Advisor, Security Investors, LLC, is located at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of each Fund since its inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund’s investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee for the fiscal year ended March 31, 2013 at an annualized rate based on the average daily net assets of each Fund, as set forth below:

Fund	Advisory Fee
S&P 500® 2x Strategy Fund	0.90%
Inverse S&P 500® 2x Strategy Fund	0.90%
NASDAQ-100® 2x Strategy Fund	0.90%
Inverse NASDAQ-100® 2x Strategy Fund	0.90%
Dow 2x Strategy Fund	0.90%
Inverse Dow 2x Strategy Fund	0.90%
Russell 2000® 2x Strategy Fund	0.90%
Inverse Russell 2000® 2x Strategy Fund	0.90%

60	PROSPECTUS

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. In addition, the Advisor may make payments from its own resources to broker-dealers and other financial institutions, including to the Advisor’s parent company, Guggenheim Capital LLC and its affiliates, in connection with services provided to the Funds and for services provided in connection with the sale of Fund shares.

A discussion regarding the basis for the Board’s September 2011 approval of the Funds’ investment advisory agreement is available in the December 31, 2011 Annual Report to Shareholders, which covers the period January 1, 2011 to December 31, 2011.

For each Fund, with the exception of the Inverse NASDAQ-100® 2x Strategy Fund and Inverse S&P 500® 2x Strategy Fund, the Advisor may hire one or more sub-advisers to oversee the day-to-day activities of the Funds. The Advisor and the Funds rely on an exemptive order obtained from the U.S. Securities and Exchange Commission (the “SEC”) to be able to function as a multi-manager structure. The order allows the Advisor to hire, replace or terminate unaffiliated sub-advisers without the approval of shareholders. The order also allows the Advisor to revise a sub-advisory agreement with an unaffiliated sub-adviser with the approval of the Funds’ Board of Trustees, but without shareholder approval. If a new unaffiliated sub-adviser is hired, shareholders will receive information about the new sub-adviser within 90 days of the change. The order allows the Funds to operate more efficiently and with greater flexibility. In the event the Funds use a sub-advisor, the Advisor would provide the following oversight and evaluation services to the Funds:

•	performing initial due diligence on prospective sub-advisers for the Funds;

•	monitoring the performance of the sub-advisers;

•	communicating performance expectations to the sub-advisers; and

•	ultimately recommending to the Board whether a sub-adviser’s contract should be renewed, modified or terminated.

The Advisor does not expect to recommend frequent changes of sub-advisers. Although the Advisor will monitor the performance of the sub-advisers, there is no certainty that any sub-adviser or Fund will obtain favorable results at any given time. Currently the Funds are not managed by a sub-adviser.

The sub-advisers are subject to oversight by the Advisor. The Advisor and the Trust have obtained an exemptive order from the SEC, and obtained shareholder approval that permits the Advisor, with the approval of the Independent Trustees of the Trust, to retain unaffiliated investment sub-advisers for the Funds without submitting the sub-advisory agreement to a vote of the Funds’ shareholders. The Trust will notify shareholders in the event of any change in the identity of such sub-adviser or sub-advisers. The Advisor has ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee each sub-adviser and recommend their hiring, termination and replacement. The Advisor is not required to disclose fees paid to any sub-adviser retained pursuant to the order.

PORTFOLIO MANAGEMENT

The Funds are managed by a team of investment professionals, and on a day-to-day basis, the three individuals listed below are jointly and primarily responsible for the day-to-day management of the Funds.

Michael P. Byrum, CFA, Senior Vice President—Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of each series of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust, Mr. Byrum reviews the activities of Messrs. Dellapa and Harder. He has been associated with the Advisor since it was founded in 1993. During this time, he has played a key role in the development of the firm’s investment strategies and product offerings. As Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100®, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500® Strategy and Inverse NASDAQ-100® Strategy Funds, and helped to create the Sector Funds. He was named Vice President of Portfolio for the Advisor in 1998, and Executive Vice President in 2000. Prior to joining the Advisor, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

Michael J. Dellapa, CFA, CAIA, Portfolio Manager—Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of each series of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust. In particular, Mr. Dellapa focuses on the management of the Alternatives Funds. Mr. Dellapa joined the Advisor in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000® 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became a Portfolio Manager. Prior to joining the Advisor, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an

PROSPECTUS	61

engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting.

Ryan A. Harder, CFA, Portfolio Manager—Mr. Harder is involved in the management of each series of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust, but focuses particularly on the management of the Domestic Equity, International Equity, Fixed Income, and Alternatives Funds. Mr. Harder joined the Advisor in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Multi-Hedge Strategies, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining the Advisor, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds is available in the SAI.

Shareholder Information

CALCULATING NET ASSET VALUE

The price at which you buy, sell and exchange shares is the net asset value per share, which also is known as NAV.

Each Fund calculates its NAV by:

•	Taking the current market value of its total assets

•	Subtracting any liabilities

•	Dividing that amount by the total number of shares owned by shareholders

The Funds calculate NAV twice each Business Day, first in the morning and again in the afternoon, on each day that the NYSE is open for trading. The Funds’ morning NAV is calculated as of 10:45 a.m., Eastern Time and the Funds’ afternoon NAV is calculated as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). The NYSE is open Monday through Friday, except in observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. If the NYSE closes early—such as on days in advance of holidays generally observed by the NYSE—a Fund will calculate its NAV as of the earlier closing time. For more information, please call 800.820.0888 or visit the Guggenheim Investments website—www.guggenheiminvestments.com.

In calculating NAV, each Fund generally values its investment portfolios based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Advisor thinks that they are unreliable, the Advisor prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to a Fund’s NAV calculation. The Advisor may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

Total return index swaps will be valued based on the current index value as of the close of regular trading on the NYSE and credit default swaps generally will be valued at the price at which orders are being filled at the close of regular trading on the NYSE. Options contracts will be valued at the option’s last sale price on the exchange on which they are traded and futures contracts will be valued based on the first tick after the close of regular trading on the NYSE. Options on futures contracts and futures contracts traded on the CBOT or A/C/E or other recognized exchange shall be valued at the last trade price prior to the close of regular trading on the NYSE.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of the Funds’ holdings can be found in the SAI.

62	PROSPECTUS

EXPLANATION OF CERTAIN FUND FEES AND EXPENSES

Acquired Fund Fees and Expenses—As a shareholder in other investment companies, which may include other mutual funds, closed-end funds, and business development companies (the “Acquired Funds”), a Fund may indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. “Acquired Fund Fees and Expenses” are based upon (i) the approximate allocation of the Fund’s assets among the Acquired Funds and (ii) the net expenses (excluding interest, taxes and extraordinary expenses) of the Acquired Funds during their most recently completed fiscal year. “Acquired Fund Fees and Expenses” are not direct costs paid by Fund shareholders and do not affect the calculation of the Fund’s net asset value or the Fund’s cost of operations. “Acquired Fund Fees and Expenses” will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

Buying, Selling and Exchanging Fund Shares

H-Class Shares are offered directly through the Funds’ transfer agent, Rydex Fund Services, LLC, and also through authorized securities brokers and other financial intermediaries.

OPENING YOUR ACCOUNT

You will need to open a Guggenheim Investments shareholder account to make share transactions—buy, sell or exchange shares of the Funds directly with Guggenheim Investments. You can obtain an account application or request more information about opening an account by calling Guggenheim Investments Client Services at 800.820.0888 or 301.296.5100. You also may visit www.guggenheiminvestments.com/forms to access “Mutual Fund Forms & Applications.”

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Guggenheim Investments to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account.

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

•	You must provide each account holder’s social security number or tax ID number and date of birth on the application to avoid a delay in processing.

•	Attach a copy of the trust document when establishing a trust account.

•

When establishing an account for your corporation, partnership or self-directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this supporting documentation may result in a delay in processing your application.

•

You must provide a street address (Guggenheim Investments does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

•	Be sure to sign the application.

•

If you open an account directly with Guggenheim Investments you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

•	Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

TRANSACTION INFORMATION

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any Business Day. On any day that the NYSE closes early—or as otherwise permitted by the SEC—the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. On any day that the Funds calculate NAV

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earlier than normal, Guggenheim Investments reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent. The NYSE holiday schedule is included in the SAI and Guggenheim Investments will post advance notice of early NYSE and Bond Market closings at www.guggenheiminvestments.com.

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as “good order,” by the Funds’ transfer agent, Guggenheim Distributors, LLC (the “Distributor”), or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day’s trading activity to the Advisor. Any purchase transaction that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

Some intermediaries may not offer intra-day trading or pricing regardless of when you place your order with your intermediary. All orders received in good order by a financial intermediary that does not offer intra-day pricing will be priced at the Funds’ afternoon NAV. For more information about your financial intermediary’s rules and procedures, you should contact your intermediary directly.

Method	Morning Cut-Off Time	Afternoon Cut-Off Time
By Mail	Not Available	Market Close
By Phone	10:30 A.M., Eastern Time	3:45 P.M., Eastern Time
By Internet	10:30 A.M., Eastern Time	3:55 P.M., Eastern Time
By Financial Intermediary	10:30 A.M., Eastern Time*	Market Close*
*	Each financial intermediary may have its own rules about share transactions, and may have earlier cut-off times for processing your transaction order.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary, which may have its own rules about share transactions, and may have earlier cut-off times for processing your transaction order. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary will be processed at the Funds’ next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary also may have its own rules about minimum initial investment amounts, minimum account balances, share transactions and limits on the number of share transactions you are permitted to make in a given time period. Not all financial intermediaries are authorized to sell shares of the Funds. For more information about your financial intermediary’s rules and procedures, you should contact your financial intermediary directly.

Buying Fund Shares

Each Fund offers its shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Guggenheim Investments reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares within three business days of Guggenheim Investments receiving the purchase order. Purchase orders are subject to the Funds’ transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order. For information regarding the minimum initial investment amount applicable to purchases of H-Class Shares of the Funds, please see the Funds’ summary sections earlier in this Prospectus. Directors and officers of the Funds and other mutual funds managed by the Advisor or one or more of its affiliates, and directors, officers and employees of Guggenheim Partners, LLC and its affiliates are eligible to purchase H-Class Shares of the Funds without meeting the minimum initial investment amount for accounts held directly at Guggenheim Investments.

Each Fund is generally required to report cost basis, gain or loss, and holding period information to you and the Internal Revenue Service when “covered shares” are redeemed. Shares acquired on or after January 1, 2012 are generally considered covered shares. The Fund will use a default average cost method for reporting your cost basis for covered shares, unless you instruct us to use another method. Under the average cost method, the basis per share is reported as an average of the bases of your Fund shares in the account. For these purposes, covered shares and non-covered shares are treated as held in separate accounts. If you wish to choose another default cost basis method for your account, you may select from among FIFO (“first-in-first-out”), LIFO

64	PROSPECTUS

(“last-in-first-out”) and HIFO (“highest-cost-in-first-out”). For redemptions of shares acquired before January 1, 2012 (“non-covered shares”), the Fund is not required to report cost basis information to you or the Internal Revenue Service.

Accounts opened through a financial intermediary may be subject to different cost basis method policies. For more information about your financial intermediary’s rules and procedures, you should contact your financial intermediary directly.

Fund shareholders should consult with their tax advisers prior to making redemptions to determine the best Internal Revenue Service accepted cost basis method for their tax situation and to obtain more information about the cost basis reporting rules. For more information, please see “Cost Basis.”

For additional discussion of the average cost method, see “Redemption Procedures.”

PURCHASE PROCEDURES

The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH to the Funds for accounts opened directly. The Funds do not accept cash or cash equivalents (such as travelers’ checks and money orders), starter checks, or checks drawn on a line of credit (including credit card convenience checks). The Funds typically do not accept third-party checks. Fund management reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interest of the Funds. Any payment instrument not accepted generally will be returned to you within twenty-four (24) hours of Fund management’s determination to not accept such instrument, but in no event later than three business days after such determination.

Retirement contributions will be considered as current year contributions unless otherwise instructed in writing at the time of the contribution.

You may buy shares and send your purchase proceeds by any of the following methods:

	Initial Purchase	Subsequent Purchases

Complete the account application that corresponds to the type of account you are opening.

•Make sure to designate the Fund(s) you want to purchase.

•Make sure your investment meets the account minimum.

Complete the Guggenheim Investments investment slip included with your quarterly statement or send written purchase instructions that include:

•your name

•your shareholder account number

•the Fund(s) you want to purchase.

Make your check payable to Guggenheim Investments.
Your check must be drawn on a U.S. bank and payable in U.S. dollars.
BY CHECK (MAIL) IRA and other retirement accounts require additional paperwork. Call Guggenheim Investments Client Services to request an IRA kit or New Account application.

Include the name of the Fund(s) you want to purchase on your check.

If you do not specify the Fund(s) you want to purchase, your investment generally will be credited to shares of the Rydex Series Funds U.S. Government Money Market Fund, which are offered in a separate prospectus.

	Mail your application and check to:	Mail your written purchase instructions and check to:
Mailing Addresses:
	Standard Delivery	Overnight Delivery
	Guggenheim Investments Attn: Ops. Dept. P.O. Box 758567 Topeka, KS 66675-8567	Guggenheim Investments Attn: Ops. Dept. 200 SW 6th Avenue Topeka, KS 66603-3704

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	Initial Purchase	Subsequent Purchases
BY WIRE Guggenheim Investments Client Services Phone number: 800.820.0888 or 301.296.5100

Complete and submit the account application that corresponds to the type of account you are opening.

Contact Guggenheim Investments Client Services at 800.820.0888 to obtain your new account number.

Use the Wire Instructions below to send your wire.

•Make sure to designate the Fund(s) you want to purchase.

•Make sure your investment meets the account minimum.

Be sure to designate your wire instructions to the Fund(s) you want to purchase.

To obtain “same-day credit” (to get that Business Day’s NAV) for your purchase order, you should call Guggenheim Investments Client Services and provide the following information prior to the transaction cut-off time for the Fund(s) you are purchasing:

•Account Number

•Fund Name

•Amount of Wire

•Fed Wire Reference Number (upon request)

You will receive a confirmation number to verify that your purchase order has been accepted.

If you do not notify Guggenheim Investments Client Services of the incoming wire, your purchase order may not be processed until the Business Day following the receipt of the wire.

Wire Instructions:

U.S. Bank

Cincinnati, OH

Routing Number: 0420-00013

For Account of: Guggenheim Investments

Account Number: 48038-9030

[Your Name]

[Your shareholder account number]

[Your fund designation]

If you do not specify the Fund(s) you want to purchase, your investment generally will be credited to shares of the Rydex Series Funds U.S. Government Money Market Fund, which are offered in a separate prospectus.

	Initial Purchase	Subsequent Purchases
BY ACH (FAX/MAIL) Guggenheim Investments Client Services Fax number: 301.296.5103

Submit a new account application. Be sure to complete the “Electronic Investing via ACH” section. If you are establishing an Individual, Joint, or UGMA/UTMA account, you may fax the application to Guggenheim Investments. All other applications should be mailed.

•Make sure to designate the Fund(s) you want to purchase.

•Make sure your investment meets the account minimum.

Subsequent purchases made via ACH must be a minimum of $20. A maximum of $50,000 is allowed to be purchased via ACH per day. To make a subsequent purchase send written purchase instructions that include:

•your name

•your shareholder account number

•the Fund(s) you want to purchase

•ACH bank information (if not on record).

Mailing Addresses:
	Standard Delivery	Overnight Delivery
	Guggenheim Investments Attn: Ops. Dept. P.O. Box 758567 Topeka, KS 66675-8567	Guggenheim Investments Attn: Ops. Dept. 200 SW 6th Avenue Topeka, KS 66603-3704

66	PROSPECTUS

	Initial Purchase	Subsequent Purchases
BY ACH (PHONE) Guggenheim Investments Client Services Phone number: 800.820.0888 or 301.296.5100

Purchase payments may be sent via ACH only if you have existing ACH instructions on file.

If you have existing ACH instruction on file, you may submit your purchase request by contacting Guggenheim Investments Client Services at 800.820.0888.

BY ACH (INTERNET)

Purchase payments may be sent via ACH only if you have existing ACH instructions on file.

If you have existing ACH instructions on file, log-in to your account at www.TradeRydex.com and click on “Electronic Investing.”

If you currently do not have ACH instructions on file, download the Bank Information and Alternate Payee form from the www.guggenheiminvestments.com website, and follow the instructions for adding bank instructions.

CANCELLED PURCHASE ORDERS

Guggenheim Investments will ordinarily cancel your purchase order under the following circumstances:

•	if your bank does not honor your check for any reason

•	if the transfer agent (Rydex Fund Services, LLC) does not receive your wire transfer

•	if the transfer agent (Rydex Fund Services, LLC) does not receive your ACH transfer

•	if your bank does not honor your ACH transfer

If your purchase order is cancelled for any of these reasons, you will not be entitled to benefit from any increase in NAV that the Fund(s) may have experienced from the time of your order to the time of its cancellation. In addition, if the Fund(s) NAV decreases in value from the time of your order to the time of its cancellation, the Fund(s) will hold you liable for any losses that it incurs as a result of your cancelled order.

Selling Fund Shares

Each Fund redeems its shares continuously and investors may sell their shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the Fund’s next determined NAV calculated after your redemption order is received in good order by the transfer agent or your financial intermediary.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

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REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account. If you opened your account directly with the Funds, you may send redemption orders to Guggenheim Investments by:

	Standard Delivery	Overnight Delivery
MAIL	Guggenheim Investments Attn: Ops. Dept. P.O. Box 758567 Topeka, KS 66675-8567	Guggenheim Investments Attn: Ops. Dept. 200 SW 6th Avenue Topeka, KS 66603-3704
FAX

301.296.5103

If you send your redemption order by fax, you must call Guggenheim Investments Client Services at 800.820.0888 or 301.296.5100 to verify that your fax was received and when it will be processed.

TELEPHONE	800.820.0888 or 301.296.5100 (not available for retirement accounts)
BY ACH

Redemption proceeds may be sent via ACH only if you have existing ACH instructions on file.

If you have existing ACH instructions on file, you may submit your redemption request via mail or telephone using the mailing addresses and telephone numbers provided above.

If you currently do not have ACH instructions on file, download the Bank Information and Alternate Payee form from the www.guggenheiminvestments.com website, and follow the instructions for adding bank instructions.

A maximum of $50,000 is allowed to be redeemed via ACH per day.

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

•	your name

•	your shareholder account number

•	Fund name(s)

•	dollar amount or number of shares you would like to sell

•	whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a Medallion signature guarantee)

•	signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Guggenheim Investments written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

If shareholders choose not to use the default cost basis method of average cost for an account, such shareholders must choose a cost basis method from among FIFO, LIFO or HIFO with respect to the account. For situations where shareholders are unable to or do not provide instructions (i.e., systematic withdrawals and other non-shareholders generated activity) the account level default will be used.

Unless requested otherwise at the time of the transaction, the Fund will redeem or exchange shares in the following order: undated non-covered shares, non-covered shares, followed by covered shares using the method in effect for the account.

Fund shareholders should consult their tax advisers prior to making redemptions to determine the best Internal Revenue Service accepted cost basis method for their tax situation and to obtain more information about the cost basis reporting rules. For more information see “Cost Basis.”

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account (IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules.

Distributions from 403(b) accounts may require employer or plan administrator approval.

68	PROSPECTUS

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. For investments made by check or ACH (not wire purchases), purchases will be on hold for 10 business days before a payment of redemption proceeds may be made.

All redemptions will be mailed to your address of record, sent electronically via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If redemption proceeds are transmitted by ACH or wire and the payee instructions are not valid, the proceeds may be re-invested into shares of the Rydex Series Funds U.S. Government Money Market Fund as of the date of the redemption (shares of the Rydex Series Funds U.S. Government Money Market Fund are offered in a separate prospectus). If you are setting up new alternate payee instructions (check) or new bank instructions (ACH or wire) the request must be in writing, include a Medallion signature guarantee, and may not be faxed. You may not send redemption proceeds to an address of record that was changed within the last 10 business days unless your request is Medallion signature guaranteed. For certain exceptions (e.g., accounts managed by financial professionals and requests to transfer between accounts), you may not be required to provide a Medallion signature guarantee. Please contact Guggenheim Investments Client Services at 800.820.0888 if you have any questions about your redemption request.

MEDALLION SIGNATURE GUARANTEES

Medallion signature guarantees help protect you and your account against fraud. You can obtain a Medallion signature guarantee at most banks and financial intermediaries. A notary public cannot provide a Medallion signature guarantee. You may not use fax to transmit a Medallion signature guarantee to the Funds.

UNCASHED CHECK POLICY

Any dividend, capital gain or partial redemption check that has remained outstanding for a period of 90 days from the issuance date will be canceled and re-issued. If a re-issued check is not cashed within 90 days, the check will be canceled and the proceeds will be deposited into the shareholder’s account as of the cancellation date.

For dividend and capital gain checks, the proceeds will be reinvested into the appropriate share class of the Fund from which such distribution was paid, or if the Fund position has subsequently been redeemed in full, the distribution will be reinvested into shares of the Rydex Series Funds U.S. Government Money Market Fund (shares of the Rydex Series Funds U.S. Government Money Market Fund are offered in a separate prospectus). The account also will have the distribution payout option adjusted so that all future distributions are reinvested into the appropriate share class of the Fund from which the distribution would have been paid.

For partial redemption checks, the proceeds will be deposited into shares of the Rydex Series Funds U.S. Government Money Market Fund (as noted above, shares of the U.S. Government Money Market Fund are offered in a separate prospectus).

Any full redemption check (one that brings your account balance to $0.00) that has remained outstanding for a period of 90 days from the issuance date will be cancelled and re-issued one time.

Any redemption check from a retirement account (IRA, Roth, SEP, for example) that has remained outstanding for a period of 90 days from the issuance date will be cancelled and re-issued one time.

For checks returned in the mail, the Funds will attempt to contact the client. If no contact is made, the check will be processed according to the procedures mentioned above.

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum account balance. However, the Funds will provide you with at least 30 days’ written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

Exchanging Fund Shares

An exchange is when you sell shares of one fund and use the proceeds from that sale to purchase shares of another fund. Investors may make exchanges on any Business Day of H-Class Shares of any Rydex Series Fund or Rydex Dynamic Fund for Advisor Class

PROSPECTUS	69

Shares, Investor Class Shares, or H-Class Shares of any other Rydex Series Fund or Rydex Dynamic Fund, as applicable, on the basis of the respective NAVs of the shares involved. Investors also may make exchanges on any Business Day of Advisor Class Shares, Investor Class Shares or H-Class Shares of any Rydex Series Fund or Rydex Dynamic Fund for shares of the U.S. Government Money Market Fund.

The Guggenheim Investments family of funds currently includes all closed- and open-end funds (including all of their portfolios) advised by the Advisor, including each series of Rydex Series Funds and Rydex Dynamic Funds (collectively, the “Rydex Funds”), and any funds that have an investment adviser or servicing agent that is an affiliated person of the Advisor. For more information about the Funds’ exchange privileges with other funds in the Guggenheim Investments family of funds, please contact Guggenheim Investments Client Services at 800.020.0888 or 301.296.5100 or visit the Guggenheim Investments website at www.guggenheiminvestments.com. Exchanges of Fund shares for shares of another Guggenheim Investments fund will be subject to the purchaser eligibility requirements of the applicable share class of that Guggenheim Investments fund, which may include initial investment amount and account balance requirements, as disclosed in that Guggenheim Investment fund’s prospectus.

Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Funds’ transfer agent or your financial intermediary prior to the cut-off time of the fund you are exchanging out of or the fund you are exchanging into, whichever is earlier, to be processed at that Business Day’s NAV.

While the Funds offered in this prospectus allow unlimited exchange privileges, certain funds in the Guggenheim Investments family of funds do not allow unlimited trading. If you are contemplating an exchange for shares of any fund not offered in this Prospectus, you should obtain and review that fund’s current prospectus before making the exchange. You can obtain a prospectus for any fund not offered in this Prospectus by calling 800.820.0888 or 301.296.5100 or visiting the Guggenheim Investments website at www.guggenheiminvestments.com.

The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account. If you opened your account directly with the Funds you may send exchange requests to Guggenheim Investments by:

	Standard Delivery	Overnight Delivery
MAIL	Guggenheim Investments Attn: Ops. Dept. P.O. Box 758567 Topeka, KS 66675-8567	Guggenheim Investments Attn: Ops. Dept. 200 SW 6th Avenue Topeka, KS 66603-3704
FAX	301.296.5103 If you send your exchange request by fax, you must call Guggenheim Investments Client Services at 800.820.0888 to verify that your fax was received and when it will be processed.
TELEPHONE	800.820.0888 or 301.296.5100
INTERNET	Follow the directions on the Guggenheim Investments website—Visit www.TradeRydex.com.

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

•	your name

•	your shareholder account number

•	Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

•	dollar amount, number of shares or percentage of Fund position involved in the exchange

•	signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Guggenheim Investments written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

70	PROSPECTUS

DOLLAR-COST AVERAGING

Shareholders may elect to engage in dollar-cost averaging, which allows shareholders to make periodic exchanges of shares from one fund to one or more other funds at regular intervals. With dollar-cost averaging, the cost of the securities is averaged over time and possibly over various market cycles. Dollar-cost averaging does not guarantee profits, nor does it assure that a shareholder will not have losses.

Shareholders should contact Guggenheim Investments Client Services to enroll in dollar-cost averaging. Shareholders will need to choose whether amounts are to be exchanged on the basis of a specific dollar amount or a specific number of shares. Guggenheim Investments will exchange shares as requested on the date of your choosing. If the date selected falls on a weekend or holiday, your request will be processed on the previous business day.

The Advisor will make exchanges until the shareholder’s value in the Fund from which exchanges are being made is depleted or until the shareholder instructs Guggenheim Investments to terminate dollar-cost averaging. Dollar-cost averaging may be terminated at any time by a shareholder by written request or by phone.

Account Policies

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds also may place limits on account transactions while they are in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after your account is closed, and you will bear any risk of loss.

Guggenheim Investments provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold shares of the Funds through a financial intermediary, subject to that financial intermediary’s requirements.

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Guggenheim Investments website at www.guggenheiminvestments.com or call 800.820.0888 or 301.296.5100. If you own shares that are registered in your financial intermediary’s name, and you want to transfer the registration to another financial intermediary or want the shares registered in your name, then you should contact your financial intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Funds have instituted certain safeguards and procedures for determining the identity of website users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds nor their transfer agent are responsible for internet transactions that are not received.

PROSPECTUS	71

During periods of unusually high market activity or other times, it may be difficult to reach Guggenheim Investments by telephone or access our internet site. Guggenheim Investments and its affiliates will not be liable for any losses resulting from a cause over which Guggenheim Investments or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (e.g., if you are unable to access your online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Guggenheim Investments by telephone, fax, or internet, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may choose to receive your confirmations and/or statements either by mail or electronically (see “eDelivery Services” below).

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Guggenheim Investments website at www.guggenheiminvestments.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

GUGGENHEIM INVESTMENTS EXPRESS LINE—1.800.717.7776

You may access information about the Funds and your Guggenheim Investments account anytime with the Guggenheim Investments Express Line. This automated line gives you telephone access to fund information including NAVs, daily factors, fund assets (fund assets information is available for most funds) and distributions as well as balance and history information on your Guggenheim Investments account.

SERVICE AND OTHER FEES

Guggenheim Investments may charge the following administrative fees on accounts held directly through the Funds’ transfer agent for services associated with the following:

•	$15 for wire transfers of redemption proceeds under $5,000

•	$50 on checks returned for insufficient funds

•	$25 to stop payment of a redemption check within 10 Business Days of the settlement date

•	$15 for standard overnight packages (fee may be higher for special delivery options)

•	$25 for bounced draft checks or ACH transactions

•	$15 per year for low balance accounts

•

Client requests for historical account transcripts or the retrieval of a significant amount of documentation may be honored to the extent that those records are readily available. The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Guggenheim Investments reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

An annual maintenance fee of $15 will be charged on the following retirement plans: IRA, SEP, Roth IRA, 403(b), SIMPLE, Coverdell-ESA and Guggenheim Investments prototype money purchase plan and profit sharing plan accounts. You may pay the annual fee at any time during the calendar year by sending Guggenheim Investments a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted automatically from your account.

An account closing fee of $15 will be charged upon liquidation of the following retirement accounts: IRA, SEP, Roth IRA, 403(b), SIMPLE and Coverdell-ESA. This fee will be deducted from the proceeds of your redemption. Guggenheim Investments will waive the annual maintenance fee if a liquidation fee is being charged. Guggenheim Investments also may waive the annual maintenance fee and any applicable account closing fee for certain 403(b) retirement plan accounts. For more information about the applicability of these fees, please contact Guggenheim Investments Client Services at 800.820.0888.

For additional information on fees for employee accounts please refer to the SAI.

72	PROSPECTUS

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds’ Board of Trustees has not adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact the Funds’ ability to achieve their respective investment objectives.

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interest of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

Distribution and Shareholder Services

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act with respect to H-Class Shares that allows each Fund to pay distribution fees to the Distributor and other Service Providers that provide distribution-related services at an annual rate not to exceed 0.25% of average daily net assets. The Funds also have adopted a Shareholder Services Plan that allows the Funds to pay Service Providers providing shareholder services a shareholder services fee at an annual rate not to exceed 0.25% of the average daily net assets of each Fund. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. Such compensation, commonly referred to as “revenue sharing,” does not increase Fund expenses and is not reflected in the fees and expenses listed in the Funds expense table in this Prospectus. Compensation may be in the form of cash payments or non-cash compensation and may include ticket charges, additional compensation for sales, on-going fees for shareholder servicing and maintenance of investor accounts, one-time payments for ancillary services, such as setting up the Funds on a financial intermediary’s fund trading system, and finder’s fees that vary depending on the Fund or share class and the dollar amount of shares sold. Cash and non-cash compensation may be paid, at the discretion of the Advisor, to certain financial intermediaries who have sold shares of the Funds, promoted the distribution of the Funds, or rendered investor services to Fund shareholders. For example, such payments may be made to financial intermediaries that provide services to the Funds and/or Fund shareholders, including, without limitation, shareholder servicing, marketing support and/or access to meetings and/or events, sales representatives and management representatives of the financial intermediaries.

Payments also may be paid to financial intermediaries for providing the Funds with access to third-party platforms, including mutual fund “supermarket” platforms, and for inclusion of a Fund on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement or compensation in cases where the financial intermediary provides services to fund shareholders. The Advisor also may pay expenses associated with meetings that facilitate educating financial intermediaries and shareholders about the Funds that are conducted by financial intermediaries. To the extent permitted by applicable law, the Advisor and its affiliates may pay or allow other incentives and compensation to financial intermediaries. Such payments and compensation are in addition to any applicable sales charges, Rule 12b-1 distribution fees, and service fees paid by the Funds. The level of payments made to financial intermediaries will generally vary, but may be significant. The Advisor determines the extent of such payments in its sole discretion in response to requests from financial intermediaries, based on factors it deems relevant, such as the financial intermediary’s sales, assets, share class utilized, and the quality of the financial intermediary’s relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Funds over another investment. Shareholders should inquire of an intermediary how the intermediary will be compensated for investments made in the Funds.

PROSPECTUS	73

Dividends and Distributions

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by the Funds. If you own Fund shares on a Fund’s record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. Each Fund makes distributions of capital gains, if any, at least annually. Each Fund, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of the Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $25 or less may be automatically reinvested.

Additional Tax Information

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a comprehensive explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as each Fund qualifies for treatment as a regulated investment company, the Fund pays no federal income tax on the earnings it timely distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

•	Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains.

•	The income dividends you receive from the Funds will be taxed as either ordinary income or qualified dividend income.

•

For non-corporate shareholders, dividends that are reported as qualified dividend income, if any, are generally taxable at reduced maximum rates to the extent that the applicable Fund receives qualified dividend income and subject to certain limitations. The Funds’ investment strategies may significantly limit their ability to distribute dividends eligible for treatment as qualified dividend income.

•

Distributions of a Fund’s short-term capital gains are taxable as ordinary income. Long-term capital gains will result from gains on the sale or exchange of capital assets held by the Funds for more than one year. Any distributions of net capital gain (the excess of a Fund’s net long-term capital gains over its net short-term capital losses) that you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are taxable to non-corporate shareholders at reduced maximum rates.

•	Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

•

Corporate shareholders may be entitled to a dividends-received deduction for any portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations. The Funds’ investment strategies may significantly limit their ability to distribute dividends eligible for the dividends-received deduction.

•	Distributions paid in January but declared by the Funds in October, November or December of the previous year may be taxable to you in the previous year.

•

Shortly after the close of each calendar year, the Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and net capital gain distributions received from the Funds.

•

If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

74	PROSPECTUS

TAX STATUS OF SHARE TRANSACTIONS

Each sale, exchange, or redemption of Fund shares will generally be a taxable event to you. For tax purposes, an exchange of Fund shares for shares of a different fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

MEDICARE CONTRIBUTION TAX

U.S. individuals with income exceeding certain thresholds are subject to a 3.8% Medicare contribution tax on their “net investment income,” which includes interest, dividends, and certain capital gains (including capital gains realized on the sale or exchange of shares of a Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

STATE TAX CONSIDERATIONS

The Funds are not liable for any income or franchise tax in Delaware as long as they qualify as regulated investment companies for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

COST BASIS

The Funds (or their administrative agents) are required to report to the Internal Revenue Service and furnish to Fund shareholders cost basis and holding period information upon a redemption of “covered shares” (those generally purchased on or after January 1, 2012, and sold on or after that date). The Funds will permit Fund shareholders to elect from among several Internal Revenue Service accepted cost basis methods, including average cost, FIFO, LIFO and HIFO. In the absence of an election, the Funds will use a default cost basis method which is the average cost method. The cost basis method elected by a Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the close of business on the trade date of each such sale of Fund shares. In the case of trades placed during the morning trading cycle (where applicable), cost basis method changes may be accepted until 12:00 p.m., Eastern Time on trade date. Fund shareholders should consult with their tax advisers prior to making redemptions to determine the best Internal Revenue Service accepted cost basis method for their tax situation and to obtain more information about the cost basis reporting rules.

PROSPECTUS	75

Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance for the past 5 years (or, if shorter, the period of operations of that Fund’s H-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the financial statements and related notes, appear in the Funds’ 2013 Annual Report. The 2013 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100.

76	PROSPECTUS

Financial Highlights

S&P 500® 2x Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended March 28, 2013[a,b]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Per Share Data
Net asset value, beginning of period	$33.76	$26.16	$27.31	$22.03	$15.10	$47.63
Income (loss) from investment operations:
Net investment income (loss)[c]	(.06)	(.18)	(.21)	(.14)	(.07)	.16
Net gain (loss) on investments (realized and unrealized)	7.18	7.78	(.94)	5.42	7.02	(32.61)
Total from investment operations	7.12	7.60	(1.15)	5.28	6.95	(32.45)
Less distributions from:
Net investment income	—	—	—	—	(.02)	(.08)
Total distributions	—	—	—	—	(.02)	(.08)
Net asset value, end of period	$40.88	$33.76	$26.16	$27.31	$22.03	$15.10
Total Return[d]	21.12%	29.05%	(4.21%)	23.97%	46.00%	(68.12%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$76,933	$64,617	$174,336	$138,289	$290,100	$110,656
Ratios to average net assets:
Net investment income (loss)	(0.61%)	(0.58%)	(0.76%)	(0.61%)	(0.45%)	0.53%
Total expenses	1.76%	1.76%	1.89%	1.78%	1.81%	1.73%
Portfolio turnover rate	— [e]	548%	311%	145%	187%	92%

[a]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December to March in 2013.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Less than 1%.

PROSPECTUS	77

Financial Highlights

Inverse S&P 500® 2x Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended March 28, 2013[a,b]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Per Share Data
Net asset value, beginning of period	$8.88	$12.77	$15.97	$23.79	$48.17	$29.16
Income (loss) from investment operations:
Net investment income (loss)[c]	(.03)	(.17)	(.27)	(.34)	(.60)	.11
Net gain (loss) on investments (realized and unrealized)	(1.67)	(3.72)	(2.93)	(7.48)	(23.76)	19.20
Total from investment operations	(1.70)	(3.89)	(3.20)	(7.82)	(24.36)	19.31
Less distributions from:
Net investment income	—	—	—	—	(.02)	(.30)
Total distributions	—	—	—	—	(.02)	(.30)
Net asset value, end of period	$7.18	$8.88	$12.77	$15.97	$23.79	$48.17
Total Return[d]	(19.14%)	(30.46%)	(20.04%)	(32.87%)	(50.57%)	66.21%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$55,573	$52,066	$73,750	$130,109	$122,431	$177,979
Ratios to average net assets:
Net investment income (loss)	(1.67%)	(1.64%)	(1.83%)	(1.61%)	(1.62%)	0.29%
Total expenses	1.76%	1.76%	1.93%	1.79%	1.81%	1.73%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December to March in 2013.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

78	PROSPECTUS

Financial Highlights

NASDAQ-100® 2x Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended March 28, 2013[a,b]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009[c]	Year Ended December 31, 2008[c]
Per Share Data
Net asset value, beginning of period	$160.57	$119.86	$120.94	$88.62	$40.54	$148.85
Income (loss) from investment operations:
Net investment loss[d]	(.41)	(1.24)	(1.59)	(1.07)	(.74)	(.80)
Net gain (loss) on investments (realized and unrealized)	19.29	41.95	.51	33.39	48.82	(107.51)
Total from investment operations	18.88	40.71	(1.08)	32.32	48.08	(108.31)
Net asset value, end of period	$179.45	$160.57	$119.86	$120.94	$88.62	$40.54
Total Return[e]	11.77%	33.98%	(0.90%)	36.46%	118.60%	(72.76%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$310,700	$131,996	$117,112	$236,196	$193,465	$118,414
Ratios to average net assets:
Net investment loss	(0.95%)	(0.76%)	(1.24%)	(1.13%)	(1.29%)	(0.90%)
Total expenses	1.80%	1.80%	1.92%	1.82%	1.84%	1.77%
Portfolio turnover rate	71%	307%	164%	121%	78%	50%

[a]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December to March in 2013.
[c]	Per share amounts for the year ended December 31, 2008 and the period January 1, 2009 through April 19, 2009 have been restated to reflect a 1:5 reverse share split effective April 20, 2009.
[d]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

PROSPECTUS	79

Financial Highlights

Inverse NASDAQ-100® 2x Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended March 28, 2013[a,b]	Year Ended December 31, 2012	Year Ended December 31, 2011[c]	Year Ended December 31, 2010[c]	Year Ended December 31, 2009[c]	Year Ended December 31, 2008[c]
Per Share Data
Net asset value, beginning of period	$8.92	$13.70	$17.76	$29.24	$87.56	$47.08
Income (loss) from investment operations:
Net investment income (loss)[d]	(.04)	(.16)	(.29)	(.40)	(.84)	.20
Net gain (loss) on investments (realized and unrealized)	(1.08)	(4.62)	(3.77)	(11.08)	(57.48)	40.72
Total from investment operations	(1.12)	(4.78)	(4.06)	(11.48)	(58.32)	40.92
Less distributions from:
Net investment income	—	—	—	—	—	(.44)
Total distributions	—	—	—	—	—	(.44)
Net asset value, end of period	$7.80	$8.92	$13.70	$17.76	$29.24	$87.56
Total Return[e]	(12.56%)	(34.84%)	(22.92%)	(39.26%)	(66.61%)	86.93%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$48,728	$29,499	$43,686	$53,747	$62,049	$110,965
Ratios to average net assets:
Net investment income (loss)	(1.73%)	(1.67%)	(1.86%)	(1.66%)	(1.69%)	0.35%
Total expenses	1.81%	1.79%	1.93%	1.82%	1.84%	1.76%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December to March in 2013.
[c]

Per share amounts for years ended December 31, 2008 – December 31, 2010 and the period January 1, 2011 through December 2, 2011 have been restated to reflect a 1:4 reverse share split effective December 2, 2011.

[d]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

80	PROSPECTUS

Financial Highlights

Dow 2x Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended March 28, 2013[a,b]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Per Share Data
Net asset value, beginning of period	$27.05	$23.26	$21.45	$17.53	$12.69	$33.90
Income (loss) from investment operations:
Net investment income (loss)[c]	(.06)	(.27)	(.10)	(.02)	.03	.16
Net gain (loss) on investments (realized and unrealized)	6.54	4.06	1.92	3.94	4.85	(21.28)
Total from investment operations	6.48	3.79	1.82	3.92	4.88	(21.12)
Less distributions from:
Net investment income	—	—	(.01)	—	(.02)	(.08)
Return of capital	—	—	—	—	(.02)	(.01)
Total distributions	—	—	(.01)	—	(.04)	(.09)
Net asset value, end of period	$33.53	$27.05	$23.26	$21.45	$17.53	$12.69
Total Return[e]	23.96%	16.34%	8.42%	22.36%	38.43%	(62.30%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$47,483	$17,151	$28,243	$41,776	$41,873	$32,737
Ratios to average net assets:
Net investment income (loss)	(0.85%)	(1.02%)	(0.42%)	(0.11%)	0.23%	0.72%
Total expenses	1.79%	1.79%	1.92%	1.81%	1.83%	1.74%
Portfolio turnover rate	979%	15,091%	7,150%	108%	148%	30%

[a]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December to March in 2013.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Net investment income is less than $0.01 per share.
[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

PROSPECTUS	81

Financial Highlights

Inverse Dow 2x Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended March 28, 2013[a,b]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Per Share Data
Net asset value, beginning of period	$9.97	$12.93	$17.90	$25.81	$46.97	$30.59
Income (loss) from investment operations:
Net investment loss[c]	(.04)	(.18)	(.29)	(.38)	(.63)	(.06)
Net gain (loss) on investments (realized and unrealized)	(2.02)	(2.78)	(4.68)	(7.53)	(20.46)	16.49
Total from investment operations	(2.06)	(2.96)	(4.97)	(7.91)	(21.09)	16.43
Less distributions from:
Net investment income	—	—	—	—	—	(.05)
Net realized gains	—	—	—	—	(.07)	—
Total distributions	—	—	—	—	(.07)	(. 05)
Net asset value, end of period	$7.91	$9.97	$12.93	$17.90	$25.81	$46.97
Total Return[d]	(20.66%)	(22.89%)	(27.77%)	(30.65%)	(44.91%)	53.71%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,507	$9,617	$10,765	$25,404	$34,994	$33,528
Ratios to average net assets:
Net investment loss	(1.71%)	(1.67%)	(1.85%)	(1.66%)	(1.70%)	(0.15%)
Total expenses	1.79%	1.79%	1.92%	1.81%	1.83%	1.74%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December to March in 2013.
[c]	Net investment loss per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

82	PROSPECTUS

Financial Highlights

Russell 2000® 2x Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended March 28, 2013[a,b]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009[e]	Year Ended December 31, 2008[e]
Per Share Data
Net asset value, beginning of period	$173.36	$135.31	$169.09	$113.58	$80.37	$239.40
Income (loss) from investment operations:
Net investment income (loss)[c]	(.62)	(1.42)	(2.48)	(1.57)	(.81)	.04
Net gain (loss) on investments (realized and unrealized)	44.14	39.47	(31.30)	57.08	34.02	(158.97)
Total from investment operations	43.52	38.05	(33.78)	55.51	33.21	(158.93)
Less distributions from:
Return of capital	—	—	—	—	—	(.10)
Total distributions	—	—	—	—	—	(.10)
Net asset value, end of period	$216.88	$173.36	$135.31	$169.09	$113.58	$80.37
Total Return[d]	25.12%	28.13%	(19.98%)	48.86%	41.32%	(66.35%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$48,837	$43,854	$30,306	$39,755	$21,811	$26,162
Ratios to average net assets:
Net investment income (loss)	(1.29%)	(0.91%)	(1.56%)	(1.20%)	(1.00%)	0.03%
Total expenses	1.83%	1.82%	1.94%	1.81%	1.84%	1.75%
Portfolio turnover rate	88%	622%	150%	148%	335%	631%

[a]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December to March in 2013.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Per share amounts for the year ended December 31, 2008 and the period January 1, 2009 through April 19, 2009 have been restated to reflect a 1:10 reverse share split effective April 20, 2009.

PROSPECTUS	83

Financial Highlights

Inverse Russell 2000® 2x Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended March 28, 2013[a,b]	Year Ended December 31, 2012	Year Ended December 31, 2011[c]	Year Ended December 31, 2010[c]	Year Ended December 31, 2009[c]	Year Ended December 31, 2008[c]
Per Share Data
Net asset value, beginning of period	$14.54	$22.26	$29.12	$58.08	$142.00	$161.48
Income (loss) from investment operations:
Net investment income (loss)[d]	(.05)	(.30)	(.51)	(.72)	(1.52)	.76
Net gain (loss) on investments (realized and unrealized)	(3.17)	(7.42)	(6.35)	(28.24)	(82.36)	47.08
Total from investment operations	(3.22)	(7.72)	(6.86)	(28.96)	(83.88)	47.84
Less distributions from:
Net investment income	—	—	—	—	—	(8.44)
Net realized gains	—	—	—	—	(.04)	(58.88)
Total distributions	—	—	—	—	(.04)	(67.32)
Net asset value, end of period	$11.32	$14.54	$22.26	$29.12	$58.08	$142.00
Total Return[e]	(22.15%)	(34.68%)	(23.56%)	(49.86%)	(59.07%)	24.71%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$43,907	$13,462	$23,518	$25,103	$41,895	$38,460
Ratios to average net assets:
Net investment income (loss)	(1.73%)	(1.75%)	(1.94%)	(1.66%)	(1.70%)	0.42%
Total expenses	1.81%	1.86%	1.97%	1.81%	1.83%	2.32%
Portfolio turnover rate	—	—	—	—	—	174%

[a]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December to March in 2013.
[c]

Per share amounts for years ended December 31, 2008 – December 31, 2010 and the period January 1, 2011 through December 2, 2011 have been restated to reflect a 1:4 share split effective December 2, 2011.

[d]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

84	PROSPECTUS

Index Publishers Information

STANDARD & POOR’S

Standard & Poor’s does not sponsor, endorse, sell or promote the Funds and makes no representation or warranty, implied or express, to the investors in the Funds, or any members of the public, regarding:

•	the advisability of investing in index funds;

•	the ability of any index to track stock market performance;

•	the accuracy and/or the completeness of the aforementioned indices or any data included therein;

•	the results to be obtained by any of the Funds, the investors in the Funds, or any person or entity from the use of the indices or data included therein; and

•	the merchantability or fitness for a particular purpose for use with respect to the indices or any data included therein.

Further, S&P does not:

•	Recommend that any person invest in the Funds or any other securities;

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds, including calculation of NAV;

•	Have any responsibility or liability for the administration, management or marketing of the Funds;

•	Consider the needs of the Funds or the investors in the Funds in determining, composing or calculating the indexes or has any obligation to do so;

•	Have any liability in connection with the Funds or for any errors, omissions or interruptions in connection with the indexes or the related data;

•	Have any liability for any lost profits or indirect punitive, special or consequential damages or losses, even if such Index Publisher knows that they might occur.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500®” and “500®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Guggenheim Investments. The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Funds.

DOW JONES

Dow Jones, Dow Jones Industrial Average SM, DJIA SM, or other relevant marks/names of the index are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Funds, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the Funds. The Funds are not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in the Funds.

THE NASDAQ OMX GROUP, INC.

The Funds are not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Funds. The Corporations make no representation or warranty, express or implied to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly, or the ability of the NASDAQ-100 Index® to track general stock market performance. The Corporations’ only relationship to Guggenheim Investments (“Licensee”) is in the licensing of the NASDAQ®, NASDAQ-100®, and NASDAQ-100 Index® registered trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Index® which is determined, composed and calculated by the Corporations without regard to Licensee or the Funds. The Corporations have no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating the NASDAQ-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Funds.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR

PROSPECTUS	85

IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF SUCH DAMAGES.

FRANK RUSSELL COMPANY (“RUSSELL”)

The Funds are not sponsored, endorsed, sold or promoted by Russell. Russell makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Russell 2000® Index to track general stock market performance or a segment of the same. Russell’s publication of the Russell 2000® Index in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell 2000® Index is based. Russell’s only relationship to Guggenheim Investments is the licensing of certain trademarks and trade names of Russell and of the Russell 2000® Index which is determined, composed and calculated by Russell without regard to Guggenheim Investments or the Funds. Russell is not responsible for and has not reviewed the Funds nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000® Index. Russell has no obligation or liability in connection with the administration, marketing or trading of the Funds.

Russell does not guarantee the accuracy and/or the completeness of the Russell 2000® Index or any data included therein and Russell shall have no liability for any errors, omissions, or interruptions therein. Russell makes no warranty, express or implied, as to results to be obtained by the Trust, investors, owners of the Funds, or any other person or entity from the use of the Russell 2000® Index or any data included therein. Russell makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Russell 2000® Index or any data included therein. Without limiting any of the foregoing, in no event shall Russell have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of damages.

86	PROSPECTUS

Additional Information

Additional and more detailed information about the Funds is included in the SAI dated August 1, 2013. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its website (“http://www.sec.gov”) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You also may review and copy documents at the SEC’s Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090). You may request documents from the SEC by mail, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520, or by emailing the SEC at the following address: publicinfo@sec.gov.

Additional information about the Funds’ investments is available in the Annual and Semi-Annual Reports. Also, in the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year. You may obtain a copy of the SAI or the Annual or Semi-Annual Reports, without charge by calling 800.820.0888 or 301.296.5100, visiting the Guggenheim Investments website at www.guggenheiminvestments.com, or writing to Rydex Dynamic Funds at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Funds or Guggenheim Investments. This Prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.

The Trust’s SEC registration number is 811-09525.

PROSPECTUS	87

805 KING FARM BOULEVARD, SUITE 600

ROCKVILLE, MD 20850

800.820.0888

WWW.GUGGENHEIMINVESTMENTS.COM

RDYNH-1-0813x0814

The Funds are very different from most mutual funds in that they seek to provide leveraged or leveraged inverse investment results on a daily basis. The Leveraged Inverse Funds pursue investment goals which are inverse to the performance of their respective benchmark, a result opposite of most other mutual funds. The pursuit of such investment goals has the following implications: • The Funds are riskier than alternatives that do not use leverage because the performance of an investment in a Fund is magnified. The effect of leverage on a Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark over a period of time greater than one day. This means that the return of a Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from the return of the Fund’s benchmark stated in the Fund’s investment objective for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of a Fund’s stated investment goal (e.g., 2x or -2x) and the cumulative performance of the Fund’s benchmark. The risk of a Fund not achieving its investment objective on a daily basis will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, a Fund’s performance for periods greater than one day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective (e.g., 2x or -2x), before accounting for fees and fund expenses. • The Funds are not suitable for all investors and are designed to be utilized only by sophisticated investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting, and (d) intend to actively monitor and manage their investments. Investors who do not understand the Funds or do not intend to actively manage and monitor their investments should not buy shares of the Funds. • There is no assurance that any Fund will achieve its objectives and an investment in a Fund could lose money. No single Fund is a complete investment program.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARIES

(Includes Important Information About the Fund; Investment Objective; Fees and Expenses of the Fund; Principal Investment Strategies; Principal Risks; Performance Information; Management; Purchase and Sale of Fund Shares; Tax Information; and Payments to Broker-Dealers and Other Financial Intermediaries)

ii	PROSPECTUS

S&P 500® 2x Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The S&P 500® 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., 2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 66 of this Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 53 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES* (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.61%	0.59%
Total Annual Fund Operating Expenses	1.76%	2.49%
*	The expense information in the table has been restated to reflect current fees.

PROSPECTUS	1

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$645	$1,003	$1,384	$2,450
C-Class Shares	$352	$776	$1,326	$2,826

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$252	$776	$1,326	$2,826

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was less than 1% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. As a result, the Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform similarly to the securities of companies in the underlying index. The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor’s Corporation (“S&P”) on a statistical basis, and which generally represent large-capitalization companies with capitalizations ranging from $2 billion to $401.7 billion as of June 30, 2013. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold short-term U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk—Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance. High portfolio turnover may also result in high levels of short-term capital gains, which are generally taxable as ordinary income when distributed to shareholders. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

CFTC Regulatory Risk—The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund and the Advisor to certain CFTC disclosure, reporting,

2	PROSPECTUS

and recordkeeping requirements if the Fund does not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund expenses and may adversely affect the Fund’s ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Correlation and Compounding Risk—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors—volatility and index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

Index Performance		Annualized Volatility
1x	2x	10%	25%	50%	75%	100%
-60%	-120%	-84%	-85%	-88%	-91%	-94%
-50%	-100%	-75%	-77%	-81%	-86%	-91%
-40%	-80%	-65%	-66%	-72%	-80%	-87%
-30%	-60%	-52%	-54%	-62%	-72%	-82%
-20%	-40%	-37%	-41%	-49%	-64%	-78%
-10%	-20%	-20%	-24%	-37%	-55%	-71%
0%	0%	-1%	-5%	-22%	-43%	-65%
10%	20%	19%	14%	-5%	-31%	-58%
20%	40%	42%	36%	11%	-15%	-47%
30%	60%	67%	59%	32%	-3%	-38%
40%	80%	93%	84%	52%	11%	-28%
50%	100%	122%	111%	76%	28%	-20%
60%	120%	154%	140%	100%	44%	-10%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2013 is 18.42%. The underlying index’s highest one-year volatility rate during the five year period is 8.22%. The underlying index’s annualized performance for the five year period ended June 30, 2013 is 7.01%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

PROSPECTUS	3

Counterparty Credit Risk—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk—The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Equity Risk—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Large-Capitalization Securities Risk—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk—The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk—The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Repurchase Agreement Risk—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Tracking Error Risk—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

4	PROSPECTUS

Trading Halt Risk—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2013 through June 30, 2013 is 26.34%.

Highest Quarter Return (quarter ended 9/30/2009) 32.31%	Lowest Quarter Return (quarter ended 12/31/2008) -47.10%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2012)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (9/1/2004)
Return Before Taxes	23.02%	-7.45%	0.58%
Return After Taxes on Distributions	23.02%	-7.49%	0.41%
Return After Taxes on Distributions and Sale of Fund Shares	14.97%	-6.20%	0.40%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	5.27%

C-Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	27.28%	-7.21%	4.43%
Return After Taxes on Distributions	27.28%	-7.25%	4.28%
Return After Taxes on Distributions and Sale of Fund Shares	17.73%	-6.01%	3.79%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%

PROSPECTUS	5

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts and account balance requirements for A-Class Shares or C-Class Shares are typically:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amount requirements for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

The Fund reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

6	PROSPECTUS

Inverse S&P 500® 2x Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Inverse S&P 500® 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide leveraged investment results that match the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., -2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 66 of this Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 53 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES* (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.61%	0.61%
Total Annual Fund Operating Expenses	1.76%	2.51%
*	The expense information in the table has been restated to reflect current fees.

PROSPECTUS	7

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$645	$1,003	$1,384	$2,450
C-Class Shares	$354	$782	$1,336	$2,846

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$254	$782	$1,336	$2,846

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, securities indices, and futures contracts. The Fund’s investment in derivatives serves as a substitute for directly selling short each of the securities included in the underlying index. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor’s Corporation (“S&P”) on a statistical basis, and which generally represent large-capitalization companies with capitalizations ranging from $2 billion to $401.7 billion as of June 30, 2013. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk—Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance. High portfolio turnover may also result in high levels of short-term capital gains, which are generally taxable as ordinary income when distributed to shareholders. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

CFTC Regulatory Risk—The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund does not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund expenses and may adversely affect the Fund’s ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would

8	PROSPECTUS

apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Correlation and Compounding Risk—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors—volatility and index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the inverse performance of the underlying index.

Index Performance		Annualized Volatility
1x	-2x	10%	25%	50%	75%	100%
-60%	120%	506%	404%	199%	13%	-69%
-50%	100%	286%	229%	91%	-27%	-82%
-40%	80%	171%	128%	33%	-49%	-86%
-30%	60%	99%	70%	-1%	-62%	-90%
-20%	40%	52%	31%	-27%	-70%	-93%
-10%	20%	20%	3%	-42%	-77%	-94%
0%	0%	-3%	-18%	-52%	-81%	-96%
10%	-20%	-19%	-31%	-61%	-84%	-96%
20%	-40%	-32%	-43%	-67%	-87%	-97%
30%	-60%	-42%	-51%	-72%	-89%	-97%
40%	-80%	-50%	-58%	-75%	-91%	-97%
50%	-100%	-57%	-63%	-79%	-92%	-98%
60%	-120%	-62%	-68%	-82%	-93%	-98%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2013 is 18.42%. The underlying index’s highest one-year volatility rate during the five year period is 8.22%. The underlying index’s annualized performance for the five year period ended June 30, 2013 is 7.01%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those

PROSPECTUS	9

associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk—The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Equity Risk—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Large-Capitalization Securities Risk—The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Leveraging Risk—The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk—The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Repurchase Agreement Risk—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Short Sales Risk—Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Tracking Error Risk—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of

10	PROSPECTUS

the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2013 through June 30, 2013 is -25.09%.

Highest Quarter Return (quarter ended 9/30/2011) 22.78%	Lowest Quarter Return (quarter ended 6/30/2009) -29.38%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2012)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (9/1/2004)
Return Before Taxes	-33.78%	-21.85%	-18.49%
Return After Taxes on Distributions	-33.78%	-21.89%	-18.81%
Return After Taxes on Distributions and Sale of Fund Shares	-21.96%	-16.82%	-13.26%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	5.27%

C-Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-31.60%	-21.62%	-20.80%
Return After Taxes on Distributions	-31.60%	-21.67%	-21.07%
Return After Taxes on Distributions and Sale of Fund Shares	-20.54%	-16.67%	-13.55%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%

PROSPECTUS	11

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts and account balance requirements for A-Class Shares or C-Class Shares are typically:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amount requirements for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

The Fund reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

12	PROSPECTUS

NASDAQ-100® 2x Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The NASDAQ-100® 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., 2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 66 of this Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 53 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES* (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.64%	0.64%
Total Annual Fund Operating Expenses	1.79%	2.54%
*	The expense information in the table has been restated to reflect current fees.

PROSPECTUS	13

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$648	$1,012	$1,399	$2,480
C-Class Shares	$357	$791	$1,350	$2,875

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$257	$791	$1,350	$2,875

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. As a result, the Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund also may invest in American Depositary Receipts (“ADRs”) to gain exposure to international companies included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform similarly to the securities of companies in the underlying index. The NASDAQ-100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market with capitalizations ranging from $4.5 billion to $372.2 billion as of June 30, 2013. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index® is concentrated in technology companies. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk—Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance. High portfolio turnover may also result in high levels of short-term capital gains, which are generally taxable as ordinary income when distributed to shareholders. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

CFTC Regulatory Risk—The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund and the Advisor to certain CFTC disclosure, reporting,

14	PROSPECTUS

and recordkeeping requirements if the Fund does not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund expenses and may adversely affect the Fund’s ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Correlation and Compounding Risk—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors—volatility and index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

Index Performance		Annualized Volatility
1x	2x	10%	25%	50%	75%	100%
-60%	-120%	-84%	-85%	-88%	-91%	-94%
-50%	-100%	-75%	-77%	-81%	-86%	-91%
-40%	-80%	-65%	-66%	-72%	-80%	-87%
-30%	-60%	-52%	-54%	-62%	-72%	-82%
-20%	-40%	-37%	-41%	-49%	-64%	-78%
-10%	-20%	-20%	-24%	-37%	-55%	-71%
0%	0%	-1%	-5%	-22%	-43%	-65%
10%	20%	19%	14%	-5%	-31%	-58%
20%	40%	42%	36%	11%	-15%	-47%
30%	60%	67%	59%	32%	-3%	-38%
40%	80%	93%	84%	52%	11%	-28%
50%	100%	122%	111%	76%	28%	-20%
60%	120%	154%	140%	100%	44%	-10%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2013 is 20.53%. The underlying index’s highest one-year volatility rate during the five year period is 9.10%. The underlying index’s annualized performance for the five year period ended June 30, 2013 is 10.66%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

PROSPECTUS	15

Counterparty Credit Risk—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Depositary Receipt Risk—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk—The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Equity Risk—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Foreign Issuer Exposure Risk—The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Industry and Technology Sector Concentration Risk—The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. To the extent that the Fund’s investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies also may fluctuate widely in response to such events.

Large-Capitalization Securities Risk—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk—The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk—The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

16	PROSPECTUS

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Repurchase Agreement Risk—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Tracking Error Risk—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2013 through June 30, 2013 is 18.22%.

Highest Quarter Return (quarter ended 3/31/2012) 45.56%	Lowest Quarter Return (quarter ended 12/31/2008) -48.86%

PROSPECTUS	17

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2012)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (9/1/2004)
Return Before Taxes	27.71%	0.55%	7.58%
Return After Taxes on Distributions	27.71%	0.55%	7.56%
Return After Taxes on Distributions and Sale of Fund Shares	18.01%	0.47%	6.66%
NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes)	18.35%	5.89%	8.96%

C-Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	31.96%	0.71%	11.66%
Return After Taxes on Distributions	31.96%	0.71%	11.55%
Return After Taxes on Distributions and Sale of Fund Shares	20.77%	0.60%	10.41%
NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes)	18.35%	5.89%	11.13%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts and account balance requirements for A-Class Shares or C-Class Shares are typically:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amount requirements for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

The Fund reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

18	PROSPECTUS

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

PROSPECTUS	19

Inverse NASDAQ-100® 2x Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Inverse NASDAQ-100® 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide leveraged investment results that match the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., -2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 66 of this Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 53 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES* (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.64%	0.65%
Total Annual Fund Operating Expenses	1.79%	2.55%
*	The expense information in the table has been restated to reflect current fees.

20	PROSPECTUS

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$648	$1,012	$1,399	$2,480
C-Class Shares	$358	$794	$1,355	$2,885

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$258	$794	$1,355	$2,885

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, securities indices, and futures contracts. The Fund’s investment in derivatives serves as a substitute for directly selling short each of the securities included in the underlying index. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. The Fund also may invest in American Depositary Receipts (“ADRs”) to gain inverse exposure to international companies included in the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The NASDAQ-100 Index® is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market with capitalizations ranging from $4.5 billion to $372.2 billion as of June 30, 2013. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. Currently, the NASDAQ-100 Index® is concentrated in technology companies. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk—Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance. High portfolio turnover may also result in high levels of short-term capital gains, which are generally taxable as ordinary income when distributed to shareholders. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

CFTC Regulatory Risk—The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund does not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund expenses and may adversely affect the Fund’s ability to

PROSPECTUS	21

obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Correlation and Compounding Risk—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors—volatility and index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the inverse performance of the underlying index.

Index Performance		Annualized Volatility
1x	-2x	10%	25%	50%	75%	100%
-60%	120%	506%	404%	199%	13%	-69%
-50%	100%	286%	229%	91%	-27%	-82%
-40%	80%	171%	128%	33%	-49%	-86%
-30%	60%	99%	70%	-1%	-62%	-90%
-20%	40%	52%	31%	-27%	-70%	-93%
-10%	20%	20%	3%	-42%	-77%	-94%
0%	0%	-3%	-18%	-52%	-81%	-96%
10%	-20%	-19%	-31%	-61%	-84%	-96%
20%	-40%	-32%	-43%	-67%	-87%	-97%
30%	-60%	-42%	-51%	-72%	-89%	-97%
40%	-80%	-50%	-58%	-75%	-91%	-97%
50%	-100%	-57%	-63%	-79%	-92%	-98%
60%	-120%	-62%	-68%	-82%	-93%	-98%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2013 is 20.53%. The underlying index’s highest one-year volatility rate during the five year period is 9.10%. The underlying index’s annualized performance for the five year period ended June 30, 2013 is 10.66%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a

22	PROSPECTUS

position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Depositary Receipt Risk—The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund’s portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund’s portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk—The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Equity Risk—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Foreign Issuer Exposure Risk—The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

Industry and Technology Sector Concentration Risk—The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries is that the Fund will be more susceptible to the risks associated with that industry or group of industries than a fund that does not concentrate its investments. To the extent that the Fund’s investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies also may fluctuate widely in response to such events.

Large-Capitalization Securities Risk—The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Leveraging Risk—The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk—The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

PROSPECTUS	23

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Repurchase Agreement Risk—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Short Sales Risk—Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Tracking Error Risk—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2013 through June 30, 2013 is -20.30%.

Highest Quarter Return (quarter ended 3/31/2008) 31.42%	Lowest Quarter Return (quarter ended 6/30/2009) -33.29%

24	PROSPECTUS

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2012)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (9/1/2004)
Return Before Taxes	-37.80%	-28.94%	-25.58%
Return After Taxes on Distributions	-37.80%	-28.96%	-25.96%
Return After Taxes on Distributions and Sale of Fund Shares	-24.57%	-21.16%	-16.36%
NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes)	18.35%	5.89%	8.96%

C-Class Shares	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	-36.27%	-28.80%	-28.99%
Return After Taxes on Distributions	-36.27%	-28.83%	-29.31%
Return After Taxes on Distributions and Sale of Fund Shares	-23.58%	-21.08%	-15.80%
NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes)	18.35%	5.89%	11.13%

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts and account balance requirements for A-Class Shares or C-Class Shares are typically:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amount requirements for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

The Fund reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PROSPECTUS	25

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

26	PROSPECTUS

Dow 2x Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Dow 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., 2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 66 of this Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 53 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES* (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.64%	0.64%
Total Annual Fund Operating Expenses	1.79%	2.54%
*	The expense information in the table has been restated to reflect current fees.

PROSPECTUS	27

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$648	$1,012	$1,399	$2,480
C-Class Shares	$357	$791	$1,350	$2,875

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$257	$791	$1,350	$2,875

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 979% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. As a result, the Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform similarly to the securities of companies in the underlying index. The Dow Jones Industrial AverageSM is a price-weighted index of 30 “blue chip” U.S. stocks, which generally represent large-capitalization companies with a capitalization range of $8.4 billion to $401.7 billion as of June 30, 2013. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk—Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance. High portfolio turnover may also result in high levels of short-term capital gains, which are generally taxable as ordinary income when distributed to shareholders. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

CFTC Regulatory Risk—The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund does not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund expenses and may adversely affect the Fund’s ability to

28	PROSPECTUS

obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Correlation and Compounding Risk—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors—volatility and index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

Index Performance		Annualized Volatility
1x	2x	10%	25%	50%	75%	100%
-60%	-120%	-84%	-85%	-88%	-91%	-94%
-50%	-100%	-75%	-77%	-81%	-86%	-91%
-40%	-80%	-65%	-66%	-72%	-80%	-87%
-30%	-60%	-52%	-54%	-62%	-72%	-82%
-20%	-40%	-37%	-41%	-49%	-64%	-78%
-10%	-20%	-20%	-24%	-37%	-55%	-71%
0%	0%	-1%	-5%	-22%	-43%	-65%
10%	20%	19%	14%	-5%	-31%	-58%
20%	40%	42%	36%	11%	-15%	-47%
30%	60%	67%	59%	32%	-3%	-38%
40%	80%	93%	84%	52%	11%	-28%
50%	100%	122%	111%	76%	28%	-20%
60%	120%	154%	140%	100%	44%	-10%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2013 is 16.51%. The underlying index’s highest one-year volatility rate during the five year period is 7.08%. The underlying index’s annualized performance for the five year period ended June 30, 2013 is 8.64%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a

PROSPECTUS	29

position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk—The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Equity Risk—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Large-Capitalization Securities Risk—The Fund is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leveraging Risk—The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk—The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Repurchase Agreement Risk—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Tracking Error Risk—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

30	PROSPECTUS

Trading Halt Risk—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2013 through June 30, 2013 is 29.21%.

Highest Quarter Return (quarter ended 9/30/2009) 32.30%	Lowest Quarter Return (quarter ended 12/31/2008) -41.18%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2012)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (9/1/2004)
Return Before Taxes	10.91%	-5.07%	1.78%
Return After Taxes on Distributions	10.91%	-5.14%	1.71%
Return After Taxes on Distributions and Sale of Fund Shares	7.09%	-4.29%	1.48%
Dow Jones Industrial AverageSM (reflects no deduction for fees, expenses or taxes)	10.24%	2.62%	5.82%

C-Class Shares	Past 1 Year	Past 5 Years	Since Inception (2/20/2004)
Return Before Taxes	14.63%	-4.88%	0.37%
Return After Taxes on Distributions	14.63%	-4.95%	0.30%
Return After Taxes on Distributions and Sale of Fund Shares	9.51%	-4.13%	0.27%
Dow Jones Industrial AverageSM (reflects no deduction for fees, expenses or taxes)	10.24%	2.62%	5.07%

PROSPECTUS	31

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts and account balance requirements for A-Class Shares or C-Class Shares are typically:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amount requirements for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

The Fund reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

32	PROSPECTUS

Inverse Dow 2x Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Inverse Dow 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide leveraged investment results that match the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., -2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 66 of this Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 53 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES* (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.63%	0.63%
Total Annual Fund Operating Expenses	1.78%	2.53%
*	The expense information in the table has been restated to reflect current fees.

PROSPECTUS	33

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$647	$1,009	$1,394	$2,470
C-Class Shares	$356	$788	$1,345	$2,866

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$256	$788	$1,345	$2,866

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, securities indices, and futures contracts. The Fund’s investment in derivatives serves as a substitute for directly selling short each of the securities included in the underlying index. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The Dow Jones Industrial AverageSM is a price-weighted index of 30 “blue chip” U.S. stocks, which generally represent large-capitalization companies with a capitalization range of $8.4 billion to $401.7 billion as of June 30, 2013. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk—Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance. High portfolio turnover may also result in high levels of short-term capital gains, which are generally taxable as ordinary income when distributed to shareholders. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

CFTC Regulatory Risk—The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund does not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund expenses and may adversely affect the Fund’s ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they

34	PROSPECTUS

are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Correlation and Compounding Risk—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors—volatility and index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the inverse performance of the underlying index.

Index Performance		Annualized Volatility
1x	-2x	10%	25%	50%	75%	100%
-60%	120%	506%	404%	199%	13%	-69%
-50%	100%	286%	229%	91%	-27%	-82%
-40%	80%	171%	128%	33%	-49%	-86%
-30%	60%	99%	70%	-1%	-62%	-90%
-20%	40%	52%	31%	-27%	-70%	-93%
-10%	20%	20%	3%	-42%	-77%	-94%
0%	0%	-3%	-18%	-52%	-81%	-96%
10%	-20%	-19%	-31%	-61%	-84%	-96%
20%	-40%	-32%	-43%	-67%	-87%	-97%
30%	-60%	-42%	-51%	-72%	-89%	-97%
40%	-80%	-50%	-58%	-75%	-91%	-97%
50%	-100%	-57%	-63%	-79%	-92%	-98%
60%	-120%	-62%	-68%	-82%	-93%	-98%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2013 is 16.51%. The underlying index’s highest one-year volatility rate during the five year period is 7.08%. The underlying index’s annualized performance for the five year period ended June 30, 2013 is 8.64%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment

PROSPECTUS	35

obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk—The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Equity Risk—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Large-Capitalization Securities Risk—The Fund is subject to the risk that large-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Leveraging Risk—The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk—The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Repurchase Agreement Risk—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Short Sales Risk—Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Tracking Error Risk—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of

36	PROSPECTUS

the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2013 through June 30, 2013 is -26.64%.

Highest Quarter Return (quarter ended 9/30/2011) 18.38%	Lowest Quarter Return (quarter ended 9/30/2009) -27.31%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2012)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (9/1/2004)
Return Before Taxes	-26.31%	-20.76%	-17.78%
Return After Taxes on Distributions	-26.31%	-20.77%	-18.00%
Return After Taxes on Distributions and Sale of Fund Shares	-17.10%	-16.10%	-12.89%
Dow Jones Industrial AverageSM (reflects no deduction for fees, expenses or taxes)	10.24%	2.62%	5.82%

C-Class Shares	Past 1 Year	Past 5 Years	Since Inception (2/20/2004)
Return Before Taxes	-24.08%	-20.62%	-16.64%
Return After Taxes on Distributions	-24.08%	-20.63%	-16.85%
Return After Taxes on Distributions and Sale of Fund Shares	-15.65%	-16.00%	-12.07%
Dow Jones Industrial AverageSM (reflects no deduction for fees, expenses or taxes)	10.24%	2.62%	5.07%

PROSPECTUS	37

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts and account balance requirements for A-Class Shares or C-Class Shares are typically:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amount requirements for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

The Fund reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

38	PROSPECTUS

Russell 2000® 2x Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Russell 2000® 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., 2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 66 of this Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 53 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES* (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.67%	0.66%
Acquired Fund Fees and Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses**	1.86%	2.60%
*	The expense information in the table has been restated to reflect current fees.
**	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

PROSPECTUS	39

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$655	$1,032	$1,433	$2,551
C-Class Shares	$363	$808	$1,380	$2,934

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$263	$808	$1,380	$2,934

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the underlying index and derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in the underlying index or in the same proportion that those securities are represented in the underlying index. As a result, the Fund’s use of derivatives and the leveraged investment exposure created by such use are expected to be significant. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform similarly to the securities of companies in the underlying index. The Russell 2000® Index is composed of the 2,000 smallest companies in the Russell 3000® Index, representing approximately 10% of the Russell 3000® total market capitalization and consisting of capitalizations ranging from $22.4 million to $5.8 billion as of June 30, 2013. The Russell 3000® Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk—Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance. High portfolio turnover may also result in high levels of short-term capital gains, which are generally taxable as ordinary income when distributed to shareholders. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

CFTC Regulatory Risk—The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund and the Advisor to certain CFTC disclosure, reporting,

40	PROSPECTUS

and recordkeeping requirements if the Fund does not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund expenses and may adversely affect the Fund’s ability to obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Correlation and Compounding Risk—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund’s benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors—volatility and index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

Index Performance		Annualized Volatility
1x	2x	10%	25%	50%	75%	100%
-60%	-120%	-84%	-85%	-88%	-91%	-94%
-50%	-100%	-75%	-77%	-81%	-86%	-91%
-40%	-80%	-65%	-66%	-72%	-80%	-87%
-30%	-60%	-52%	-54%	-62%	-72%	-82%
-20%	-40%	-37%	-41%	-49%	-64%	-78%
-10%	-20%	-20%	-24%	-37%	-55%	-71%
0%	0%	-1%	-5%	-22%	-43%	-65%
10%	20%	19%	14%	-5%	-31%	-58%
20%	40%	42%	36%	11%	-15%	-47%
30%	60%	67%	59%	32%	-3%	-38%
40%	80%	93%	84%	52%	11%	-28%
50%	100%	122%	111%	76%	28%	-20%
60%	120%	154%	140%	100%	44%	-10%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2013 is 24.07%. The underlying index’s highest one-year volatility rate during the five year period is 10.69%. The underlying index’s annualized performance for the five year period ended June 30, 2013 is 8.77%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

PROSPECTUS	41

Counterparty Credit Risk—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk—The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Equity Risk—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Leveraging Risk—The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

Liquidity Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk—The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the Fund may be subject to greater losses in a declining market than a fund that is actively managed.

Repurchase Agreement Risk—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Small-Capitalization Securities Risk—The Fund is subject to the risk that small-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Tracking Error Risk—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of

42	PROSPECTUS

the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2013 through June 30, 2013 is 30.72%.

Highest Quarter Return (quarter ended 6/30/2009) 41.60%	Lowest Quarter Return (quarter ended 12/31/2008) -54.37%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2012)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (5/31/2006)
Return Before Taxes	22.09%	-7.08%	-5.78%
Return After Taxes on Distributions	22.09%	-7.10%	-5.89%
Return After Taxes on Distributions and Sale of Fund Shares	14.36%	-5.89%	-4.82%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	16.35%	3.56%	3.95%

C-Class Shares	Past 1 Year	Past 5 Years	Since Inception (5/31/2006)
Return Before Taxes	26.32%	-6.88%	-5.79%
Return After Taxes on Distributions	26.32%	-6.89%	-5.90%
Return After Taxes on Distributions and Sale of Fund Shares	17.11%	-5.72%	-4.83%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	16.35%	3.56%	3.95%

PROSPECTUS	43

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts and account balance requirements for A-Class Shares or C-Class Shares are typically:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amount requirements for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

The Fund reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

44	PROSPECTUS

Inverse Russell 2000® 2x Strategy Fund

IMPORTANT INFORMATION ABOUT THE FUND

The Inverse Russell 2000® 2x Strategy Fund (the “Fund”) is very different from most other mutual funds in that it seeks to provide leveraged investment results that match the opposite of the performance of a specific benchmark on a daily basis, a result opposite of most mutual funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (as described below) over a period of time greater than one day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from twice the inverse return of the Fund’s underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund’s stated investment goal (e.g., -2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold A-Class Shares or C-Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 66 of this Prospectus and in the “Sales Charges, Reductions, and Waivers” section beginning on page 53 of the Fund’s Statement of Additional Information (the “SAI”).

	A-Class	C-Class
SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of initial purchase price or current market value, whichever is less)	None	1.00%
ANNUAL FUND OPERATING EXPENSES* (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.65%	0.65%
Total Annual Fund Operating Expenses	1.80%	2.55%
*	The expense information in the table has been restated to reflect current fees.

PROSPECTUS	45

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
A-Class Shares	$649	$1,014	$1,404	$2,490
C-Class Shares	$358	$794	$1,355	$2,885

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
C-Class Shares	$258	$794	$1,355	$2,885

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. The Fund’s portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund’s portfolio turnover rate might be significantly higher.

PRINCIPAL INVESTMENT STRATEGIES

The Fund employs as its investment strategy a program of engaging in short sales of securities generally included in the underlying index and investing in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, securities indices, and futures contracts. The Fund’s investment in derivatives serves as a substitute for directly selling short each of the securities included in the underlying index. Certain of the Fund’s derivative investments may be traded in the over-the-counter (“OTC”) market, which generally provides for less transparency than exchange-traded derivative instruments. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies included in the underlying index. The Russell 2000® Index is composed of the 2,000 smallest companies in the Russell 3000® Index, representing approximately 10% of the Russell 3000® total market capitalization and consisting of capitalizations ranging from $22.4 million to $5.8 billion as of June 30, 2013. The Russell 3000® Index is composed of the 3,000 largest U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market. To the extent the Fund’s underlying index is concentrated in a particular industry the Fund will necessarily be concentrated in that industry. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. The Fund also may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Active Trading Risk—Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, which may negatively affect Fund performance. High portfolio turnover may also result in high levels of short-term capital gains, which are generally taxable as ordinary income when distributed to shareholders. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund’s ability to achieve its investment objective.

CFTC Regulatory Risk—The Commodity Futures Trading Commission (“CFTC”) has recently adopted amendments to certain CFTC rules, and is in the process of promulgating new rules, that subject the Fund and the Advisor to certain CFTC disclosure, reporting, and recordkeeping requirements if the Fund does not operate within certain derivatives trading and marketing limitations. Compliance with these additional requirements will likely increase Fund expenses and may adversely affect the Fund’s ability to

46	PROSPECTUS

obtain exposure to certain investments and the commodities market generally. Certain of the regulatory requirements that would apply to the Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. Consistent with the Fund’s investment strategies and investment policies, the Advisor intends to maintain the flexibility to utilize certain derivatives beyond the CFTC’s new trading limitations and to comply with CFTC rules to the extent required to maintain such investment flexibility.

Correlation and Compounding Risk—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its daily investment objective will be more acute when the underlying index has an extreme one-day movement approaching 50%. In addition, as a result of compounding, because the Fund has a single day investment objective, the Fund’s performance for periods greater than one day is likely to be either greater than or less than the inverse of the performance of the underlying index times the stated multiple in the Fund’s investment objective, before accounting for fees and Fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged fund. In general, particularly during periods of higher index volatility, compounding will cause longer term results to be more or less than the inverse of the return of the underlying index. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance; (b) underlying index volatility; (c) financing rates associated with leverage; (d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors—volatility and index performance—on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes: (a) no dividends paid by the companies included in the underlying index; (b) no Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund’s performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the inverse performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return the same or less than twice the inverse performance of the underlying index.

Index Performance		Annualized Volatility
1x	-2x	10%	25%	50%	75%	100%
-60%	120%	506%	404%	199%	13%	-69%
-50%	100%	286%	229%	91%	-27%	-82%
-40%	80%	171%	128%	33%	-49%	-86%
-30%	60%	99%	70%	-1%	-62%	-90%
-20%	40%	52%	31%	-27%	-70%	-93%
-10%	20%	20%	3%	-42%	-77%	-94%
0%	0%	-3%	-18%	-52%	-81%	-96%
10%	-20%	-19%	-31%	-61%	-84%	-96%
20%	-40%	-32%	-43%	-67%	-87%	-97%
30%	-60%	-42%	-51%	-72%	-89%	-97%
40%	-80%	-50%	-58%	-75%	-91%	-97%
50%	-100%	-57%	-63%	-79%	-92%	-98%
60%	-120%	-62%	-68%	-82%	-93%	-98%

The underlying index’s annualized historical volatility rate for the five year period ended June 30, 2013 is 24.07%. The underlying index’s highest one-year volatility rate during the five year period is 10.69%. The underlying index’s annualized performance for the five year period ended June 30, 2013 is 8.77%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

Counterparty Credit Risk—The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those

PROSPECTUS	47

associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

Derivatives Risk—The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and counterparty risk. When used to generate leveraged exposure, the Fund’s investments in derivatives may expose the Fund to potentially dramatic losses (or gains) in the value of the derivative instruments. The Fund could lose more than the principal amount invested.

Early Closing Risk—The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

Equity Risk—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline due to volatility in the equity market caused by general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure.

Leveraging Risk—The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund’s investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund’s investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.
Liquidity Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. While the Fund intends to invest in liquid futures, options, forwards and swap contracts, under certain market conditions, such as when the market makes a “limit move,” it may be difficult or impossible for the Fund to liquidate such investments. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

Market Risk—The Fund’s investments in securities and derivatives, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. An investment in the Fund may lose money.

Non-Diversification Risk—The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk—Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk—The Fund is not actively managed and the Advisor does not attempt to take defensive positions in rising markets. Therefore, the Fund may be subject to greater losses in a rising market than a fund that is actively managed.

Repurchase Agreement Risk—The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.

Short Sales Risk—Short selling a security involves selling a borrowed security with the expectation that the value of the security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Small-Capitalization Securities Risk—The Fund is subject to the risk that small-capitalization stocks may outperform other segments of the equity market or the equity market as a whole.

Tracking Error Risk—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of

48	PROSPECTUS

the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk—If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective.

PERFORMANCE INFORMATION

The following bar chart shows the performance of the C-Class Shares of the Fund from year to year. The variability of performance over time provides an indication of the risks of investing in the Fund. The following table shows the performance of the A-Class Shares and C-Class Shares of the Fund as an average over different periods of time in comparison to the performance of a broad-based market index. The figures in the bar chart and table assume the reinvestment of dividends and capital gains distributions; however, the figures in the bar chart do not reflect sales charges. If the figures in the bar chart reflected sales charges, returns would be lower. Of course, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com or by calling Guggenheim Investments Client Services at 800.820.0888.

The performance information shown below for C-Class Shares is based on a calendar year. The year-to-date return for the period from January 1, 2013 through June 30, 2013 is -29.26%.

Highest Quarter Return (quarter ended 9/30/2011) 40.45%	Lowest Quarter Return (quarter ended 6/30/2009) -38.99%

AVERAGE ANNUAL TOTAL RETURN

(for periods ended December 31, 2012)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

A-Class Shares	Past 1 Year	Past 5 Years	Since Inception (5/31/2006)
Return Before Taxes	-37.57%	-34.25%	-29.13%
Return After Taxes on Distributions	-37.57%	-35.66%	-30.45%
Return After Taxes on Distributions and Sale of Fund Shares	-24.42%	-22.34%	-18.35%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	16.35%	3.56%	3.95%

C-Class Shares	Past 1 Year	Past 5 Years	Since Inception (5/31/2006)
Return Before Taxes	-35.23%	-34.02%	-29.07%
Return After Taxes on Distributions	-35.23%	-35.47%	-30.43%
Return After Taxes on Distributions and Sale of Fund Shares	-22.90%	-22.13%	-18.25%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	16.35%	3.56%	3.95%

PROSPECTUS	49

MANAGEMENT

INVESTMENT ADVISOR

Security Investors, LLC, which operates under the name Guggenheim Investments, serves as the investment adviser of the Fund.

PORTFOLIO MANAGERS

•	Michael P. Byrum, CFA, Senior Vice President. Mr. Byrum has been associated with the Advisor since 1993.

•	Michael J. Dellapa, CFA, CAIA, Portfolio Manager. Mr. Dellapa has been associated with the Advisor since 2000.

•	Ryan A. Harder, CFA, Portfolio Manager. Mr. Harder has been associated with the Advisor since 2004.

PURCHASE AND SALE OF FUND SHARES

The minimum initial investment amounts and account balance requirements for A-Class Shares or C-Class Shares are typically:

•	$1,000 for retirement accounts

•	$2,500 for all other accounts

Accounts opened through a financial intermediary will be subject to your financial intermediary’s minimum initial investment amount and minimum account balance requirements, which may be different than the amounts above.

There are no minimum amount requirements for subsequent investments in the Fund except for subsequent investments made via Automated Clearing House (“ACH”).

The Fund reserves the right to modify its minimum account balance requirements at any time, with or without prior notice to you.

The Fund redeems its shares continuously and investors may sell their shares back to the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account or through Guggenheim Investments directly. The Fund also offers you the option to send redemption orders to Guggenheim Investments by mail, fax or telephone.

TAX INFORMATION

Fund distributions are generally taxable as ordinary income or capital gains (or a combination of both), unless your investment is in an IRA or other tax-advantaged retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

50	PROSPECTUS

More Information About the Trust and the Funds

Rydex Dynamic Funds (the “Trust”) is a Delaware statutory trust offering a number of professionally managed investment portfolios, or funds. This Prospectus describes the A-Class Shares and C-Class Shares of the S&P 500® 2x Strategy Fund, Inverse S&P 500® 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000® 2x Strategy Fund and the Inverse Russell 2000® 2x Strategy Fund (each a “Fund” and collectively, the “Funds”).

INVESTMENT OBJECTIVES

The investment objective of each Fund is non-fundamental and may be changed without shareholder approval.

If the S&P 500® 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Dow 2x Strategy Fund and Russell 2000® 2x Strategy Fund meets its investment objective, the value of the Fund’s shares will tend to increase on a daily basis by 200% of any increase in the value of the Fund’s underlying index (e.g., if the value of the underlying index goes up by 5%, the value of the Fund’s shares should go up by 10% on that day). When the value of the Fund’s underlying index declines, the value of the Fund’s shares should also decrease on a daily basis by 200% of any decrease in the value of the underlying index (e.g., if the value of the underlying index goes down by 5%, the value of the Fund’s shares should go down by 10% on that day).

If the Inverse S&P 500® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Inverse Dow 2x Strategy Fund and Inverse Russell 2000® 2x Strategy Fund meets its investment objective, the value of the Fund’s shares will tend to increase on a daily basis by 200% of any decrease in the value of the Fund’s underlying index (e.g., if the value of the Fund’s underlying index goes down by 5%, the value of the Fund’s shares should go up by 10% on that day). When the value of the Fund’s underlying index increases, the value of the Fund’s shares should decrease on a daily basis by 200% of any increase in the value of the underlying index (e.g., if the value of the Fund’s underlying index goes up by 5%, the value of the Fund’s shares should go down by 10% on that day).

Each of the S&P 500® 2x Strategy Fund’s, NASDAQ-100® 2x Strategy Fund’s, Dow 2x Strategy Fund’s, and Russell 2000® 2x Strategy Fund’s investment policy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform similarly to the securities of companies in its underlying index is a non-fundamental policy that can be changed by each Fund upon 60 days’ prior notice to shareholders. Each of the Inverse S&P 500® 2x Strategy Fund’s, Inverse NASDAQ-100® 2x Strategy Fund’s, Inverse Dow 2x Strategy Fund’s, and Inverse Russell 2000® 2x Strategy Fund’s investment policy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite to the securities of companies in its underlying index is a non-fundamental policy that can be changed by each Fund upon 60 days’ prior notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

In managing the Funds, the Advisor uses a “passive” investment strategy to manage each Fund’s portfolio, meaning that the Advisor does not attempt to select securities based on their individual potential to perform better than the market. The Advisor’s primary objective is to match the performance of each Fund’s benchmark as closely as possible on a daily basis. The Advisor uses quantitative analysis techniques to structure each Fund to obtain the highest correlation to its particular benchmark. The Advisor does not engage in temporary defensive investing, keeping each Fund’s assets fully invested in all market environments. The Advisor monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity.

The Advisor pursues the Funds’ investment objectives by regularly utilizing leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. In addition, the Advisor will regularly utilize short selling techniques designed to help the performance to inversely correlate to 200% of the performance of the relevant underlying index for the Inverse S&P 500® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Inverse Dow 2x Strategy Fund, and Inverse Russell 2000® 2x Strategy Fund.

The Funds may be appropriate for investors who believe that over the long-term, the value of a particular index will increase or decrease, and that by investing with the objective of doubling the index’s daily return they will achieve superior results over time. Investors should understand that since each Fund seeks to double the daily performance of the index underlying its benchmark, it should have twice the daily volatility of a conventional index fund. This increases the potential risk of loss.

The Funds also may be appropriate for investors who use an investment strategy that relies on frequent buying, selling, or exchanging among stock mutual funds, since the Funds do not limit how often an investor may exchange among Funds. In addition, the Funds do not impose any transaction fees when investors exchange shares. The Funds provide multiple opportunities

PROSPECTUS	51

for investors to capitalize on market trends and to capture market momentum with intra-day Fund share pricing and trading. Dynamic asset allocators also may utilize intra-day trading as a defensive strategy to react to market movements before investments are adversely affected.

IMPORTANT INFORMATION REGARDING FUNDS THAT SEEK LEVERAGED AND INVERSE INVESTMENT RESULTS

The Dow 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Russell 2000® 2x Strategy Fund, and S&P 500® 2x Strategy Fund (the “Leveraged Funds”) seek daily leveraged investment results. The Inverse Dow 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Inverse Russell 2000® 2x Strategy Fund, and Inverse S&P 500® 2x Strategy Fund (the “Leveraged Inverse Funds”) seek to provide leveraged investment results that match the opposite of the performance of a specific benchmark on a daily basis. The Leveraged Funds and the Leveraged Inverse Funds may be referred to collectively as the “Funds.”

As discussed in each Fund’s Summary section, the Funds’ performance is subject to the effects of compounding and leverage, which are discussed in more detail below.

UNDERSTANDING COMPOUNDING & THE EFFECT OF LEVERAGE

It is important to understand the effects of compounding when investing in any mutual fund, especially funds that use leverage as part of their investment strategy. The effect of leverage on a fund will generally cause the fund’s performance to not match the performance of the index underlying the fund’s benchmark over a period of time greater than one day. As a result, the use of leverage could cause the performance of a fund to be less than or greater than the performance of the index underlying the fund’s benchmark multiplied by the amount of leverage employed, before accounting for fees and expenses. The following simple examples provide an illustration:

Example A: Assume you invest $100 in Fund A, a typical index fund that seeks to match the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund A would be expected to increase $10 (10% of $100) to $110. The next day, if the index decreases 10%, the value of your shares in Fund A would be expected to decrease $11 (10% of $110) to $99.

Example B: Assume you invested $100 in Fund B, a fund that seeks to return 200% of the performance of its underlying index. If the index increases 10% on day one, the value of your shares in Fund B would be expected to increase $20 (20% of $100) to $120. The next day, if the index decreases 10%, the value of your shares in Fund B would be expected to decrease $24 (20% of $120) to $96.

Because of the effect of compounding, in each case the value of your investment declined even though the index went up 10% on day one and down 10% on day two. However, the effect of compounding was more pronounced when combined with leverage (Example B).

The examples demonstrate that over time, the cumulative percentage increase or decrease in the net asset value (“NAV”) of a fund may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the index underlying a fund’s benchmark due to the compounding effect of losses and gains on the returns of the fund. It also is expected that a fund’s use of consistently applied leverage will cause the fund to underperform the compounded return of twice its benchmark in a trendless or flat market.

The following graphs further illustrate the effect of leverage on fund performance in comparison to the performance of the fund’s underlying index in three different markets. Each of the three graphs shows a simulated hypothetical of the one-year performance of an index compared with the performance of a fund that perfectly achieves its investment objective of exactly twice (200%) the daily index returns.

In order to isolate the effect of leverage, the hypothetical graphs assume: (i) no tracking error (see “Tracking Error Risk” under “Descriptions of Principal Risks”); (ii) no dividends paid by the companies included in the underlying index; (iii) no expenses; and (iv) borrowing and/or lending rates (required to obtain leverage) of zero percent. If tracking error, fund expenses, and borrowing and lending rates of greater than zero percent were included in the graphs, the fund’s performance would be lower than that shown below. Each of the graphs also assumes an index volatility of 20%. An index’s volatility is a statistical measure of the magnitude of the fluctuations in the returns of an index. The S&P 500® Index’s index volatility may be more or less significant at any given time. The average of the most recent five-year historical volatility for the period ended June 30, 2013 of the S&P 500® Index is 18.42%. The indices underlying the Funds’ benchmarks have different historical volatilities, which may be more or less significant than the index volatilities assumed in the graphs below. The average historical volatility for the five-year period ended June 30, 2013 of the other indices underlying the Funds’ other benchmarks is as follows: Dow Jones Industrial

52	PROSPECTUS

AverageSM 16.51%; NASDAQ-100 Index® 20.53%; and Russell 2000® Index 24.07%. The hypothetical graphs are meant to demonstrate the effects of leverage only and are in no way indicative of the actual performance of any of the Funds.

PROSPECTUS	53

MARKET VOLATILITY. Each Fund seeks to provide a return that is a multiple of the daily performance of its benchmark. No Fund attempts to, and no Fund should be expected to, provide returns that are a multiple of the return of the benchmark for periods other than a single day. Each Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

Daily rebalancing will impair a Fund’s performance if the benchmark experiences volatility. For instance, a hypothetical 2x daily leveraged fund would be expected to lose -3.9% (as shown in Table 1 below) if its benchmark provided no return over a one year period during which its benchmark experienced annualized volatility of 20%. If the benchmark’s annualized volatility were to rise to 40%, the hypothetical loss for a one year period for a 2x daily leveraged fund widens to approximately -14.8% while the loss for a 2x inverse fund rises to 38.0%. At higher ranges of volatility, there is a chance of a near complete loss of fund value even if the benchmark is flat. For instance, if annualized volatility of the benchmark is 90%, a 2x leveraged inverse fund targeted to the same benchmark would be expected to lose more than 90% of its value even if the cumulative benchmark return for the year was 0%. An index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of an index.

Table 1

Benchmark Annualized Volatility Range	Hypothetical 2x Leveraged Fund Loss	Hypothetical 2x Inverse Fund Loss
10%	-1.0%	-2.9%
20%	-3.9%	-11.3%
30%	-8.6%	-23.6%
40%	-14.8%	-38.0%
50%	-22.2%	-52.7%
60%	-30.4%	-66.0%
70%	-39.1%	-77.1%
80%	-47.5%	-85.3%
90%	-56.2%	-91.3%
100%	-64.0%	-95.1%

Table 1 shows the hypothetical loss for a one-year period, assuming the above annualized volatility range for a hypothetical benchmark that provided no return over the one-year period. The hypothetical loss was determined based upon 100,000 simulations performed with randomly generated daily returns normally distributed around 0%. The return values shown represent the mean leveraged final return for all samples with an unleveraged final return between -1% and +1%.

54	PROSPECTUS

Table 2 shows the range of volatility for the indices to which the Funds are benchmarked for the five year period ended June 30, 2013. In historical terms, volatility ranges during this period were extremely high. The indices to which the Funds are benchmarked have historical volatility rates over that period ranging from 16.51% to 24.07%. Since market volatility, like that experienced by the markets recently, has negative implications for funds that rebalance daily, investors should be sure to monitor and manage their investments in the Funds in volatile markets. The negative implications of volatility in Table 1 can be combined with the recent volatility ranges of various indices in Table 2 to give investors some sense of the risks of holding the Funds for long periods. These tables are intended to simply underscore the fact that the Funds are designed for investors who (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) understand the risk of shorting and (d) intend to actively monitor and manage their investments. They are not intended to be used by, and are not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Table 2

Index	Volatility Average for the Five Year Period Ended June 30, 2013
Dow Jones Industrial AverageSM	16.51%
S&P 500® Index	18.42%
Russell 2000® Index	24.07%
NASDAQ-100 Index®	20.53%

A PRECAUTIONARY NOTE TO INVESTORS REGARDING DRAMATIC INDEX MOVEMENT. Each Leveraged Fund seeks daily exposure to its target index equal to 200% of its net assets while each Leveraged Inverse Fund seeks daily exposure to its target index equal to -200% of its net assets. As a consequence, for each Leveraged Fund the risk of total loss of your investment exists in the event of a movement of the Leveraged Fund’s target index in excess of 50% in a direction adverse to the Leveraged Fund (meaning a decline in the value of the target index of a Leveraged Fund) and for each Leveraged Inverse Fund the risk of total loss exists in the event of a movement of the Leveraged Inverse Fund’s target index in excess of 50% in a direction adverse to the Leveraged Inverse Fund (meaning a gain in the value of the target index of a Leveraged Inverse Fund). In short, the risk of total loss of your investment exists.

THE PROJECTED RETURNS OF LEVERAGED FUNDS FOR SHARES HELD LONGER THAN A FULL TRADING DAY. The Funds seek daily leveraged investment results, which should not be equated with seeking a leveraged goal for longer than a day. For instance, if a Leveraged Fund’s underlying index gains 10% for a week, the Leveraged Fund’s shares should not be expected to provide a return of 20% for the week even if it meets its daily target throughout the week. This is true because of the fund expenses set forth in the prospectus, but also because the pursuit of daily goals may result in daily leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a Fund’s daily target or inverse daily target (e.g., 200% or -200%) will not generally equal a Fund’s performance over that same period.

The following charts set out a range of hypothetical daily performances during a given 10 trading days of an index and demonstrate how changes in the index affect a Fund’s performance for a trading day and cumulatively up to, and including, the entire 10 trading day period. The charts are based on a hypothetical $100 investment in a Fund over a 10 trading day period and do not reflect expenses of any kind.

PROSPECTUS	55

Table 1: No Clear Trend In the Market

	Index			2x Daily Leveraged Fund			2x Leveraged Inverse Fund
	Value	Daily Performance	Cumulative Value	NAV	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance
	100			$100.00			$100.00
Day 1	105	5.00%	5.00%	$110.00	10.00%	10.00%	$90.00	-10.00%	-10.00%
Day 2	110	4.76%	10.00%	$120.48	9.52%	20.48%	$81.43	-9.52%	-18.57%
Day 3	100	-9.09%	0.00%	$98.57	-18.18%	-1.43%	$96.23	18.18%	-3.77%
Day 4	90	-10.00%	-10.00%	$78.86	-20.00%	-21.14%	$115.48	20.00%	15.48%
Day 5	85	-5.56%	-15.00%	$70.10	-11.11%	-29.90%	$128.31	11.11%	28.31%
Day 6	100	17.65%	0.00%	$94.83	35.29%	-5.17%	$83.03	-35.29%	-16.97%
Day 7	95	-5.00%	-5.00%	$85.35	-10.00%	-14.65%	$91.33	10.00%	-8.67%
Day 8	100	5.26%	0.00%	$94.34	10.53%	-5.66%	$81.71	-10.53%	-18.29%
Day 9	105	5.00%	5.00%	$103.77	10.00%	3.77%	$73.54	-10.00%	-26.46%
Day 10	100	-4.76%	0.00%	$93.89	-9.52%	-6.11%	$80.55	9.52%	-19.45%

The cumulative performance of the index in Table 1 is 0% for 10 trading days. The hypothetical return of the Leveraged Fund for the 10 trading day period is -6.11%, while the hypothetical return of the Leveraged Inverse Fund is -19.45%. The volatility of the benchmark performance and lack of clear trend results in performance for each Fund for the period which bears little relationship to the performance of the Funds’ target index for the 10 trading day period.

Table 2: Clear Trend that Market Rises

	Index			2x Daily Leveraged Fund			2x Leveraged Inverse Fund
	Value	Daily Performance	Cumulative Value	NAV	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance
	100			$100.00			$100.00
Day 1	102	2.00%	2.00%	$104.00	4.00%	4.00%	$96.00	-4.00%	-4.00%
Day 2	104	1.96%	4.00%	$108.08	3.92%	8.08%	$92.24	-3.92%	-7.76%
Day 3	106	1.92%	6.00%	$112.24	3.85%	12.24%	$88.69	-3.85%	-11.31%
Day 4	108	1.89%	8.00%	$116.47	3.77%	16.47%	$85.34	-3.77%	-14.66%
Day 5	110	1.85%	10.00%	$120.78	3.70%	20.78%	$82.18	-3.70%	-17.82%
Day 6	112	1.82%	12.00%	$125.18	3.64%	25.18%	$79.19	-3.64%	-20.81%
Day 7	114	1.79%	14.00%	$129.65	3.57%	29.65%	$76.36	-3.57%	-23.64%
Day 8	116	1.75%	16.00%	$134.20	3.51%	34.20%	$73. 68	-3.51%	-26.32%
Day 9	118	1.72%	18.00%	$138.82	3.45%	38.82%	$71.14	-3.45%	-28.86%
Day 10	120	1.69%	20.00%	$143.53	3.39%	43.53%	$68.73	-3.39%	-31.27%

The cumulative performance of the index in Table 2 is 20% for 10 trading days. The hypothetical return of the Leveraged Fund for the 10 trading day period is 43.53%, while the hypothetical return of the Leveraged Inverse Fund is -31.27%. The hypothetical return of the Leveraged Fund is 218% of the index return for the 10 trading day period while the hypothetical return of the Leveraged Inverse Fund is -156% of the index return for the period. In this case, because of the positive index trend, the Leveraged Fund gain is greater than 200% of the index gain and the Leveraged Inverse Fund decline is less than -200% of the index gain for the 10 trading day period.

56	PROSPECTUS

Table 3: Clear Trend that Market Declines

	Index			2x Daily Leveraged Fund			2x Leveraged Inverse Fund
	Value	Daily Performance	Cumulative Value	NAV	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance
	100			$100.00			$100.00
Day 1	98	-2.00%	-2.00%	$96.00	-4.00%	-4.00%	$104.00	4.00%	4.00%
Day 2	96	-2.04%	-4.00%	$92.08	-4.08%	-7.92%	$108.24	4.08%	8.24%
Day 3	94	-2.08%	-6.00%	$88.24	-4.17%	-11.76%	$112.76	4.17%	12.76%
Day 4	92	-2.13%	-8.00%	$84.49	-4.26%	-15.51%	$117.55	4.26%	17.55%
Day 5	90	-2.17%	-10.00%	$80.82	-4.35%	-19.18%	$122.66	4.35%	22.66%
Day 6	88	-2.22%	-12.00%	$77.22	-4.44%	-22.78%	$128.12	4.44%	28.12%
Day 7	86	-2.27%	-14.00%	$73.71	-4.55%	-26.29%	$133.94	4.55%	33.94%
Day 8	84	-2.33%	-16.00%	$70.29	-4.65%	-29.71%	$140.17	4.65%	40.17%
Day 9	82	-2.38%	-18.00%	$66.94	-4.76%	-33.06%	$146.84	4.76%	46.84%
Day 10	80	-2.44%	-20.00%	$63.67	-4.88%	-36.33%	$154.01	4.88%	54.01%

The cumulative performance of the index in Table 3 is -20% for 10 trading days. The hypothetical return of the Leveraged Fund for the 10 trading day period is -36.33%, while the hypothetical return of the Leveraged Inverse Fund is 54.01%. The hypothetical return of the Leveraged Fund is 182% of the index return for the 10 trading day period, while the hypothetical return of the Leveraged Inverse Fund is -270% of the index return for the period. In this case, because of the negative index trend, the Leveraged Fund decline is less than 200% of the index decline and the Leveraged Inverse Fund gain is greater than 200% of the index decline for the 10 trading day period.

PRINCIPAL INVESTMENT RISKS

The following section provides additional information regarding the principal risks summarized under “Principal Risks” in the Fund Summaries. The risks below may not be applicable to each Fund. Please consult the Fund Summary sections to determine which risks are applicable to a particular Fund.

Active Trading Risk—A significant portion of the Fund’s assets may come from investors who take part in certain strategic and tactical asset allocation programs. These programs often recommend frequent trading of Fund shares to take advantage of anticipated changes in market conditions. Therefore, the Advisor anticipates that investors who take part in these programs may frequently redeem or exchange shares of the Fund, which may cause the Fund to experience high portfolio turnover. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Fund may negatively impact the Fund’s ability to achieve its investment objective. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus.

Capitalization Securities Risk—The Fund’s investments may be composed primarily of, or have significant exposure to, securities in a particular capitalization range, e.g., large, mid or small-cap securities. As a result, the Fund may be subject to the risk that the predominate capitalization range represented in the Fund’s portfolio may underperform other segments of the equity market or the equity market as a whole. If the Fund has net short exposure to the components of its underlying index it is subject to the risk that the predominate capitalization range represented in its underlying index may outperform other segments of the equity market or the equity market as a whole. In addition, in comparison to securities of companies with larger capitalizations, securities of small and medium-capitalization companies may experience more price volatility, greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends.

CFTC Regulatory Risk—As a result of recent amendments to rules under the Commodity Exchange Act (“CEA”) by the CFTC, the Advisor and the Fund must either operate within certain trading and marketing limitations with respect to the Fund’s use of derivatives subject to regulation by the CFTC, such as futures, options on such futures, commodity options, and certain swaps, or the Advisor must register with the CFTC as a commodity pool operator (“CPO”) subjecting the Advisor and the Fund to regulation by the CFTC.

PROSPECTUS	57

Previously, the CFTC permitted unlimited futures transactions and options thereon, so long as a fund had claimed an exclusion from registration as a CPO, and swap contracts were not formerly regulated by the CFTC. Under the amended rules, the investment adviser of a registered investment company may claim an exemption from registration as a CPO only if the registered investment company it advises uses futures contracts, options on such futures, commodity options, and certain swaps solely for “bona fide hedging purposes,” or limits its use of such instruments for non-bona fide hedging purposes to certain de minimis amounts and complies with certain marketing restrictions.

Consistent with Fund’s principal investment strategy and investment policies, the Advisor intends to maintain the flexibility to utilize derivatives subject to CFTC regulation in the Fund for non-bona fide hedging purposes beyond the de minimis amounts provided for by the new CFTC rules. As such, the Advisor does not currently qualify for the CFTC Rule 4.5 exemption from registration, and the Advisor has registered with the CFTC as a CPO. Therefore, the Advisor and the Fund are subject to regulation by the CFTC and will be required to comply with certain disclosure, reporting, and recordkeeping requirements once finalized by the CFTC. Compliance with these additional requirements will likely increase Fund expenses. The Fund also will be subject to CFTC requirements related to processing derivatives transactions and tracking exposure levels to certain commodities. Compliance with certain of these requirements may adversely affect the Fund’s ability to obtain exposure to certain investments and the commodities markets generally. Because certain of the regulatory requirements that would apply to the Fund have not yet been adopted, it is unclear what the effect of those requirements would be on the Fund if they are adopted. The regulation of commodity transactions in the United States is a rapidly changing area of law and is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund.

Correlation and Compounding Risk—A number of factors may affect the Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. A number of factors may adversely affect the Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs and risks associated with the use of leveraged investment techniques, income items, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in its underlying index or its weighting of investment exposure to such securities or industries may be different from that of its underlying index. In addition, the Fund may invest in securities or financial instruments not included in its underlying index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. If the Fund seeks to meet its investment objective on a daily basis, activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day.

The Fund is considered a “leveraged” fund because it seeks to match a multiple or a multiple of the inverse of the performance of the Fund’s underlying index on a daily basis. The Fund is subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from the Fund having a single day investment objective in combination with the use of leverage, which is that for periods greater than one day, the effect of compounding may cause the performance of the Fund to be either greater than or less than the performance of the Fund’s underlying index (or the inverse of the performance of the Fund’s underlying index) times the stated multiple in the Fund objective, before accounting for fees and fund expenses.

Counterparty Credit Risk—The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments may include, among others, total return, index, and interest rate swap agreements. The Fund will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments. The Fund will not enter into any agreement with a counterparty unless the Advisor believes that the other party to the transaction is creditworthy. The use of swap agreements and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Advisor considers factors such as counterparty credit ratings and financial statements, among others, when determining whether a counterparty is creditworthy. The Advisor regularly monitors the creditworthiness of each counterparty that the Fund enters into a transaction with. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund’s investment.

58	PROSPECTUS

To the extent the Fund’s financial instrument counterparties are concentrated in the financial services sector, the Fund bears the risk that those counterparties may be adversely affected by legislative or regulatory changes, adverse market conditions, increased competition, and/or wide scale credit losses resulting from financial difficulties or borrowers affecting that economic sector.

Depositary Receipt Risk—The Fund may hold the securities of non-U.S. companies in the form of ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the NYSE. The Fund will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and which carry all of the rights of common shares, including voting rights. The underlying securities of the ADRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. dollar. As a result, changes in foreign currency exchange rates may affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund. Investments in the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

Derivatives Risk—The Fund may invest a percentage of its assets in derivatives, such as futures and options contracts, to pursue its investment objective. The use of such derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They also may be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a CFTC-approved futures exchange or board of trade. Futures and options contracts are described in more detail below:

Futures Contracts—Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

Options—The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of the option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its positions by maintaining, in a segregated account, cash or liquid securities equal in value to the exercise price of the call options written by the Fund.

The risks associated with the Fund’s use of futures and options contracts include:

•	The Fund experiencing losses that exceed losses experienced by funds that do not use futures contracts and options.

•	There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

•

Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

•	Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

•

Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

Early Closing Risk—The normal close of trading of securities listed on NASDAQ and the NYSE is 4:00 p.m., Eastern Time. Unanticipated early closings of securities exchanges and other financial markets may result in the Fund’s inability to buy or sell

PROSPECTUS	59

securities or other financial instruments on that day. If an exchange or market closes early on a day when the Fund needs to execute a high volume of trades late in a trading day, the Fund might incur substantial trading losses.

Equity Risk—The Fund is subject to the risk that the value of the equity securities or equity-based derivatives in the Fund’s portfolio will decline or fluctuate dramatically from day to day due to volatility in the equity market. Such volatility could cause equity securities and equity-based derivatives to underperform other segments of the market as a whole. The equity market is volatile and can experience increased volatility for a variety of reasons, including as a result of general market and economic conditions, perceptions regarding particular industries represented in the equity market, or factors relating to specific companies to which the Fund has investment exposure. Equity securities generally have greater price volatility than fixed income securities.

Foreign Issuer Exposure Risk—The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and ETFs, that are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of financial instruments denominated in foreign currencies, and of distributions from such financial instruments, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of financial instruments traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

Industry and Technology Sector Concentration Risk—The Fund may concentrate its investments in a limited number of issuers conducting business in the same industry or group of related industries. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or a group of related industries, and the securities of companies in that industry or group of industries could react similarly to these or other developments. Technology sector concentration risk is the risk that the securities of issuers in the technology sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are concentrated in issuers conducting business in the technology sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that economic sector. The prices of the securities of technology companies may fluctuate widely due to competitive pressures, increased sensitivity to short product cycles and aggressive pricing, problems relating to bringing their products to market, very high price/earnings ratios, and high personnel turnover due to severe labor shortages for skilled technology professionals.

Leveraging Risk—The Fund achieves leveraged exposure to its underlying index through the use of derivative instruments. The more the Fund invests in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of the Fund’s shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities or other investments. The Fund will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage also may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not “against the box,” could theoretically be subject to unlimited losses in cases where the Fund, for any reason, is unable to close out the transaction. In addition, to the extent the Fund borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the Fund’s investment income, resulting in greater losses. The value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the Fund’s investment strategies involve consistently applied leverage. Leverage will also have the effect of magnifying tracking error.

Liquidity Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Fund may invest, trading in such instruments may be relatively inactive. In addition, during periods of reduced market liquidity or in the absence of readily available market quotations for particular investments in the Fund’s portfolio, the ability of the Fund to assign an accurate daily value to these investments may be difficult and the Advisor may be required to fair value the investments. For additional information about fair valuation, see “Calculating Net Asset Value.”

60	PROSPECTUS

Market Risk—The Fund may invest in public and privately issued securities, which may include common and preferred stocks, bonds, warrants, and rights, as well as derivatives and financial instruments that attempt to track the price movement of securities indices. Investments in securities and other financial instruments, in general, are subject to market risks that may cause their prices, and therefore the Fund’s value, to fluctuate over time. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions or changes in interest or currency rates. The value of securities convertible into equity securities, such as warrants or convertible debt, also is affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of securities and financial instruments in which the Fund invests will cause the NAV of the Fund to fluctuate. Historically, the markets have moved in cycles, and the value of the Fund’s securities and other financial instruments may fluctuate drastically from day to day.

Non-Diversification Risk—To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC Trading Risk—Certain of the derivatives in which the Fund invests may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and lacks transparency with respect to the terms of OTC transactions. OTC derivatives are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. In addition, such derivative instruments are often highly customized and tailored to meet the needs of the counterparties. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

Passive Investment Risk—The Fund is not actively managed and may be affected by a general decline in market segments, or rise in market segments for the Inverse S&P 500® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Inverse Dow 2x Strategy Fund and Inverse Russell 2000® 2x Strategy Fund, relating to its underlying index. The Fund invests in securities included in, or representative of, its underlying index regardless of their investment merits. The Advisor does not attempt to take defensive positions in declining or rising markets, as applicable. As a result, the Fund may be subject to greater losses in a declining market (or rising market for the Inverse S&P 500® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Inverse Dow 2x Strategy Fund and Inverse Russell 2000® 2x Strategy Fund) than a fund that does take defensive positions.

Repurchase Agreement Risk—The Fund will enter into repurchase agreements, which are transactions in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. The Fund will enter into repurchase agreements only with counterparties that the Advisor believes present acceptable credit risks, and the collateral securing the repurchase agreements generally will be limited to U.S. government securities and cash. If the market value of the underlying obligations of a repurchase agreement declines, the counterparty must provide additional collateral so that at all times the value of the collateral is greater than the repurchase price of the underlying obligations. Nonetheless, should a counterparty become insolvent or otherwise default, there could be a delay before the Fund is able to liquidate the collateral, which would subject the collateral and the Fund to market risk during that period.

Short Sales Risk—Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. The Fund also is required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the Fund’s needs for immediate cash or other liquidity. The Fund’s investment performance also may suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. In addition, the Fund may be subject to expenses related to short sales that are not typically

PROSPECTUS	61

associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an interest-bearing security, such as a bond, it is obligated to pay the interest on the security it has sold. This cost is partially offset by the interest earned by the Fund on the investment of the cash generated by the short sale. When the Fund sells short an equity security that pays a dividend, the Fund must pay out the dividend rate of the equity security to the lender and records this as an expense of the Fund and reflects the expense in its financial statements. However, a dividend paid on a security sold short generally has the effect of reducing the market value of the shorted security and thus, increases the Fund’s unrealized gain or reduces the Fund’s unrealized loss on its short sale transaction. To the extent that the interest rate and/or dividend that the Fund is obligated to pay is greater than the interest earned by the Fund on investments, the performance of the Fund will be negatively impacted. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.

Tracking Error Risk—The Advisor may not be able to cause the Fund’s performance to match that of the Fund’s benchmark, either on a daily or aggregate basis. Factors such as Fund expenses, imperfect correlation between the Fund’s investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Tracking error may cause the Fund’s performance to be less than you expect. In addition, because the Fund is tracking the performance of its benchmark on a daily basis, mathematical compounding may prevent the Fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Tracking error may cause the Fund’s performance to be less than you expect.

Trading Halt Risk—The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange, have established limits on how much an option or futures contract may decline over various time periods within a day. In addition, the major securities exchanges, such as the NYSE, have established limits on how much the securities market, based on the Dow Jones Industrial AverageSM, may decline over various time periods within a day. If the price of a security, an option or a futures contract declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell the options, futures contracts or securities that are the subject of the trading halt. Such a trading halt near the time the Fund prices its shares may limit the Fund’s ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a “fair value” method to price its outstanding contracts or securities.

PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI.

Management of the Funds

INVESTMENT ADVISOR

The Advisor, Security Investors, LLC, is located at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, and serves as investment adviser of the Funds. The Advisor has served as the investment adviser of each Fund since its inception.

The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund’s investment program. The Board of Trustees of the Trust supervises the Advisor and establishes policies that the Advisor must follow in its day-to-day management activities. Pursuant to an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee for the fiscal year ended March 31, 2013 at an annualized rate based on the average daily net assets of each Fund, as set forth below:

Fund	Advisory Fee
S&P 500® 2x Strategy Fund	0.90%
Inverse S&P 500® 2x Strategy Fund	0.90%
NASDAQ-100® 2x Strategy Fund	0.90%
Inverse NASDAQ-100® 2x Strategy Fund	0.90%
Dow 2x Strategy Fund	0.90%
Inverse Dow 2x Strategy Fund	0.90%
Russell 2000® 2x Strategy Fund	0.90%
Inverse Russell 2000® 2x Strategy Fund	0.90%

62	PROSPECTUS

The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the members of the Board of Trustees who are affiliated with the Advisor. In addition, the Advisor may make payments from its own resources to broker-dealers and other financial institutions, including to the Advisor’s parent company, Guggenheim Capital LLC and its affiliates, in connection with services provided to the Funds and for services provided in connection with the sale of Fund shares.

A discussion regarding the basis for the Board’s September 2011 approval of the Funds’ investment advisory agreement is available in the December 31, 2011 Annual Report to Shareholders, which covers the period January 1, 2011 to December 31, 2011.

For each Fund, with the exception of the Inverse NASDAQ-100® 2x Strategy Fund and Inverse S&P 500® 2x Strategy Fund, the Advisor may hire one or more sub-advisers to oversee the day-to-day activities of the Funds. The Advisor and the Funds rely on an exemptive order obtained from the U.S. Securities and Exchange Commission (the “SEC”) to be able to function as a multi-manager structure. The order allows the Advisor to hire, replace or terminate unaffiliated sub-advisers without the approval of shareholders. The order also allows the Advisor to revise a sub-advisory agreement with an unaffiliated sub-adviser with the approval of the Funds’ Board of Trustees, but without shareholder approval. If a new unaffiliated sub-adviser is hired, shareholders will receive information about the new sub-adviser within 90 days of the change. The order allows the Funds to operate more efficiently and with greater flexibility. In the event the Funds use a sub-advisor, the Advisor would provide the following oversight and evaluation services to the Funds:

•	performing initial due diligence on prospective sub-advisers for the Funds;

•	monitoring the performance of the sub-advisers;

•	communicating performance expectations to the sub-advisers; and

•	ultimately recommending to the Board whether a sub-adviser’s contract should be renewed, modified or terminated.

The Advisor does not expect to recommend frequent changes of sub-advisers. Although the Advisor will monitor the performance of the sub-advisers, there is no certainty that any sub-adviser or Fund will obtain favorable results at any given time. Currently the Funds are not managed by a sub-adviser.

The sub-advisers are subject to oversight by the Advisor. The Advisor and the Trust have obtained an exemptive order from the SEC, and obtained shareholder approval that permits the Advisor, with the approval of the Independent Trustees of the Trust, to retain unaffiliated investment sub-advisers for the Funds without submitting the sub-advisory agreement to a vote of the Funds’ shareholders. The Trust will notify shareholders in the event of any change in the identity of such sub-adviser or sub-advisers. The Advisor has ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee each sub-adviser and recommend their hiring, termination and replacement. The Advisor is not required to disclose fees paid to any sub-adviser retained pursuant to the order.

PORTFOLIO MANAGEMENT

The Funds are managed by a team of investment professionals, and on a day-to-day basis, the three individuals listed below are jointly and primarily responsible for the day-to-day management of the Funds.

Michael P. Byrum, CFA, Senior Vice President—Mr. Byrum has ultimate responsibility for the management of the Funds. In addition to generally overseeing all aspects of the management of each series of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust, Mr. Byrum reviews the activities of Messrs. Dellapa and Harder. He has been associated with the Advisor since it was founded in 1993. During this time, he has played a key role in the development of the firm’s investment strategies and product offerings. As Portfolio Manager, Mr. Byrum was instrumental in the launch of the NASDAQ-100®, Precious Metals, Government Long Bond 1.2x Strategy, Inverse Government Long Bond Strategy, Inverse S&P 500® Strategy and Inverse NASDAQ-100® Strategy Funds, and helped to create the Sector Funds. He was named Vice President of Portfolio for the Advisor in 1998, and Executive Vice President in 2000. Prior to joining the Advisor, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

Michael J. Dellapa, CFA, CAIA, Portfolio Manager—Mr. Dellapa plays a key role in the development of new products and research processes and systems that enhance the management of each series of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust. In particular, Mr. Dellapa focuses on the management of the Alternatives Funds. Mr. Dellapa joined the Advisor in 2000 as a Research Analyst and was promoted to portfolio manager in 2003. During his tenure as a portfolio manager, he had direct oversight for the Russell 2000® 1.5x Strategy, Healthcare, Biotechnology, and Consumer Products Funds. In 2005, Mr. Dellapa became Director of Investment Research and in 2007 became a Portfolio Manager. Prior to joining the Advisor, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago. Previously, he was owner/consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting.

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Ryan A. Harder, CFA, Portfolio Manager—Mr. Harder is involved in the management of each series of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust, but focuses particularly on the management of the Domestic Equity, International Equity, Fixed Income, and Alternatives Funds. Mr. Harder joined the Advisor in 2004 as an Assistant Portfolio Manager, was promoted to Portfolio Manager in 2005 and has served in his current capacity since 2008. He was instrumental in the launch of the Multi-Hedge Strategies, High Yield Strategy and Inverse High Yield Strategy Funds. Prior to joining the Advisor, Mr. Harder served in various capacities with WestLB Asset Management, including as an Assistant Portfolio Manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds is available in the SAI.

Shareholder Information

CALCULATING NET ASSET VALUE

The price at which you buy, sell and exchange shares is the net asset value per share, which also is known as NAV, plus any applicable sales charges.

Each Fund calculates its NAV by:

•	Taking the current market value of its total assets

•	Subtracting any liabilities

•	Dividing that amount by the total number of shares owned by shareholders

The Funds calculate NAV twice each Business Day, first in the morning and again in the afternoon, on each day that the NYSE is open for trading. The Funds’ morning NAV is calculated as of 10:45 a.m., Eastern Time and the Funds’ afternoon NAV is calculated as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). The NYSE is open Monday through Friday, except in observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. If the NYSE closes early—such as on days in advance of holidays generally observed by the NYSE—a Fund will calculate its NAV as of the earlier closing time. For more information, please call 800.820.0888 or visit the Guggenheim Investments website—www.guggenheiminvestments.com.

In calculating NAV, each Fund generally values its investment portfolios based on the market price of the securities as of the time the Fund determines NAV. If market prices are unavailable or the Advisor thinks that they are unreliable, the Advisor prices those securities at fair value as determined in good faith using methods approved by the Board of Trustees. For example, market prices may be unavailable if trading in a particular portfolio security was halted during the day and did not resume prior to a Fund’s NAV calculation. The Advisor may view market prices as unreliable when the value of a security has been materially affected by events occurring after the market closes, but prior to the time as of which the Funds calculate NAV.

Total return index swaps will be valued based on the current index value as of the close of regular trading on the NYSE and credit default swaps generally will be valued at the price at which orders are being filled at the close of regular trading on the NYSE. Options contracts will be valued at the option’s last sale price on the exchange on which they are traded and futures contracts will be valued based on the first tick after the close of regular trading on the NYSE. Options on futures contracts and futures contracts traded on the CBOT or A/C/E or other recognized exchange shall be valued at the last trade price prior to the close of regular trading on the NYSE.

The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

More information about the valuation of the Funds’ holdings can be found in the SAI.

EXPLANATION OF CERTAIN FUND FEES AND EXPENSES

Acquired Fund Fees and Expenses—As a shareholder in other investment companies, which may include other mutual funds, closed-end funds, and business development companies (the “Acquired Funds”), a Fund may indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. “Acquired Fund Fees and Expenses” are based upon (i) the approximate allocation

64	PROSPECTUS

of the Fund’s assets among the Acquired Funds and (ii) the net expenses (excluding interest, taxes and extraordinary expenses) of the Acquired Funds during their most recently completed fiscal year. “Acquired Fund Fees and Expenses” are not direct costs paid by Fund shareholders and do not affect the calculation of the Fund’s net asset value or the Fund’s cost of operations. “Acquired Fund Fees and Expenses” will vary with changes in the expenses of the Acquired Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown.

Buying, Selling and Exchanging Fund Shares

A-Class Shares and C-Class Shares are offered primarily through authorized securities brokers and other financial intermediaries. Shares are also offered directly through Rydex Fund Services, LLC.

OPENING YOUR ACCOUNT

You will need to open a Guggenheim Investments shareholder account to make share transactions—buy, sell or exchange shares of the Funds directly with Guggenheim Investments. You can obtain an account application or request more information about opening an account by calling Guggenheim Investments Client Services at 800.820.0888 or 301.296.5100. You also may visit www.guggenheiminvestments.com/forms to access “Mutual Fund Forms & Applications.”

The type of application you will need depends on the type of account you want to open. For example, if you are opening a retirement account, such as an IRA, you will need to complete a different application than you would if you were opening a taxable account. When you call Guggenheim Investments to request an account application, be sure to let the Client Services representative know what type of account you want to open to ensure that you receive the correct application.

If you open your account through a broker or other financial intermediary, your financial intermediary will ordinarily assist you in completing the necessary application to open your account.

TIPS TO SUCCESSFULLY COMPLETE YOUR ACCOUNT APPLICATION

•	You must provide each account holder’s social security number or tax ID number and date of birth on the application to avoid a delay in processing.

•	Attach a copy of the trust document when establishing a trust account.

•

When establishing an account for your corporation, partnership or self-directed retirement plan, please indicate the correct account type to ensure proper tax reporting, and provide a copy of one of the following documents: registered articles of incorporation, government-issued business license, partnership papers, plan documents or other official documentation that verifies the entity and lists the authorized individuals. Failure to provide this supporting documentation may result in a delay in processing your application.

•

You must provide a street address (Guggenheim Investments does not accept P.O. Box only addresses). If any joint owner has a different address than the account registration, please indicate what it is on the application.

•	Be sure to sign the application.

•

If you open an account directly with Guggenheim Investments you will receive a confirmation statement by mail confirming your initial purchase. Review this confirmation carefully to ensure that all of the information is correct. Notify us promptly of any errors.

•	Any application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

TRANSACTION INFORMATION

This section provides important information about the procedures that you must follow when you buy, sell or exchange shares of the Funds. You may submit transaction orders to buy, sell or exchange Fund shares on any Business Day. On any day that the NYSE closes early—or as otherwise permitted by the SEC—the Funds reserve the right to advance the time that NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received. On any day that the Funds calculate NAV earlier than normal, Guggenheim Investments reserves the right to advance the time on that day by which shareholder transaction orders must be received by the transfer agent. The NYSE holiday schedule is included in the SAI and Guggenheim Investments will post advance notice of early NYSE and Bond Market closings at www.guggenheiminvestments.com.

PROSPECTUS	65

TRANSACTION CUT-OFF TIMES

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received with all of the necessary information, sometimes referred to as “good order,” by the Funds’ transfer agent, Guggenheim Distributors, LLC (the “Distributor”), or authorized dealer. The following transaction cut-off times have been established in order to allow the transfer agent appropriate time to report the current day’s trading activity to the Advisor. Any purchase transaction that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the application and receives correct payment by check, wire transfer or ACH.

Some intermediaries may not offer intra-day trading or pricing regardless of when you place your order with your intermediary. All orders received in good order by a financial intermediary that does not offer intra-day pricing will be priced at the Funds’ afternoon NAV. For more information about your financial intermediary’s rules and procedures, you should contact your intermediary directly.

Method	Morning Cut-Off Time	Afternoon Cut-Off Time
By Mail	Not Available	Market Close
By Phone	10:30 A.M., Eastern Time	3:45 P.M., Eastern Time
By Internet	10:30 A.M., Eastern Time	3:55 P.M., Eastern Time
By Financial Intermediary	10:30 A.M., Eastern Time*	Market Close*
*	Each financial intermediary may have its own rules about share transactions, and may have earlier cut-off times for processing your transaction order.

TRANSACTIONS THROUGH YOUR FINANCIAL INTERMEDIARY

If you opened your account through a financial intermediary, you will ordinarily submit your transaction orders through that financial intermediary, which may have its own rules about share transactions, and may have earlier cut-off times for processing your transaction order. Your financial intermediary is responsible for ensuring that your transaction order is in good order, and promptly transmitting your order to the Funds. Transaction orders received in good order by your financial intermediary will be processed at the Funds’ next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each financial intermediary also may have its own rules about minimum initial investment amounts, minimum account balances, share transactions and limits on the number of share transactions you are permitted to make in a given time period. Not all financial intermediaries are authorized to sell shares of the Funds. For more information about your financial intermediary’s rules and procedures, you should contact your financial intermediary directly.

Sales Charges

A-CLASS SHARES

A-Class Shares are sold at NAV, plus the applicable front-end sales charge. The sales charge is used to pay your financial intermediary a sales commission up to a total of 4.75% of the purchase price of your investment in connection with your initial purchase. The NAV plus the sales charge is the “offering price.” However, in some cases, described below, your purchase may not be subject to an initial sales charge, and the offering price will be the NAV. In other cases, you may be eligible for a reduced sales charge. The sales charge varies depending on the amount of your purchase. The current sales charge rates are as follows:

Amount of Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested
Less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.75%	2.83%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 or greater	*	*
*	For investments of $1 million or more, A-Class Shares are sold at NAV, without any up-front sales charge. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1% contingent deferred sales charge (“CDSC”) based on your initial purchase price or current market value, whichever is lower. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. For more information about whether your financial intermediary has entered into such an arrangement, contact your financial intermediary directly.

66	PROSPECTUS

In addition to the information in this Prospectus, you may obtain more information about share classes, sales charges and sales charges reductions and waivers from the SAI or your financial adviser. You may also find information regarding share classes, sales charges and sales charges reductions and waivers on the Funds’ website, guggenheiminvestments.com. To access this information, log on to the Funds’ website at www.guggenheiminvestments.com and click on the “Products—Mutual Funds” tab. Once on the “Products—Mutual Funds” page, choose the “Share Class Information” tab on the left side of the page.

HOW TO REDUCE YOUR SALES CHARGE

You may be eligible to purchase A-Class Shares for reduced sales charges. To qualify for these reductions, you or your financial intermediary must provide sufficient information, in writing and at the time of purchase, to verify that your purchase qualifies for such treatment. For additional information, including information on aggregating purchases among related accounts to receive reduced sales charges, see the SAI. Consistent with the policies described in this Prospectus, you and your family may combine your Fund holdings to reduce your sales charge.

•

Rights of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of A-Class Shares, you may combine your new purchases of A-Class Shares with the shares of any other A-Class Shares or C-Class Shares of any Rydex Series Fund and Rydex Dynamic Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund and Security Mid Cap Growth Fund (offered in a separate prospectus) that you already own. Current share value may be more or less than at the time of purchase due to price fluctuations and account activity. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other A-Class Shares and C-Class Shares that you own. Additionally, you may combine simultaneous purchases of A-Class Shares of one Rydex Series Fund, Rydex Dynamic Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund or Security Mid Cap Growth Fund with A-Class Shares of any other Rydex Series Fund, Rydex Dynamic Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund or Security Mid Cap Growth Fund to reduce the sales charge rate that applies to the purchase of A-Class Shares of any Rydex Series Fund, Rydex Dynamic Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund or Security Mid Cap Growth Fund. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

•

Letters of Intent. Under a Letter of Intent (“LOI”), you commit to purchase a specified dollar amount of A-Class Shares of Rydex Series Funds, Rydex Dynamic Funds, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund or Security Mid Cap Growth Fund during a 13-month period. At your written request, A-Class Share purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Fund to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Funds’ transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

A LOI may be revised during the 13-month period. Additional A-Class Shares received from reinvestment of income dividends and capital gains distributions are included in the total amount used to determine reduced sales charges. A LOI may be obtained from the Funds.

•

Reinstatement Privilege. If you have redeemed A-Class Shares of any Rydex Series Fund, Rydex Dynamic Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund or Security Mid Cap Growth Fund within the past 30 days, you may repurchase an equivalent amount of A-Class Shares of any Rydex Series Fund, Rydex Dynamic Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund or Security Mid Cap Growth Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may exercise this privilege only once and must notify the Funds that you intend to do so in writing. The Funds must receive your purchase order within 30 days of your redemption.

SALES CHARGE WAIVERS

A-Class Shares of the Funds may be purchased at NAV by the following:

•	Directors and officers of the Funds or any other mutual funds managed by the Advisor or one or more of its affiliates;

•

Directors, officers and employees of Guggenheim Partners, LLC and its affiliates, and spouses, grandparents, parents, children, grandchildren, siblings, nieces and nephews of such directors, officers and employees (and their spouses);

PROSPECTUS	67

•	Any trust, pension, profit sharing or other benefit plan established by any of the foregoing corporations for persons described above;

•	Retirement plans where third party administrators of such plans have entered into certain arrangements with the Distributor or its affiliates provided that no commission is paid to dealers;

•

Officers, directors, partners or registered representatives (and their spouses and minor children) of broker-dealers who have a selling agreement with the Distributor. Such sales are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be transferred or resold except through redemption or repurchase by or on behalf of the funds;

•	A registered investment adviser, trustee or financial intermediary who has authority to make investment decisions on behalf of investors;

•

A registered broker-dealer or registered investment advisor not affiliated with a broker-dealer who either charges periodic fees to its customers for financial planning, investment advisory or asset management services including investment accounts for which a “wrap fee” is imposed;

•	Customers of financial intermediaries that have a contractual arrangement with the Distributor or Advisor where such contract provides for the waiver of the front-end sales charge; and

•

When the purchase is made by retirement plans that: (1) buy shares of the Funds worth $50,000 or more; (2) have 100 or more eligible employees at the time of purchase; (3) certify it expects to have annual plan purchases of shares of the Funds of $200,000 or more; (4) are provided administrative services by certain third-party administrators that have entered into a special service arrangement with the Funds relating to such plans; (5) have at the time of purchase, aggregate assets of at least $1,000,000 (purchases made pursuant to this provision may be subject to a deferred sales charge of up to 1% in the event of a redemption within one year of purchase).

The Funds do not waive sales charges for the reinvestment of proceeds from the sale of shares of a non-Guggenheim Investments fund where those shares were subject to a front-end sales charge (sometimes called an NAV Transfer).

SALES CHARGE EXCEPTIONS

You will not pay initial sales charges on the following:

•	A-Class Shares purchased by reinvesting dividends and distributions.

•

When exchanging A-Class Shares of one Fund for A-Class Shares of another Rydex Series Fund, Rydex Dynamic Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund or Security Mid Cap Growth Fund, unless you are exchanging shares of the Rydex Series Funds U.S. Government Money Market Fund that have not previously been subject to a sales charge.

C-CLASS SHARES

C-Class Shares are sold at NAV, without any up-front sales charge, so that the full amount of your purchase is invested in the Fund. However, if you sell your shares within 12 months of purchase, you will normally have to pay a 1% CDSC based on your initial purchase price or current market value, whichever is lower. Shares that are not subject to the CDSC are redeemed first. Then, shares held the longest will be the first to be redeemed. The CDSC is used to reimburse the Distributor for paying your financial intermediary a sales commission up to a total of 1.00% of the purchase price of your investment in connection with your initial purchase. If your intermediary has entered into arrangements with the Distributor to forego receipt of that initial 1.00% sales commission, the Fund will waive any otherwise applicable CDSC when you redeem your C-Class Shares. For more information about whether your broker-dealer has entered into such an arrangement, contact your intermediary directly.

WAIVER OF CDSC

The CDSC (when applicable) will be waived for the redemption of A-Class Shares and C-Class Shares under the following circumstances:

•	An initial 1.00% sales commission was not paid to the intermediary at the time of purchase;

•	Following the death or disability of the shareholder;

•	For the redemption of the first 10% of shares sold with 12 months of purchase;

•

In connection with the required minimum distributions from a retirement plan qualified under Section 401(a), 401(k), 403(b) or 408 of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”);

68	PROSPECTUS

•	In connection with distributions from retirement plans qualified under Section 401(a), 401(k), 403(b) of the Internal Revenue Code for:

•	returns of excess contributions to the plan;

•	retirement of a participant in the plan;

•	a loan from the plan (loan repayments are treated as new sales for purposes of the deferred sales charge);

•	financial hardship (as defined in regulations under the Internal Revenue Code) of a participant in a plan;

•	termination of employment of a participant in a plan;

•	any other permissible withdrawal under the terms of the plan.

The policy of waiving the CDSC for certain redemptions may be modified or discontinued, with respect to new shareholders, at any time.

Buying Fund Shares

Each Fund offers its shares continuously and investors may submit purchase orders to buy shares on any Business Day. However, Guggenheim Investments reserves the right to reject or refuse, in whole or in part, any purchase order for Fund shares within three business days of Guggenheim Investments receiving the purchase order. Purchase orders are subject to the Funds’ transaction cut-off times and will be processed at the NAV next determined after your purchase order is received in good order. For information regarding the minimum initial investment amounts applicable to purchases of A-Class Shares and C-Class Shares of the Funds, as applicable, please see the Funds’ summary sections earlier in this Prospectus.

Purchases of C-Class Shares of a Fund requested in an amount of $1,000,000 or more will be automatically made in A-Class Shares of that Fund.

Each Fund is generally required to report cost basis, gain or loss, and holding period information to you and the Internal Revenue Service when “covered shares” are redeemed. Shares acquired on or after January 1, 2012 are generally considered covered shares. The Fund will use a default average cost method for reporting your cost basis for covered shares, unless you instruct us to use another method. Under the average cost method, the basis per share is reported as an average of the bases of your Fund shares in the account. For these purposes, covered shares and non-covered shares are treated as held in separate accounts. If you wish to choose another default cost basis method for your account, you may select from among FIFO (“first-in-first-out”), LIFO (“last-in-first-out”) and HIFO (“highest-cost-in-first-out”). For redemptions of shares acquired before January 1, 2012 (“non-covered shares”), the Fund is not required to report cost basis information to you or the Internal Revenue Service.

Accounts opened through a financial intermediary may be subject to different cost basis method policies. For more information about your financial intermediary’s rules and procedures, you should contact your financial intermediary directly.

Fund shareholders should consult with their tax advisers prior to making redemptions to determine the best Internal Revenue Service accepted cost basis method for their tax situation and to obtain more information about the cost basis reporting rules. For more information, please see “Cost Basis.”

For additional discussion of the average cost method, see “Redemption Procedures.”

PURCHASE PROCEDURES

The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail, fax or internet and send purchase proceeds by check, wire transfer or ACH to the Funds for accounts opened directly. The Funds do not accept cash or cash equivalents (such as travelers’ checks and money orders), starter checks, or checks drawn on a line of credit (including credit card convenience checks). The Funds typically do not accept third-party checks. Fund management reserves the right to refuse other payment instruments if, in the sole discretion of Fund management, it is deemed to be in the best interest of the Funds. Any payment instrument not accepted generally will be returned to you within twenty-four (24) hours of Fund management’s determination to not accept such instrument, but in no event later than three business days after such determination.

Retirement contributions will be considered as current year contributions unless otherwise instructed in writing at the time of the contribution.

PROSPECTUS	69

You may buy shares and send your purchase proceeds by any of the following methods:

	Initial Purchase	Subsequent Purchases

Complete the account application that corresponds to the type of account you are opening.

• Make sure to designate the Fund(s) you want to purchase.

• Make sure your investment meets the account minimum.

Complete the Guggenheim Investments investment slip included with your quarterly statement or send written purchase instructions that include:

• your name

• your shareholder account number

• the Fund(s) you want to purchase.

Make your check payable to Guggenheim Investments.
Your check must be drawn on a U.S. bank and payable in U.S. dollars.
BY CHECK (MAIL) IRA and other retirement accounts require additional paperwork. Call Guggenheim Investments Client Services to request an IRA kit or New Account application.

Include the name of the Fund(s) you want to purchase on your check.

If you do not specify the Fund(s) you want to purchase, your investment generally will be credited to shares of the Rydex Series Funds U.S. Government Money Market Fund, which are offered in a separate prospectus.

	Mail your application and check to:	Mail your written purchase instructions and check to:
Mailing Addresses:
	Standard Delivery	Overnight Delivery
	Guggenheim Investments Attn: Ops. Dept. P.O. Box 758567 Topeka, KS 66675-8567	Guggenheim Investments Attn: Ops. Dept. 200 SW 6th Avenue Topeka, KS 66603-3704

70	PROSPECTUS

	Initial Purchase	Subsequent Purchases
BY WIRE Guggenheim Investments Client Services Phone number: 800.820.0888 or 301.296.5100

Complete and submit the account application that corresponds to the type of account you are opening.

Contact Guggenheim Investments Client Services at 800.820.0888 to obtain your new account number.

Use the Wire Instructions below to send your wire.

• Make sure to designate the Fund(s) you want to purchase.

• Make sure your investment meets the account minimum.

Be sure to designate your wire instructions to the Fund(s) you want to purchase.

To obtain “same-day credit” (to get that Business Day’s NAV) for your purchase order, you should call Guggenheim Investments Client Services and provide the following information prior to the transaction cut-off time for the Fund(s) you are purchasing:

• Account Number

• Fund Name

• Amount of Wire

• Fed Wire Reference Number (upon request)

You will receive a confirmation number to verify that your purchase order has been accepted.

If you do not notify Guggenheim Investments Client Services of the incoming wire, your purchase order may not be processed until the Business Day following the receipt of the wire.

Wire Instructions:

U.S. Bank

Cincinnati, OH

Routing Number: 0420-00013

For Account of: Guggenheim Investments

Account Number: 48038-9030

[Your Name]

[Your shareholder account number]

[Your fund designation]

If you do not specify the Fund(s) you want to purchase, your investment generally will be credited to shares of the Rydex Series Funds U.S. Government Money Market Fund, which are offered in a separate prospectus.

	Initial Purchase	Subsequent Purchases
BY ACH (FAX/MAIL) Guggenheim Investments Client Services Fax number: 301.296.5103

Submit a new account application. Be sure to complete the “Electronic Investing via ACH” section. If you are establishing an Individual, Joint, or UGMA/UTMA account, you may fax the application to Guggenheim Investments. All other applications should be mailed.

• Make sure to designate the Fund(s) you want to purchase.

• Make sure your investment meets the account minimum.

Subsequent purchases made via ACH must be a minimum of $20. A maximum of $50,000 is allowed to be purchased via ACH per day. To make a subsequent purchase send written purchase instructions that include:

• your name

• your shareholder account number

• the Fund(s) you want to purchase

• ACH bank information (if not on record).

Mailing Addresses:
	Standard Delivery	Overnight Delivery
	Guggenheim Investments Attn: Ops. Dept. P.O. Box 758567 Topeka, KS 66675-8567	Guggenheim Investments Attn: Ops. Dept. 200 SW 6th Avenue Topeka, KS 66603-3704

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	Initial Purchase	Subsequent Purchases
BY ACH (PHONE) Guggenheim Investments Client Services Phone number: 800.820.0888 or 301.296.5100

Purchase payments may be sent via ACH only if you have existing ACH instructions on file.

If you have existing ACH instruction on file, you may submit your purchase request by contacting Guggenheim Investments Client Services at 800.820.0888.

BY ACH (INTERNET)

Purchase payments may be sent via ACH only if you have existing ACH instructions on file.

If you have existing ACH instructions on file, log-in to your account at www.TradeRydex.com and click on “Electronic Investing.”

If you currently do not have ACH instructions on file, download the Bank Information and Alternate Payee form from the www.guggenheiminvestments.com website, and follow the instructions for adding bank instructions.

CANCELLED PURCHASE ORDERS

Guggenheim Investments will ordinarily cancel your purchase order under the following circumstances:

•	if your bank does not honor your check for any reason

•	if the transfer agent (Rydex Fund Services, LLC) does not receive your wire transfer

•	if the transfer agent (Rydex Fund Services, LLC) does not receive your ACH transfer

•	if your bank does not honor your ACH transfer

If your purchase order is cancelled for any of these reasons, you will not be entitled to benefit from any increase in NAV that the Fund(s) may have experienced from the time of your order to the time of its cancellation. In addition, if the Fund(s) NAV decreases in value from the time of your order to the time of its cancellation, the Fund(s) will hold you liable for any losses that it incurs as a result of your cancelled order.

Selling Fund Shares

Each Fund redeems its shares continuously and investors may sell their shares back to the Fund on any Business Day. You may redeem all or any portion of your Fund shares at the Fund’s next determined NAV calculated after your redemption order is received in good order by the transfer agent or your financial intermediary.

The Funds may suspend your right to redeem your shares during times when trading on the NYSE is suspended or restricted, or otherwise as permitted by the SEC. The Funds reserve the right to pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price. If a Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted to cash.

REDEMPTION PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account. If you opened your account directly with the Funds, you may send redemption orders to Guggenheim Investments by:

	Standard Delivery	Overnight Delivery
MAIL	Guggenheim Investments Attn: Ops. Dept. P.O. Box 758567 Topeka, KS 66675-8567	Guggenheim Investments Attn: Ops. Dept. 200 SW 6th Avenue Topeka, KS 66603-3704
FAX

301.296.5103

If you send your redemption order by fax, you must call Guggenheim Investments Client Services at 800.820.0888 or 301.296.5100 to verify that your fax was received and when it will be processed.

TELEPHONE	800.820.0888 or 301.296.5100 (not available for retirement accounts)

72	PROSPECTUS

	Standard Delivery	Overnight Delivery
BY ACH

Redemption proceeds may be sent via ACH only if you have existing ACH instructions on file.

If you have existing ACH instructions on file, you may submit your redemption request via mail or telephone using the mailing addresses and telephone numbers provided above.

If you currently do not have ACH instructions on file, download the Bank Information and Alternate Payee form from the www.guggenheiminvestments.com website, and follow the instructions for adding bank instructions.

A maximum of $50,000 is allowed to be redeemed via ACH per day.

Whether you transmit your redemption order by mail, fax or telephone, you must include the following information in your redemption order:

•	your name

•	your shareholder account number

•	Fund name(s)

•	dollar amount or number of shares you would like to sell

•	whether you want your sale proceeds sent to you by check, wire or ACH (a new alternate payee or new wire instructions may require a Medallion signature guarantee)

•	signature of account owner(s) (not required for telephone redemptions)

You may only place a redemption order if you are the registered owner of the account or the registered owner has given Guggenheim Investments written authorization to allow you to make redemptions from the account. You will receive a confirmation number for your redemption. Please retain it for your records.

If shareholders choose not to use the default cost basis method of average cost for an account, such shareholders must choose a cost basis method from among FIFO, LIFO or HIFO with respect to the account. For situations where shareholders are unable to or do not provide instructions (i.e., systematic withdrawals and other non-shareholders generated activity) the account level default will be used.

Unless requested otherwise at the time of the transaction, the Fund will redeem or exchange shares in the following order: undated non-covered shares, non-covered shares, followed by covered shares using the method in effect for the account.

Fund shareholders should consult their tax advisers prior to making redemptions to determine the best Internal Revenue Service accepted cost basis method for their tax situation and to obtain more information about the cost basis reporting rules. For more information see “Cost Basis.”

DISTRIBUTIONS FROM QUALIFIED RETIREMENT ACCOUNTS

Distributions from your tax-qualified plan or individual retirement account (IRA) may have adverse tax consequences to you. You should consult your tax adviser before redeeming shares and making distributions from your tax-qualified plan or IRA account. All requests for distributions of redemption proceeds from tax-qualified plan and IRA accounts must be in writing. All distributions from tax-qualified plans and IRAs are subject to tax withholding rules. Distributions from 403(b) accounts may require employer or plan administrator approval.

RECEIVING YOUR REDEMPTION PROCEEDS

Your redemption proceeds normally will be sent within seven days of the transfer agent receiving your request. For redemption orders that settle on federal bank holidays, your redemption proceeds will be sent on the next Business Day following the holiday. For investments made by check or ACH (not wire purchases), purchases will be on hold for 10 business days before a payment of redemption proceeds may be made.

All redemptions will be mailed to your address of record, sent electronically via ACH, or wired to your bank account of record. You may request overnight mail service for an additional fee. If redemption proceeds are transmitted by ACH or wire and the payee instructions are not valid, the proceeds may be re-invested into shares of the Rydex Series Funds U.S. Government Money Market Fund as of the date of the redemption (shares of the Rydex Series Funds U.S. Government Money Market Fund are offered in a separate prospectus). If you are setting up new alternate payee instructions (check) or new bank instructions (ACH or wire) the request must be in writing, include a Medallion signature guarantee, and may not be faxed. You may not send redemption proceeds to an address of record that was changed within the last 10 business days unless your request is Medallion signature guaranteed. For certain exceptions (e.g., accounts managed by financial professionals and requests to transfer between accounts), you may not be required to provide a Medallion signature guarantee. Please contact Guggenheim Investments Client Services at 800.820.0888 if you have any questions about your redemption request.

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MEDALLION SIGNATURE GUARANTEES

Medallion signature guarantees help protect you and your account against fraud. You can obtain a Medallion signature guarantee at most banks and financial intermediaries. A notary public cannot provide a Medallion signature guarantee. You may not use fax to transmit a Medallion signature guarantee to the Funds.

UNCASHED CHECK POLICY

Any dividend, capital gain or partial redemption check that has remained outstanding for a period of 90 days from the issuance date will be canceled and re-issued. If a re-issued check is not cashed within 90 days, the check will be canceled and the proceeds will be deposited into the shareholder’s account as of the cancellation date.

For dividend and capital gain checks, the proceeds will be reinvested into the appropriate share class of the Fund from which such distribution was paid, or if the Fund position has subsequently been redeemed in full, the distribution will be reinvested into shares of the Rydex Series Funds U.S. Government Money Market Fund (shares of the Rydex Series Funds U.S. Government Money Market Fund are offered in a separate prospectus). The account also will have the distribution payout option adjusted so that all future distributions are reinvested into the appropriate share class of the Fund from which the distribution would have been paid.

For partial redemption checks, the proceeds will be deposited into shares of the Rydex Series Funds U.S. Government Money Market Fund (as noted above, shares of the U.S. Government Money Market Fund are offered in a separate prospectus).

Any full redemption check (one that brings your account balance to $0.00) that has remained outstanding for a period of 90 days from the issuance date will be cancelled and re-issued one time.

Any redemption check from a retirement account (IRA, Roth, SEP, for example) that has remained outstanding for a period of 90 days from the issuance date will be cancelled and re-issued one time.

For checks returned in the mail, the Funds will attempt to contact the client. If no contact is made, the check will be processed according to the procedures mentioned above.

LOW BALANCE ACCOUNTS

To offset the administrative expense of servicing small accounts, the Funds may impose, without additional notice, an administrative fee of $15 per year during periods where your account balance falls below the account minimum requirements for any reason. The Funds may redeem your shares if the value of your account falls below the required minimum account balance. However, the Funds will provide you with at least 30 days’ written notice to allow you sufficient time to add to your account and avoid the redemption of your shares.

Exchanging Fund Shares

An exchange is when you sell shares of one fund and use the proceeds from that sale to purchase shares of another fund. Investors may make exchanges on any Business Day of A-Class Shares or C-Class Shares of any Fund for A-Class Shares or C-Class Shares of any other fund within the Guggenheim Investments family of funds on the basis of the respective NAVs of the shares involved. Investors also may make exchanges on any Business Day of A-Class Shares or C-Class Shares of any Fund for shares of the Rydex Series Funds U.S. Government Money Market Fund (shares of the U.S. Government Money Market Fund are offered in a separate prospectus).

The Guggenheim Investments family of funds currently includes all closed- and open-end funds (including all of their portfolios) advised by the Advisor, including each series of Rydex Series Funds and Rydex Dynamic Funds (collectively, the “Rydex Funds”), and any funds that have an investment adviser or servicing agent that is an affiliated person of the Advisor. For more information about the Funds’ exchange privileges with other funds in the Guggenheim Investments family of funds, please contact Guggenheim Investments Client Services at 800.020.0888 or 301.296.5100 or visit the Guggenheim Investments website at www.guggenheiminvestments.com.

If you exchange your A-Class Shares or C-Class Shares of a Rydex Fund for shares of the U.S. Government Money Market Fund, and your A-Class Shares or C-Class Shares are subject to a deferred sales charge at the time of the exchange, no deferred sales charge will be incurred on the exchange itself. However, any such deferred sales charge will be assessed at the time you redeem your shares of the U.S. Government Money Market Fund. For shareholders that exchange A-Class Shares or C-Class Shares of a Rydex Fund for shares of the U.S. Government Money Market Fund and subsequently exchange shares of the U.S. Government Money Market Fund for A-Class Shares or C-Class Shares of a Rydex Fund, the period of time during which the shareholder held shares of the

74	PROSPECTUS

U.S. Government Money Market Fund will not be counted toward the 12-month holding period applicable to A-Class Shares and C-Class Shares of the Rydex Fund. However, upon a subsequent exchange of shares of the U.S. Government Money Market Fund for A-Class Share or C-Class Shares of another Rydex Fund, you will be given credit for the period during which you held A-Class Shares or C-Class Shares prior to the exchange of such shares for shares of the U.S. Government Money Market Fund.

Exchanges of Fund shares for shares of another Guggenheim Investments fund will be subject to the purchaser eligibility requirements of the applicable share class of that Guggenheim Investments fund, which may include initial investment amount and account balance requirements, as disclosed in that Guggenheim Investment fund’s prospectus.

While the Funds offered in this Prospectus allow unlimited exchange privileges with no minimum holding periods or transaction fees, certain Guggenheim Investments funds do not allow unlimited trading. If you are contemplating an exchange of shares of a Fund for shares of another Guggenheim Investments fund, you should obtain and review that Guggenheim Investments fund’s current prospectus before making the exchange. You can obtain a prospectus for any Guggenheim Investments fund by calling 800.820.0888 or 301.296.5100 or visiting the Guggenheim Investments website at www.guggenheiminvestments.com.

Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. Exchanges involving other funds not included in this Prospectus may be subject to different transaction cut-off times. All exchange requests must be received by the Funds’ transfer agent or your financial intermediary prior to the cut-off time of the fund you are exchanging out of or the fund you are exchanging into, whichever is earlier, to be processed at that Business Day’s NAV.

The exchange privilege may be modified or discontinued at any time.

EXCHANGE PROCEDURES

You will ordinarily submit your transaction order through your financial intermediary or other securities dealers through which you opened your shareholder account. If you opened your account directly with the Funds you may send exchange requests to Guggenheim Investments by:

	Standard Delivery	Overnight Delivery
MAIL	Guggenheim Investments Attn: Ops. Dept. P.O. Box 758567 Topeka, KS 66675-8567	Guggenheim Investments Attn: Ops. Dept. 200 SW 6th Avenue Topeka, KS 66603-3704
FAX	301.296.5103 If you send your exchange request by fax, you must call Guggenheim Investments Client Services at 800.820.0888 to verify that your fax was received and when it will be processed.
TELEPHONE	800.820.0888 or 301.296.5100
INTERNET	Follow the directions on the Guggenheim Investments website—Visit www.TradeRydex.com.

Whether you transmit your exchange request by mail, fax, telephone or internet, you must include the following information in your exchange request:

•	your name

•	your shareholder account number

•	Fund name(s) you are exchanging out of (selling) and Fund name(s) you are exchanging into (buying)

•	dollar amount, number of shares or percentage of Fund position involved in the exchange

•	signature of account owner(s) (not required for telephone or internet exchanges)

You may only place exchange orders if you are the registered owner of the account or the registered owner has given Guggenheim Investments written authorization to allow you to trade the account. You will receive a confirmation number for your exchange. Please retain it for your records.

DOLLAR-COST AVERAGING

Shareholders may elect to engage in dollar-cost averaging, which allows shareholders to make periodic exchanges of shares from one fund to one or more other funds at regular intervals. With dollar-cost averaging, the cost of the securities is averaged over time and possibly over various market cycles. Dollar-cost averaging does not guarantee profits, nor does it assure that a shareholder will not have losses.

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Shareholders should contact Guggenheim Investments Client Services to enroll in dollar-cost averaging. Shareholders will need to choose whether amounts are to be exchanged on the basis of a specific dollar amount or a specific number of shares. Guggenheim Investments will exchange shares as requested on the date of your choosing. If the date selected falls on a weekend or holiday, your request will be processed on the previous business day.

The Advisor will make exchanges until the shareholder’s value in the Fund from which exchanges are being made is depleted or until the shareholder instructs Guggenheim Investments to terminate dollar-cost averaging. Dollar-cost averaging may be terminated at any time by a shareholder by written request or by phone.

Account Policies

SHAREHOLDER IDENTIFICATION AND VERIFICATION

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open accounts for corporations or other entities. The Funds may use this information to attempt to verify your identity. The Funds may not be able to establish an account if the necessary information is not received. The Funds also may place limits on account transactions while they are in the process of attempting to verify your identity. Additionally, if the Funds are unable to verify your identity after your account is established, the Funds may be required to redeem your shares and close your account. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after your account is closed, and you will bear any risk of loss.

Guggenheim Investments provides accounts for U.S. citizens and resident aliens. We will not open a new account for any non-resident aliens (natural person or entity). If you are unsure of your status please consult your tax adviser. Non-resident aliens may hold shares of the Funds through a financial intermediary, subject to that financial intermediary’s requirements.

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under applicable law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

CHANGES TO YOUR ACCOUNT

For information on what is required to make changes and/or additions to your account, and to obtain the appropriate forms, please visit the Guggenheim Investments website at www.guggenheiminvestments.com or call 800.820.0888 or 301.296.5100. If you own shares that are registered in your financial intermediary’s name, and you want to transfer the registration to another financial intermediary or want the shares registered in your name, then you should contact your financial intermediary for instructions on how to make this change.

TRANSACTIONS OVER TELEPHONE OR INTERNET

Internet and telephone transactions are extremely convenient, but are not risk free. To ensure that your internet and telephone transactions are safe, secure, and as risk-free as possible, the Funds have instituted certain safeguards and procedures for determining the identity of website users (including the use of secure passwords and 128-bit encryption technology) and telephone callers and authenticity of instructions. As a result, neither the Funds nor their transfer agent will be responsible for any loss, liability, cost, or expense for following internet, telephone or wire instructions they reasonably believe to be genuine. If you or your intermediaries make exchange requests by telephone or internet, you will generally bear the risk of any loss. Neither the Funds nor their transfer agent are responsible for internet transactions that are not received.

During periods of unusually high market activity or other times, it may be difficult to reach Guggenheim Investments by telephone or access our internet site. Guggenheim Investments and its affiliates will not be liable for any losses resulting from a cause over which Guggenheim Investments or its affiliates do not have direct control, including but not limited to the failure of electronic or mechanical equipment or communication lines, telephone or other interconnect problems (e.g., if you are unable to access your

76	PROSPECTUS

online service provider), input errors on the internet, severe weather, facilities emergencies, earthquakes, floods and strikes or other labor problems. If you are not able to reach Guggenheim Investments by telephone, fax, or internet, consider sending written instructions.

STATEMENTS & CONFIRMATIONS

You will receive statements and trade confirmations of your investment transactions. You may choose to receive your confirmations and/or statements either by mail or electronically (see “eDelivery Services” below).

eDELIVERY SERVICES

eDelivery offers shareholders the convenience of receiving most communications (such as trade confirmations, statements, prospectuses and shareholder reports, etc.) from the Funds through the web via email notification. For more information on eDelivery, please visit the Guggenheim Investments website at www.guggenheiminvestments.com. The Funds reserve the right to discontinue your eDelivery service if two (2) or more e-mail notices are returned as undeliverable.

GUGGENHEIM INVESTMENTS EXPRESS LINE—1.800.717.7776

You may access information about the Funds and your Guggenheim Investments account anytime with the Guggenheim Investments Express Line. This automated line gives you telephone access to fund information including NAVs, daily factors, fund assets (fund assets information is available for most funds) and distributions as well as balance and history information on your Guggenheim Investments account.

SERVICE AND OTHER FEES

Guggenheim Investments may charge the following administrative fees on accounts held directly through the Funds’ transfer agent for services associated with the following:

•	$15 for wire transfers of redemption proceeds under $5,000

•	$50 on checks returned for insufficient funds

•	$25 to stop payment of a redemption check within 10 Business Days of the settlement date

•	$15 for standard overnight packages (fee may be higher for special delivery options)

•	$25 for bounced draft checks or ACH transactions

•	$15 per year for low balance accounts

•

Client requests for historical account transcripts or the retrieval of a significant amount of documentation may be honored to the extent that those records are readily available. The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Guggenheim Investments reserves the right to change any of these fees or add additional service fees at any time.

RETIREMENT ACCOUNT FEES

An annual maintenance fee of $15 will be charged on the following retirement plans: IRA, SEP, Roth IRA, 403(b), SIMPLE, Coverdell-ESA and Guggenheim Investments prototype money purchase plan and profit sharing plan accounts. You may pay the annual fee at any time during the calendar year by sending Guggenheim Investments a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted automatically from your account.

An account closing fee of $15 will be charged upon liquidation of the following retirement accounts: IRA, SEP, Roth IRA, 403(b), SIMPLE and Coverdell-ESA. This fee will be deducted from the proceeds of your redemption. Guggenheim Investments will waive the annual maintenance fee if a liquidation fee is being charged. Guggenheim Investments also may waive the annual maintenance fee and any applicable account closing fee for certain 403(b) retirement plan accounts. For more information about the applicability of these fees, please contact Guggenheim Investments Client Services at 800.820.0888.

For additional information on fees for employee accounts please refer to the SAI.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Because the Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transaction fees, the Funds’ Board of Trustees has not

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adopted policies and procedures designed to prevent market timing or to monitor for frequent purchases and redemptions of Fund shares. A significant portion of the assets of the Funds come from investors who take part in certain strategic and tactical asset allocation programs. The Funds anticipate that investors who take part in these programs may frequently redeem or exchange shares of the Funds, which may cause the Funds to experience high portfolio turnover. Higher portfolio turnover may result in the Funds paying higher levels of transaction costs and generating greater tax liabilities for shareholders. In addition, large movements of assets into and out of the Funds may negatively impact the Funds’ ability to achieve their respective investment objectives.

RIGHTS RESERVED BY THE FUNDS

The Funds reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Fund management, it is deemed to be in the best interest of the Funds or in cases where the Funds are requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

Distribution and Shareholder Services

A-CLASS SHARES

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act with respect to A-Class Shares that allows each Fund to pay distribution fees to the Distributor and other firms that provide distribution-related services (“Service Providers”). Each Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

C-CLASS SHARES

The Funds have adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act, applicable to C-Class Shares that allows each Fund to pay annual distribution and service fees of 1.00% of the Fund’s average daily net assets. The annual 0.75% distribution fee reimburses the Distributor for paying your intermediary a sales commission. The annual 0.25% service fee compensates your intermediary for providing on-going services to you. The Distributor advances the first year’s distribution and service fees, and retains the distribution and service fees on accounts with no authorized intermediary of record. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

COMPENSATION TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

The Advisor, at its expense, may provide compensation to financial intermediaries for the sale of Fund shares. Such compensation, commonly referred to as “revenue sharing,” does not increase Fund expenses and is not reflected in the fees and expenses listed in the Funds expense table in this Prospectus. Compensation may be in the form of cash payments or non-cash compensation and may include ticket charges, additional compensation for sales, on-going fees for shareholder servicing and maintenance of investor accounts, one-time payments for ancillary services, such as setting up the Funds on a financial intermediary’s fund trading system, and finder’s fees that vary depending on the Fund or share class and the dollar amount of shares sold. Cash and non-cash compensation may be paid, at the discretion of the Advisor, to certain financial intermediaries who have sold shares of the Funds, promoted the distribution of the Funds, or rendered investor services to Fund shareholders. For example, such payments may be made to financial intermediaries that provide services to the Funds and/or Fund shareholders, including, without limitation, shareholder servicing, marketing support and/or access to meetings and/or events, sales representatives and management representatives of the financial intermediaries.

Payments also may be paid to financial intermediaries for providing the Funds with access to third-party platforms, including mutual fund “supermarket” platforms, and for inclusion of a Fund on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement or compensation in cases where the financial intermediary provides services to fund shareholders. The Advisor also may pay expenses associated with meetings that facilitate educating financial intermediaries and shareholders about the Funds that are conducted by financial intermediaries. To the extent permitted by applicable law, the Advisor and its affiliates may pay or allow other incentives and compensation to financial intermediaries. Such payments and compensation are in addition to any applicable sales charges, Rule 12b-1 distribution fees, and service fees paid by the Funds. The level of payments made to financial intermediaries will generally vary, but may be significant. The Advisor determines the extent of such payments in its sole discretion in response to requests from financial intermediaries, based on factors it deems relevant, such

78	PROSPECTUS

as the financial intermediary’s sales, assets, share class utilized, and the quality of the financial intermediary’s relationship with the Advisor. The Advisor periodically determines the advisability of continuing these payments. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Funds over another investment. Shareholders should inquire of an intermediary how the intermediary will be compensated for investments made in the Funds.

Dividends and Distributions

TIMING OF PAYMENTS

Income dividends, if any, are paid at least annually by the Funds. If you own Fund shares on a Fund’s record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. Each Fund makes distributions of capital gains, if any, at least annually. Each Fund, however, may declare a special capital gains distribution if the Board of Trustees believes that such a distribution would be in the best interest of the shareholders of the Fund.

DIVIDEND PAYMENT OPTIONS

Dividends and distributions will be paid in the form of additional Fund shares unless you have elected to receive payment in cash. If you did not elect to receive cash payments of dividends and distributions on your application, you must notify the Funds in writing to change your election prior to the date of the next distribution. Your election will become effective for dividends paid after the Funds receive your written notice. To cancel your election, simply send written notice to the Funds. Dividends and distributions with values of $25 or less may be automatically reinvested.

Additional Tax Information

The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a comprehensive explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.

TAX STATUS OF EACH FUND

Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded to regulated investment companies. As long as each Fund qualifies for treatment as a regulated investment company, the Fund pays no federal income tax on the earnings it timely distributes to shareholders.

TAX STATUS OF DISTRIBUTIONS

•	Each Fund will, at least annually, distribute substantially all of its net investment income and net capital gains.

•	The income dividends you receive from the Funds will be taxed as either ordinary income or qualified dividend income.

•

For non-corporate shareholders, dividends that are reported as qualified dividend income, if any, are generally taxable at reduced maximum rates to the extent that the applicable Fund receives qualified dividend income and subject to certain limitations. The Funds’ investment strategies may significantly limit their ability to distribute dividends eligible for treatment as qualified dividend income.

•

Distributions of a Fund’s short-term capital gains are taxable as ordinary income. Long-term capital gains will result from gains on the sale or exchange of capital assets held by the Funds for more than one year. Any distributions of net capital gain (the excess of a Fund’s net long-term capital gains over its net short-term capital losses) that you receive from a Fund are taxable as long-term capital gains regardless of how long you have owned your shares. Long-term capital gains are taxable to non-corporate shareholders at reduced maximum rates.

•	Dividends and distributions are generally taxable to you whether you receive them in cash or in additional shares.

•

Corporate shareholders may be entitled to a dividends-received deduction for any portion of dividends they receive that are attributable to dividends received by a Fund from U.S. corporations, subject to certain limitations. The Funds’ investment strategies may significantly limit their ability to distribute dividends eligible for the dividends-received deduction.

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•	Distributions paid in January but declared by the Funds in October, November or December of the previous year may be taxable to you in the previous year.

•

Shortly after the close of each calendar year, the Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and net capital gain distributions received from the Funds.

•

If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on Fund distributions until you begin receiving distributions from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

TAX STATUS OF SHARE TRANSACTIONS

Each sale, exchange, or redemption of Fund shares will generally be a taxable event to you. For tax purposes, an exchange of Fund shares for shares of a different fund is treated the same as a sale. You should consider the tax consequences of any redemption or exchange before making such a request, especially with respect to redemptions if you invest in the Funds through a tax-qualified retirement plan.

MEDICARE CONTRIBUTION TAX

U.S. individuals with income exceeding certain thresholds are subject to a 3.8% Medicare contribution tax on their “net investment income,” which includes interest, dividends, and certain capital gains (including capital gains realized on the sale or exchange of shares of a Fund). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

STATE TAX CONSIDERATIONS

The Funds are not liable for any income or franchise tax in Delaware as long as they qualify as regulated investment companies for federal income tax purposes. In addition to federal taxes, distributions by the Funds and ownership of Fund shares may be subject to state and local taxes. You should consult your tax adviser regarding how state and local tax laws affect your investment in Fund shares.

COST BASIS

The Funds (or their administrative agents) are required to report to the Internal Revenue Service and furnish to Fund shareholders cost basis and holding period information upon a redemption of “covered shares” (those generally purchased on or after January 1, 2012, and sold on or after that date). The Funds will permit Fund shareholders to elect from among several Internal Revenue Service accepted cost basis methods, including average cost, FIFO, LIFO and HIFO. In the absence of an election, the Funds will use a default cost basis method which is the average cost method. The cost basis method elected by a Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the close of business on the trade date of each such sale of Fund shares. In the case of trades placed during the morning trading cycle (where applicable), cost basis method changes may be accepted until 12:00 p.m., Eastern Time on trade date. Fund shareholders should consult with their tax advisers prior to making redemptions to determine the best Internal Revenue Service accepted cost basis method for their tax situation and to obtain more information about the cost basis reporting rules.

80	PROSPECTUS

Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance for the past 5 years (or, if shorter, the period of operations of that Fund’s A-Class Shares or C-Class Shares). Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information provided below has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the financial statements and related notes, appear in the Funds’ 2013 Annual Report. The 2013 Annual Report is available by telephoning the transfer agent at 800.820.0888 or 301.296.5100.

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Financial Highlights

S&P 500® 2x Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 28, 2013[a,b]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Per Share Data
Net asset value, beginning of period	$33.77	$26.15	$27.31	$22.03	$15.10	$47.66
Income (loss) from investment operations:
Net investment income (loss)[c]	(.06)	(.15)	(.18)	(.11)	(.03)	.17
Net gain (loss) on investments (realized and unrealized)	7.19	7.77	(.98)	5.39	6.98	(32.65)
Total from investment operations	7.13	7.62	(1.16)	5.28	6.95	(32.48)
Less distributions from:
Net investment income	—	—	—	—	(.02)	(.08)
Total distributions	—	—	—	—	(.02)	(.08)
Net asset value, end of period	$40.90	$33.77	$26.15	$27.31	$22.03	$15.10
Total Return[d]	21.11%	29.14%	(4.21%)	23.92%	46.00%	(68.14%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,537	$5,092	$5,982	$11,445	$14,077	$16,149
Ratios to average net assets:
Net investment income (loss)	(0.59%)	(0.49%)	(0.66%)	(0.47%)	(0.25%)	0.58%
Total expenses	1.77%	1.76%	1.89%	1.78%	1.81%	1.73%
Portfolio turnover rate	— [e]	548%	311%	145%	187%	92%

C-Class	Period Ended March 28, 2013[a,b]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Per Share Data
Net asset value, beginning of period	$30.71	$23.94	$25.16	$20.44	$14.13	$44.94
Income (loss) from investment operations:
Net investment loss[c]	(.11)	(.36)	(.35)	(.25)	(.14)	(.05)
Net gain (loss) on investments (realized and unrealized)	6.52	7.13	(.87)	4.97	6.47	(30.68)
Total from investment operations	6.41	6.77	(1.22)	4.72	6.33	(30.73)
Less distributions from:
Net investment income	—	—	—	—	(.02)	(.08)
Total distributions	—	—	—	—	(.02)	(.08)
Net asset value, end of period	$37.12	$30.71	$23.94	$25.16	$20.44	$14.13
Total Return[d]	20.87%	28.28%	(4.81%)	23.04%	44.77%	(68.37%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,667	$8,543	$10,876	$16,801	$21,325	$32,159
Ratios to average net assets:
Net investment loss	(1.34%)	(1.25%)	(1.39%)	(1.21%)	(0.99%)	(0.16%)
Total expenses	2.51%	2.51%	2.64%	2.53%	2.57%	2.48%
Portfolio turnover rate	— [e]	548%	311%	145%	187%	92%

[a]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December to March in 2013.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	less than 1%.

82	PROSPECTUS

Financial Highlights

Inverse S&P 500® 2x Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 28, 2013[a,b]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Per Share Data
Net asset value, beginning of period	$8.86	$12.74	$15.95	$23.77	$48.14	$29.16
Income (loss) from investment operations:
Net investment income (loss)[c]	(.03)	(.16)	(.27)	(.34)	(.61)	.10
Net gain (loss) on investments (realized and unrealized)	(1.68)	(3.72)	(2.94)	(7.48)	(23.74)	19.18
Total from investment operations	(1.71)	(3.88)	(3.21)	(7.82)	(24.35)	19.28
Less distributions from:
Net investment income	—	—	—	—	(.02)	(.30)
Total distributions	—	—	—	—	(.02)	(.30)
Net asset value, end of period	$7.15	$8.86	$12.74	$15.95	$23.77	$48.14
Total Return[d]	(19.30%)	(30.46%)	(20.13%)	(32.90%)	(50.58%)	66.10%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,921	$5,295	$6,138	$6,902	$7,069	$14,897
Ratios to average net assets:
Net investment income (loss)	(1.66%)	(1.62%)	(1.84%)	(1.60%)	(1.60%)	0.27%
Total expenses	1.75%	1.75%	1.93%	1.79%	1.80%	1.74%
Portfolio turnover rate	—	—	—	—	—	—

C-Class	Period Ended March 28, 2013[a,b]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Per Share Data
Net asset value, beginning of period	$8.09	$11.71	$14.75	$22.13	$45.16	$27.56
Income (loss) from investment operations:
Net investment loss[c]	(.04)	(.22)	(.34)	(.44)	(.79)	(.15)
Net gain (loss) on investments (realized and unrealized)	(1.53)	(3.40)	(2.70)	(6.94)	(22.22)	18.05
Total from investment operations	(1.57)	(3.62)	(3.04)	(7.38)	(23.01)	17.90
Less distributions from:
Net investment income	—	—	—	—	(.02)	(.30)
Total distributions	—	—	—	—	(.02)	(.30)
Net asset value, end of period	$6.52	$8.09	$11.71	$14.75	$22.13	$45.16
Total Return[d]	(19.41%)	(30.91%)	(20.61%)	(33.35%)	(50.95%)	64.93%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,854	$4,187	$6,860	$8,654	$14,720	$17,565
Ratios to average net assets:
Net investment loss	(2.39%)	(2.37%)	(2.58%)	(2.35%)	(2.39%)	(0.42%)
Total expenses	2.47%	2.50%	2.68%	2.54%	2.59%	2.49%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December to March in 2013.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

PROSPECTUS	83

Financial Highlights

NASDAQ-100® 2x Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 28, 2013[a,b]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009[c]	Year Ended December 31, 2008[c]
Per Share Data
Net asset value, beginning of period	$160.58	$119.78	$120.86	$88.62	$40.54	$148.85
Income (loss) from investment operations:
Net investment loss[d]	(.36)	(1.06)	(1.62)	(1.08)	(.73)	(.90)
Net gain (loss) on investments (realized and unrealized)	19.25	41.86	.54	33.32	48.81	(107.41)
Total from investment operations	18.89	40.80	(1.08)	32.24	48.08	(108.31)
Net asset value, end of period	$179.47	$160.58	$119.78	$120.86	$88.62	$40.54
Total Return[e]	11.76%	34.07%	(0.89%)	36.37%	118.60%	(72.76%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,409	$5,865	$4,458	$7,890	$10,134	$5,835
Ratios to average net assets:
Net investment loss	(0.84%)	(0.66%)	(1.27%)	(1.15%)	(1.25%)	(0.90%)
Total expenses	1.79%	1.78%	1.92%	1.82%	1.85%	1.76%
Portfolio turnover rate	71%	307%	164%	121%	78%	50%

C-Class	Period Ended March 28, 2013[a,b]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009[c]	Year Ended December 31, 2008[c]
Per Share Data
Net asset value, beginning of period	$141.97	$106.78	$108.57	$80.21	$37.03	$137.05
Income (loss) from investment operations:
Net investment loss[d]	(.59)	(2.08)	(2.30)	(1.60)	(1.07)	(1.45)
Net gain (loss) on investments (realized and unrealized)	17.00	37.27	.51	29.96	44.25	(98.57)
Total from investment operations	16.41	35.19	(1.79)	28.36	43.18	(100.02)
Net asset value, end of period	$158.38	$141.97	$106.78	$108.57	$80.21	$37.03
Total Return[e]	11.57%	32.96%	(1.64%)	35.33%	116.61%	(72.97%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,522	$11,640	$15,920	$20,058	$19,475	$13,791
Ratios to average net assets:
Net investment loss	(1.58%)	(1.49%)	(2.03%)	(1.88%)	(2.02%)	(1.67%)
Total expenses	2.54%	2.55%	2.68%	2.57%	2.60%	2.52%
Portfolio turnover rate	71%	307%	164%	121%	78%	50%

[a]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December to March in 2013.
[c]	Per share amounts for the year ended December 31, 2008 and the period January 1, 2009 through April 19, 2009 have been restated to reflect a 1:5 reverse share split effective April 20, 2009.
[d]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

84	PROSPECTUS

Financial Highlights

Inverse NASDAQ-100® 2x Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 28, 2013[a,b]	Year Ended December 31, 2012	Year Ended December 31, 2011[c]	Year Ended December 31, 2010[c]	Year Ended December 31, 2009[c]	Year Ended December 31, 2008[c]
Per Share Data
Net asset value, beginning of period	$8.92	$13.66	$17.80	$29.28	$87.68	$47.12
Income (loss) from investment operations:
Net investment income (loss)[d]	(.04)	(.16)	(.28)	(.44)	(.96)	.12
Net gain (loss) on investments (realized and unrealized)	(1.08)	(4.58)	(3.86)	(11.04)	(57.44)	40.88
Total from investment operations	(1.12)	(4.74)	(4.14)	(11.48)	(58.40)	41.00
Less distributions from:
Net investment income	—	—	—	—	—	(.44)
Total distributions	—	—	—	—	—	(.44)
Net asset value, end of period	$7.80	$8.92	$13.66	$17.80	$29.28	$87.68
Total Return[e]	(12.56%)	(34.70%)	(23.26%)	(39.21%)	(66.61%)	87.03%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$605	$881	$2,346	$1,045	$1,282	$3,847
Ratios to average net assets:
Net investment income (loss)	(1.72%)	(1.67%)	(1.84%)	(1.66%)	(1.67%)	0.21%
Total expenses	1.80%	1.78%	1.92%	1.82%	1.83%	1.76%
Portfolio turnover rate	—	—	—	—	—	—

C-Class	Period Ended March 28, 2013[a,b]	Year Ended December 31, 2012	Year Ended December 31, 2011[c]	Year Ended December 31, 2010[c]	Year Ended December 31, 2009[c]	Year Ended December 31, 2008[c]
Per Share Data
Net asset value, beginning of period	$8.13	$12.63	$16.52	$27.32	$82.48	$44.68
Income (loss) from investment operations:
Net investment loss[d]	(.05)	(.22)	(.38)	(.52)	(1.12)	(.24)
Net gain (loss) on investments (realized and unrealized)	(.98)	(4.28)	(3.51)	(10.28)	(54.04)	38.48
Total from investment operations	(1.03)	(4.50)	(3.89)	(10.80)	(55.16)	38.24
Less distributions from:
Net investment income	—	—	—	—	—	(.44)
Total distributions	—	—	—	—	—	(.44)
Net asset value, end of period	$7.10	$8.13	$12.63	$16.52	$27.32	$82.48
Total Return[e]	(12.67%)	(35.63%)	(23.55%)	(39.53%)	(66.88%)	85.61%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,623	$2,146	$4,084	$3,485	$4,879	$8,532
Ratios to average net assets:
Net investment loss	(2.38%)	(2.39%)	(2.67%)	(2.41%)	(2.39%)	(0.40%)
Total expenses	2.45%	2.50%	2.68%	2.57%	2.59%	2.51%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December to March in 2013.
[c]

Per share amounts for years ended December 31, 2008 – December 31, 2010 and the period January 1, 2011 through December 2, 2011 have been restated to reflect a 1:4 reverse share split effective December 2, 2011.

[d]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

PROSPECTUS	85

Financial Highlights

Dow 2x Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 28, 2013[a,b]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Per Share Data
Net asset value, beginning of period	$27.14	$23.31	$21.48	$17.53	$12.68	$33.86
Income (loss) from investment operations:
Net investment income (loss)[c]	(.06)	(.29)	(.14)	— [d]	.03	.18
Net gain (loss) on investments (realized and unrealized)	6.56	4.12	1.98	3.95	4.86	(21.27)
Total from investment operations	6.50	3.83	1.84	3.95	4.89	(21.09)
Less distributions from:
Net investment income	—	—	(.01)	—	(.02)	(.08)
Return of capital	—	—	—	—	(.02)	(.01)
Total distributions	—	—	(.01)	—	(.04)	(.09)
Net asset value, end of period	$33.64	$27.14	$23.31	$21.48	$17.53	$12.68
Total Return[e]	23.95%	16.43%	8.55%	22.53%	38.54%	(62.28%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,755	$3,574	$4,267	$3,708	$5,556	$7,563
Ratios to average net assets:
Net investment income (loss)	(0.77%)	(1.12%)	(0.63%)	0.02%	0.26%	0.80%
Total expenses	1.77%	1.78%	1.92%	1.81%	1.83%	1.74%
Portfolio turnover rate	979%	15,091%	7,150%	108%	148%	30%

C-Class	Period Ended March 28, 2013[a,b]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Per Share Data
Net asset value, beginning of period	$25.37	$21.95	$20.41	$16.77	$12.22	$32.91
Income (loss) from investment operations:
Net investment income (loss)[c]	(.11)	(.46)	(.30)	(.14)	(.06)	.01
Net gain (loss) on investments (realized and unrealized)	6.13	3.88	1.85	3.78	4.65	(20.61)
Total from investment operations	6.02	3.42	1.55	3.64	4.59	(20.60)
Less distributions from:
Net investment income	—	—	(.01)	—	(.02)	(.08)
Return of capital	—	—	—	—	(.02)	(.01)
Total distributions	—	—	(.01)	—	(.04)	(.09)
Net asset value, end of period	$31.39	$25.37	$21.95	$20.41	$16.77	$12.22
Total Return[e]	23.73%	15.63%	7.58%	21.65%	37.53%	(62.59%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,623	$2,249	$2,562	$3,420	$4,652	$5,610
Ratios to average net assets:
Net investment income (loss)	(1.57%)	(1.89%)	(1.40%)	(0.78%)	(0.48%)	0.07%
Total expenses	2.53%	2.54%	2.67%	2.56%	2.59%	2.49%
Portfolio turnover rate	979%	15,091%	7,150%	108%	148%	30%

[a]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December to March in 2013.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Net investment income is less than $0.01 per share.
[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

86	PROSPECTUS

Financial Highlights

Inverse Dow 2x Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 28, 2013[a,b]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Per Share Data
Net asset value, beginning of period	$10.00	$12.94	$17.89	$25.80	$46.96	$30.59
Income (loss) from investment operations:
Net investment loss[c]	(.04)	(.19)	(.29)	(.38)	(.68)	(.17)
Net gain (loss) on investments (realized and unrealized)	(2.04)	(2.75)	(4.66)	(7.53)	(20.41)	16.59
Total from investment operations	(2.08)	(2.94)	(4.95)	(7.91)	(21.09)	16.42
Less distributions from:
Net investment income	—	—	—	—	—	(.05)
Net realized gains	—	—	—	—	(.07)	—
Total distributions	—	—	—	—	(.07)	(.05)
Net asset value, end of period	$7.92	$10.00	$12.94	$17.89	$25.80	$46.96
Total Return[d]	(20.80%)	(22.66%)	(27.68%)	(30.70%)	(44.92%)	53.68%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$588	$863	$2,027	$1,752	$1,984	$3,889
Ratios to average net assets:
Net investment loss	(1.69%)	(1.68%)	(1.85%)	(1.65%)	(1.69%)	(0.41%)
Total expenses	1.76%	1.79%	1.92%	1.81%	1.83%	1.75%
Portfolio turnover rate	—	—	—	—	—	—

C-Class	Period Ended March 28, 2013[a,b]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Per Share Data
Net asset value, beginning of period	$9.31	$12.15	$16.94	$24.62	$45.18	$29.65
Income (loss) from investment operations:
Net investment loss[c]	(.05)	(.25)	(.38)	(.52)	(.97)	(.32)
Net gain (loss) on investments (realized and unrealized)	(1.90)	(2.59)	(4.41)	(7.16)	(19.52)	15.90
Total from investment operations	(1.95)	(2.84)	(4.79)	(7.68)	(20.49)	15.58
Less distributions from:
Net investment income	—	—	—	—	—	(.05)
Net realized gains	—	—	—	—	(.07)	—
Total distributions	—	—	—	—	(.07)	(.05)
Net asset value, end of period	$7.36	$9.31	$12.15	$16.94	$24.62	$45.18
Total Return[d]	(20.95%)	(23.31%)	(28.34%)	(31.19%)	(45.36%)	52.55%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$913	$784	$1,245	$1,567	$2,091	$3,600
Ratios to average net assets:
Net investment loss	(2.49%)	(2.42%)	(2.60%)	(2.40%)	(2.40%)	(0.86%)
Total expenses	2.57%	2.53%	2.67%	2.56%	2.54%	2.49%
Portfolio turnover rate	—	—	—	—	—	—

[a]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December to March in 2013.
[c]	Net investment loss per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

PROSPECTUS	87

Financial Highlights

Russell 2000® 2x Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 28, 2013[a,b]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009[e]	Year Ended December 31, 2008[e]
Per Share Data
Net asset value, beginning of period	$173.53	$135.39	$169.09	$113.55	$80.46	$239.10
Income (loss) from investment operations:
Net investment loss[c]	(.60)	(1.50)	(2.46)	(1.49)	(.83)	(.10)
Net gain (loss) on investments (realized and unrealized)	44.21	39.64	(31.24)	57.03	33.92	(158.44)
Total from investment operations	43.61	38.14	(33.70)	55.54	33.09	(158.54)
Less distributions from:
Return of capital	—	—	—	—	—	(.10)
Total distributions	—	—	—	—	—	(.10)
Net asset value, end of period	$217.14	$173.53	$135.39	$169.09	$113.55	$80.46
Total Return[d]	25.14%	28.18%	(19.93%)	48.89%	41.13%	(66.27%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,149	$1,706	$3,356	$3,183	$1,890	$893
Ratios to average net assets:
Net investment loss	(1.21%)	(0.95%)	(1.52%)	(1.16%)	(1.00%)	(0.05%)
Total expenses	1.79%	1.82%	1.94%	1.80%	1.87%	1.75%
Portfolio turnover rate	88%	622%	150%	148%	335%	631%

C-Class	Period Ended March 28, 2013[a,b]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009[e]	Year Ended December 31, 2008[e]
Per Share Data
Net asset value, beginning of period	$165.09	$129.68	$163.02	$110.27	$78.83	$236.20
Income (loss) from investment operations:
Net investment loss[c]	(.96)	(2.28)	(3.51)	(2.28)	(1.32)	(1.20)
Net gain (loss) on investments (realized and unrealized)	42.14	37.69	(29.83)	55.03	32.76	(156.07)
Total from investment operations	41.18	35.41	(33.34)	52.75	31.44	(157.27)
Less distributions from:
Return of capital	—	—	—	—	—	(.10)
Total distributions	—	—	—	—	—	(.10)
Net asset value, end of period	$206.27	$165.09	$129.68	$163.02	$110.27	$78.83
Total Return[d]	24.95%	27.32%	(20.45%)	47.82%	39.88%	(66.58%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,301	$3,398	$1,301	$1,900	$3,116	$1,446
Ratios to average net assets:
Net investment loss	(2.00%)	(1.48%)	(2.28%)	(1.91%)	(1.77%)	(0.78%)
Total expenses	2.49%	2.51%	2.69%	2.56%	2.63%	2.50%
Portfolio turnover rate	88%	622%	150%	148%	335%	631%

[a]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December to March in 2013.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Per share amounts for the year ended December 31, 2008 and the period January 1, 2009 through April 19, 2009 have been restated to reflect a 1:10 reverse share split effective April 20, 2009.

88	PROSPECTUS

Financial Highlights

Inverse Russell 2000® 2x Strategy Fund

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 28, 2013[a,b]	Year Ended December 31, 2012	Year Ended December 31, 2011[c]	Year Ended December 31, 2010[c]	Year Ended December 31, 2009[c]	Year Ended December 31, 2008[c]
Per Share Data
Net asset value, beginning of period	$14.67	$22.38	$29.28	$58.36	$142.48	$161.36
Income (loss) from investment operations:
Net investment income (loss)[d]	(.05)	(.29)	(.53)	(.72)	(1.64)	2.80
Net gain (loss) on investments (realized and unrealized)	(3.21)	(7.42)	(6.37)	(28.36)	(82.44)	45.64
Total from investment operations	(3.26)	(7.71)	(6.90)	(29.08)	(84.08)	48.44
Less distributions from:
Net investment income	—	—	—	—	—	(8.44)
Net realized gains	—	—	—	—	(.04)	(58.88)
Total distributions	—	—	—	—	(.04)	(67.32)
Net asset value, end of period	$11.41	$14.67	$22.38	$29.28	$58.36	$142.48
Total Return[e]	(22.22%)	(34.45%)	(23.57%)	(49.83%)	(59.01%)	25.10%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$823	$997	$837	$851	$1,385	$1,941
Ratios to average net assets:
Net investment income (loss)	(1.86%)	(1.69%)	(1.95%)	(1.66%)	(1.70%)	1.50%
Total expenses	1.94%	1.81%	1.99%	1.81%	1.83%	2.39%
Portfolio turnover rate	—	—	—	—	—	174%

C-Class	Period Ended March 28, 2013[a,b]	Year Ended December 31, 2012	Year Ended December 31, 2011[c]	Year Ended December 31, 2010[c]	Year Ended December 31, 2009[c]	Year Ended December 31, 2008[c]
Per Share Data
Net asset value, beginning of period	$13.91	$21.26	$28.00	$56.12	$137.96	$159.48
Income (loss) from investment operations:
Net investment loss[d]	(.08)	(.41)	(.68)	(.96)	(2.16)	(.64)
Net gain (loss) on investments (realized and unrealized)	(3.02)	(6.94)	(6.06)	(27.16)	(79.64)	46.44
Total from investment operations	(3.10)	(7.35)	(6.74)	(28.12)	(81.80)	45.80
Less distributions from:
Net investment income	—	—	—	—	—	(8.44)
Net realized gains	—	—	—	—	(.04)	(58.88)
Total distributions	—	—	—	—	(.04)	(67.32)
Net asset value, end of period	$10.81	$13.91	$21.26	$28.00	$56.12	$137.96
Total Return[e]	(22.29%)	(34.57%)	(24.07%)	(50.11%)	(59.29%)	23.72%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$533	$1,059	$2,886	$2,798	$2,107	$1,509
Ratios to average net assets:
Net investment loss	(2.32%)	(2.46%)	(2.65%)	(2.39%)	(2.44%)	(0.35%)
Total expenses	2.39%	2.57%	2.73%	2.56%	2.59%	3.08%
Portfolio turnover rate	—	—	—	—	—	174%

[a]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December to March in 2013.
[c]

Per share amounts for years ended December 31, 2008—December 31, 2010 and the period January 1, 2011 through December 2, 2011 have been restated to reflect a 1:4 share split effective December 2, 2011.

[d]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

PROSPECTUS	89

Index Publishers Information

STANDARD & POOR’S

Standard & Poor’s does not sponsor, endorse, sell or promote the Funds and makes no representation or warranty, implied or express, to the investors in the Funds, or any members of the public, regarding:

•	the advisability of investing in index funds;

•	the ability of any index to track stock market performance;

•	the accuracy and/or the completeness of the aforementioned indices or any data included therein;

•	the results to be obtained by any of the Funds, the investors in the Funds, or any person or entity from the use of the indices or data included therein; and

•	the merchantability or fitness for a particular purpose for use with respect to the indices or any data included therein.

Further, S&P does not:

•	Recommend that any person invest in the Funds or any other securities;

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds, including calculation of NAV;

•	Have any responsibility or liability for the administration, management or marketing of the Funds;

•	Consider the needs of the Funds or the investors in the Funds in determining, composing or calculating the indexes or has any obligation to do so;

•	Have any liability in connection with the Funds or for any errors, omissions or interruptions in connection with the indexes or the related data;

•	Have any liability for any lost profits or indirect punitive, special or consequential damages or losses, even if such Index Publisher knows that they might occur.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500®” and “500®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Guggenheim Investments. The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Funds.

DOW JONES

Dow Jones, Dow Jones Industrial Average SM, DJIA SM, or other relevant marks/names of the index are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Funds, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the Funds. The Funds are not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in the Funds.

THE NASDAQ OMX GROUP, INC.

The Funds are not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Funds. The Corporations make no representation or warranty, express or implied to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly, or the ability of the NASDAQ-100 Index® to track general stock market performance. The Corporations’ only relationship to Guggenheim Investments (“Licensee”) is in the licensing of the NASDAQ®, NASDAQ-100®, and NASDAQ-100 Index® registered trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Index® which is determined, composed and calculated by the Corporations without regard to Licensee or the Funds. The Corporations have no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating the NASDAQ-100 Index®. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Funds.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF

90	PROSPECTUS

THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF SUCH DAMAGES.

FRANK RUSSELL COMPANY (“RUSSELL”)

The Funds are not sponsored, endorsed, sold or promoted by Russell. Russell makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Russell 2000® Index to track general stock market performance or a segment of the same. Russell’s publication of the Russell 2000® Index in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell 2000® Index is based. Russell’s only relationship to Guggenheim Investments is the licensing of certain trademarks and trade names of Russell and of the Russell 2000® Index which is determined, composed and calculated by Russell without regard to Guggenheim Investments or the Funds. Russell is not responsible for and has not reviewed the Funds nor any associated literature or publications and Russell makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000® Index. Russell has no obligation or liability in connection with the administration, marketing or trading of the Funds.

Russell does not guarantee the accuracy and/or the completeness of the Russell 2000® Index or any data included therein and Russell shall have no liability for any errors, omissions, or interruptions therein. Russell makes no warranty, express or implied, as to results to be obtained by the Trust, investors, owners of the Funds, or any other person or entity from the use of the Russell 2000® Index or any data included therein. Russell makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Russell 2000® Index or any data included therein. Without limiting any of the foregoing, in no event shall Russell have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of damages.

PROSPECTUS	91

Additional Information

Additional and more detailed information about the Funds is included in the SAI dated August 1, 2013. The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its website (“http://www.sec.gov”) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You also may review and copy documents at the SEC’s Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 202.551.8090). You may request documents from the SEC by mail, upon payment of a duplication fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520, or by emailing the SEC at the following address: publicinfo@sec.gov.

Additional information about the Funds’ investments is available in the Annual and Semi-Annual Reports. Also, in the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year. You may obtain a copy of the SAI or the Annual or Semi-Annual Reports, without charge by calling 800.820.0888 or 301.296.5100, visiting the Guggenheim Investments website at www.guggenheiminvestments.com, or writing to Rydex Dynamic Funds at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.

No one has been authorized to give any information or to make any representations not contained in this Prospectus or in the SAI in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Funds or Guggenheim Investments. This Prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.

The Trust’s SEC registration number is 811-09525.

92	PROSPECTUS

805 KING FARM BOULEVARD, SUITE 600

ROCKVILLE, MD 20850

800.820.0888

WWW.GUGGENHEIMINVESTMENTS.COM

RDYNPAC-1-0813x0814

STATEMENT OF ADDITIONAL INFORMATION

RYDEX DYNAMIC FUNDS

805 KING FARM BOULEVARD, SUITE 600

ROCKVILLE, MARYLAND 20850

800.820.0888       301.296.5100

wWW.GUGGENHEIMINVESTMENTS.COM

This Statement of Additional Information (“SAI”) relates to each share class of the following series (each, a “Fund” and collectively, the “Funds”) of Rydex Dynamic Funds (the “Trust”):

	H-Class Shares	A-Class Shares	C-Class Shares
S&P 500® 2x Strategy Fund	RYTNX	RYTTX	RYCTX
Inverse S&P 500® 2x Strategy Fund	RYTPX	RYTMX	RYCBX
NASDAQ-100® 2x Strategy Fund	RYVYX	RYVLX	RYCCX
Inverse NASDAQ-100® 2x Strategy Fund	RYVNX	RYVTX	RYCDX
Dow 2x Strategy Fund	RYCVX	RYLDX	RYCYX
Inverse Dow 2x Strategy Fund	RYCWX	RYIDX	RYCZX
Russell 2000® 2x Strategy Fund	RYRSX	RYRUX	RYRLX
Inverse Russell 2000® 2x Strategy Fund	RYIRX	RYIUX	RYIZX

This SAI is not a prospectus. It should be read in conjunction with the Funds’ prospectuses for the H-Class Shares, A-Class Shares and C-Class Shares, dated August 1, 2013 (each a “Prospectus” and collectively, the “Prospectuses”). Capitalized terms not defined herein are defined in the Prospectuses. Copies of the Funds’ Prospectuses are available, without charge, upon request to the Trust at the address listed above or by telephoning the Trust at the telephone numbers listed above. The Funds’ financial statements for the fiscal year ended March 31, 2013 are included in the Funds’ Annual Report to Shareholders, which has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.

The date of this SAI is August 1, 2013

RFDSAI-13-0813x0814

GENERAL INFORMATION ABOUT THE TRUST

The Trust, an open-end management investment company, was organized as a Delaware statutory trust on August 6, 1999. The Trust is permitted to offer separate series (i.e., funds) and different classes of shares and additional series and classes of shares may be created from time to time. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities.

Each Fund is an open-end management investment company. The Funds currently offer A-Class Shares, C-Class Shares, and H-Class Shares. The different classes provide for variations in sales charges and certain shareholder servicing and distribution expenses and in the minimum initial investment requirements. In addition, an initial sales charge is imposed on the purchase of A-Class Shares, and a contingent deferred sales charge is imposed on the redemption of C-Class Shares. Sales charges and minimum investment requirements are described in the Prospectuses. For more information on shareholder servicing and distribution expenses, see “Dividends, Distributions and Taxes.”

For the period from December 31, 2000 to January 1, 2007, the S&P 500® 2x Strategy Fund, Inverse S&P 500® 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Dow 2x Strategy Fund, and Inverse Dow 2x Strategy Fund pursued their respective investment objectives indirectly by investing through what is referred to as a “master-feeder” structure. Effective January 1, 2007, the master-feeder structure was dismantled and the S&P 500® 2x Strategy Fund, Inverse S&P 500® 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Dow 2x Strategy Fund, and Inverse Dow 2x Strategy Fund began pursuing their respective investment objectives directly.

INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

General

Each Fund’s investment objective and principal investment strategies are described in the Prospectuses. The investment objective of each Fund is non-fundamental and may be changed without the consent of the holders of a majority of the Fund’s outstanding shares.

Portfolio management is provided to each Fund by the Trust’s investment adviser, Security Investors, LLC, a Kansas limited liability company with offices at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850. Security Investors, LLC operates under the name Guggenheim Investments (the “Advisor”). Prior to January 3, 2011, the name of the Advisor was Rydex Advisors, LLC and prior to June 30, 2010, PADCO Advisors, Inc., each of which did business under the name Rydex Investments. The investment strategies of the Funds discussed below and in the Prospectuses may, consistent with each Fund’s investment objective and limitations, be used by a Fund if, in the opinion of the Advisor, these strategies will be advantageous to that Fund. Each Fund is free to reduce or eliminate its activity with respect to any of the following investment techniques without changing the Fund’s fundamental investment policies. There is no assurance that any of the Funds’ strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund’s objectives. The following information supplements and should be read in conjunction with the Funds’ Prospectuses.

Principal Investment Policies, Techniques and Risk Factors – The investment policies, techniques and risk factors described below are considered to be principal to the management of the Funds. However, not all of the investment policies, techniques and risk factors described below are applicable to each of the Funds. Please consult the Funds’ Prospectuses to determine which risks are applicable to a particular Fund.

Equity Securities

Each Fund may invest in equity securities. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of the Fund to fluctuate. The value of equity securities may fall as a result of factors directly relating to the issuer, such as decisions made by its management or lower demand for its products or services. An equity security’s value also may fall because of factors affecting not just the issuer, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of an issuer’s equity securities also may be affected by changes in financial markets that are relatively unrelated to the issuer or its industry, such as changes in interest rates or currency exchange rates. Global stock markets, including the U.S. stock market, tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Each Fund may purchase equity securities traded in the United States on registered exchanges or the over-the-counter (“OTC”) market. The NASDAQ-100® 2x Strategy Fund and Inverse NASDAQ-100® 2x Strategy Fund also may purchase equity securities traded on exchanges all over the world. The Funds may invest in the types of equity securities described in more detail below.

•

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

•

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. Preferred stocks may pay fixed or adjustable rates of return. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

•

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own convertible securities.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

•

Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the OTC market and even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

•

Master Limited Partnerships (“MLPs”). MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the SEC and are freely traded on a securities exchange or in the OTC market. MLPs often own several properties or businesses (or own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners are not involved in the day-to-day management of the partnership.

The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

•

Warrants. As a matter of non-fundamental policy, the Funds (except the Russell 2000® 2x Strategy Fund and Inverse Russell 2000® 2x Strategy Fund) do not invest in warrants. However, the Funds may from time to time receive warrants as a result of, for example, a corporate action or some other event affecting one or more of the companies in which a Fund invests. In such event, the Funds generally intend to hold such warrants until they expire. The Funds, however, reserve the right to exercise the warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

•

Rights. Each Fund may from time to time receive rights as a result of, for example, a corporate action or some other event affecting one or more of the companies in which the Fund invests. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life of usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. An investment in rights may entail greater risks than certain other types of investments. Generally, rights do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

Fixed Income Securities

The Funds may invest in fixed income securities. The market value of the fixed income securities in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund’s NAV. Additional information regarding fixed income securities is described below:

•

Duration. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent (1%), the value of a security having an effective duration of two years generally would vary by two percent (2%). Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

•

Variable and Floating Rate Securities. Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

Foreign Issuers

Each Fund may invest in issuers located outside the United States directly, or in financial instruments that are indirectly linked to the performance of foreign issuers. Examples of such financial instruments include ADRs, Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), International Depository Receipts (“IDRs”), “ordinary shares,” and “New York shares” issued and traded in the United States. ADRs are U.S. dollar denominated receipts typically issued by U.S. banks and trust companies that evidence ownership of underlying securities issued by a foreign issuer. The underlying securities may not necessarily be denominated in the same currency as the securities into which they may be converted. The underlying securities are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. GDRs, EDRs, and IDRs are similar to ADRs in that they are certificates evidencing ownership of shares of a foreign issuer, however, GDRs, EDRs, and IDRs may be issued in bearer form and denominated in other currencies, and are generally designed for use in specific or multiple securities markets outside the United States. EDRs, for example, are designed for use in European securities markets while GDRs are designed for use throughout the world. Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protects the Fund from the foreign settlement risks described below.

Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.

Investing in foreign companies may involve risks not typically associated with investing in companies domiciled in the United States. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for U.S. investments.

Investing in companies located abroad also carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of seizure, expropriation or nationalization of assets, including foreign deposits, confiscatory taxation, restrictions on U.S. investment, or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

Futures and Options Transactions

Futures and Options On Futures. Each Fund may use futures contracts and related options (i) for bona fide hedging purposes, (ii) to attempt to offset changes in the value of securities held or expected to be acquired or be disposed of, (iii) to attempt to minimize fluctuations in foreign currencies, (iv) to attempt to gain exposure to a particular market, index or instrument, or (v) for other risk management purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission (“CFTC”). To the extent the Funds use futures and/or options on futures, they would do so in accordance with the Commodity Exchange Act (“CEA”). The Advisor is subject to registration and regulation as a commodity pool operator under the CEA with respect to its service as investment adviser to the Funds. However, because the rulemaking that would be applicable to registered investment companies that are also commodity pools has not yet been adopted by the CFTC and SEC, the Advisor and the Funds are not yet subject to the CFTC recordkeeping, reporting and disclosure requirements. Such requirements may cause the Advisor and the Funds to incur additional expenses. Any final requirements remain uncertain.

Each Fund may buy and sell index futures contracts with respect to any index that is traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, the Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the Investment Company Act of 1940, as amended (the “1940 Act”) or the rules and SEC interpretations thereunder. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund’s outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high as or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain, in a segregated account, cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices that are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, a Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, a Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices that are expected to move relatively consistently with the put option.

There are significant risks associated with the Funds’ use of futures contracts and related options, including the following: (1) the success of a hedging strategy depends, in part, on the Advisor’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

Options. Each Fund may purchase and write (sell) put and call options on securities and on securities indices listed on national securities exchanges or traded in the OTC market as an investment vehicle for the purpose of realizing each Fund’s investment objective.

A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or OTC markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be “covered,” which means that a Fund will own an equal amount of the underlying foreign currency.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

All options written on indices or securities must be covered. When a Fund writes an option on a security, an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

A Fund may trade put and call options on securities, securities indices and currencies, as the Advisor determines is appropriate in seeking a Fund’s investment objective, and except as restricted by a Fund’s investment limitations. See “Investment Restrictions.”

The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, a Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or a Fund delivers the security upon exercise.

A Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that a Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium; therefore if price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and a Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. OTC options differ from exchange-traded options in several important respects. OTC options are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is determined normally by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Hybrid Instruments

Each Fund may invest in hybrid instruments. A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some security, commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid instrument could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation with the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrid instruments can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return. Hybrid instruments may not bear interest or pay dividends. The value of a hybrid instrument or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid instrument. Under certain conditions, the redemption value of a hybrid instrument could be zero. Thus, an investment in a hybrid instrument may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of a hybrid instrument also exposes a Fund to the credit risk of the issuer of the hybrid instrument. These risks may cause significant fluctuations in the NAV of a Fund.

Certain issuers of structured products, such as hybrid instruments, may be deemed to be investment companies as defined in the 1940 Act. As a result, a Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Structured Notes. Each Fund may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation’s risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. The Funds have the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. A Fund bears the risk that the issuer of the structured note will default or become bankrupt which may result in the loss of principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

In the case of structured notes on credit default swaps, a Fund is also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credits defaults, a Fund may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Fund’s principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available. The collateral for a structured note may be one or more credit default swaps, which are subject to additional risks. See “Swap Agreements” for a description of additional risks associated with credit default swaps.

Portfolio Turnover

As discussed in the Funds’ Prospectuses, the Trust anticipates that investors in the Funds will frequently purchase and/or redeem shares of the Funds as part of an asset allocation investment strategy. The nature of the Funds as asset allocation tools will cause the Funds to experience substantial portfolio turnover. See “Purchasing and Redeeming Shares” and “Financial Highlights” in the Funds’ Prospectuses. Because each Fund’s portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund’s investors, it is very difficult to estimate what the Fund’s actual turnover rate will be in the future. However, the Trust expects that the portfolio turnover experienced by the Funds will be substantial. For additional information about portfolio turnover rate, please see “More Information About Portfolio Turnover” in this SAI.

Repurchase Agreements

Each Fund may enter into repurchase agreements with financial institutions. The Funds have adopted certain procedures designed to minimize the risks associated with repurchase transactions. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose financial condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. While there is no limit on the percentage of Fund assets that may be used in connection with repurchase agreements, it is the current policy of each Fund to not invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s net assets. The investments of each Fund in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements as part of its investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when it will be advantageous to the Funds. Each Fund will establish a segregated account with the Trust’s custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund’s obligations in respect of reverse repurchase agreements. Although there is no limit on the percentage of Fund assets that can be used in connection with reverse repurchase agreements, none of the Funds expects to engage, under normal circumstances, in reverse repurchase agreements with respect to more than 33 1/3% of its total assets.

Short Sales

The Inverse NASDAQ-100® 2x Strategy Fund, Inverse Russell 2000® 2x Strategy Fund, Inverse Dow 2x Strategy Fund and Inverse S&P 500® 2x Strategy Fund will regularly engage in short sales transactions in which a Fund sells a security it does not own. The NASDAQ-100® 2x Strategy Fund, Russell 2000® 2x Strategy Fund, Dow 2x Strategy Fund and S&P 500® 2x Strategy Fund also may engage in short sales transactions from time to time. To complete such a transaction, a Fund must borrow or otherwise obtain the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The Fund may also use repurchase agreements to satisfy delivery obligations in short sale transactions. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund’s short position. Each Fund may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.

Swap Agreements

Each Fund may enter into swap agreements, including, but not limited to, total return swaps, index swaps, interest rate swaps, and credit default swaps. A Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Forms of swap agreements include (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor,” and (iii) interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Another form of swap agreement is a credit default swap. A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection.

In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the buyer of the credit protection would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund purchasing the credit protection.

Most swap agreements (but generally not credit default swaps) that a Fund may enter into calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s obligations (or rights) under a swap agreement would generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation.

A Fund’s current obligations under a swap agreement would be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty would be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered would not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund’s illiquid investment limitations. A Fund would not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement would typically be a bank, investment banking firm or broker-dealer. The counterparty would generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund would agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis (but generally not credit default swaps), which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Other swap agreements, such as credit default swaps, may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. A Fund would earmark and reserve assets necessary to meet any accrued payment obligations when it is the buyer of a credit default swap. In cases where a Fund is the seller of a credit default swap, if the credit default swap provides for physical settlement, the Fund would be required to earmark and reserve the full notional amount of the credit default swap.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If a swap counterparty defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap would be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by a Fund’s custodian. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and the Advisor believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, would not treat them as being subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the OTC market. The Advisor, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments will ultimately require the clearing and exchange-trading of many OTC derivative instruments that the CFTC and SEC recently defined as “swaps.” Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing. The Advisor will continue to monitor developments in this area, particularly to the extent regulatory changes affect the Funds ability to enter into swap agreements.

The use of swap agreements, including credit default swaps, is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a counterparty’s creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Tracking Error

The following factors may affect the ability of the Funds to achieve correlation with the performance of their respective benchmarks: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) a Fund holding less than all of the securities in its underlying index and/or securities not included in the underlying index being held by the Fund; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) a Fund holding instruments traded in a market that has become illiquid or disrupted; (6) Fund share prices being rounded to the nearest cent; (7) changes to the index underlying a benchmark that are not disseminated in advance; (8) the need to conform a Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; or (9) market movements that run counter to a Fund’s investments. Market movements that run counter to a Fund’s investments will cause some divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Fund is leveraged. The tracking error of a leveraged Fund is generally small during a well-defined uptrend or downtrend in the market when measured from price peak to price peak, absent a market decline and subsequent recovery, however, the deviation of the Fund from its benchmark may be significant.

U.S. Government Securities

Each Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as Fannie Mae, Freddie Mac, the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation.

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while still other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae, and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth until 2012. For the period during which these Agreements were in effect, the investments of holders, including the Funds, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.

Non-Principal Investment Policies, Techniques and Risk Factors – The investment policies, techniques and risk factors described below are not considered to be principal to the management of the Funds. However, the Funds are permitted to, and may from time to time, engage in the investment activities described below if and when the Advisor determines that such activities will help the Funds to achieve their respective investment objectives. Shareholders will be notified if a Fund’s use of any of the non-principal investment policies, techniques or instruments described below represents a material change in the Fund’s principal investment strategies.

Borrowing

While the Funds do not normally borrow funds for investment purposes, each Fund reserves the right to do so. Borrowing for investment purposes is a form of leverage. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk, but also increases investment opportunity. A Fund also may enter into certain transactions, including reverse repurchase agreements, which can be viewed as constituting a form of leveraging by the Fund. Leveraging will exaggerate the effect on NAV of any increase or decrease in the market value of a Fund’s portfolio. Because substantially all of a Fund’s assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share (“NAV”) of the Fund will increase more when the Fund’s portfolio assets increase in value and decrease more when the Fund’s portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Generally, the Funds would use this form of leverage during periods when the Advisor believes that the Fund’s investment objective would be furthered.

Each Fund also may borrow money to facilitate management of the Fund’s portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly. As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of a Fund’s assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund’s borrowings to the extent necessary to meet this 300% coverage requirement. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, each Fund is authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund’s total assets. Borrowings for extraordinary or emergency purposes are not subject to the foregoing 300% asset coverage requirement. While the Funds do not anticipate doing so, each Fund is authorized to pledge (i.e., transfer a security interest in) portfolio securities in an amount up to one-third of the value of the Fund’s total assets in connection with any borrowing.

Illiquid Securities

Each Fund may purchase or hold illiquid securities, including securities that are not readily marketable and securities that are not registered (“restricted securities”) under the Securities Act of 1933 (the “1933 Act”), but which can be offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of the Fund’s net assets in illiquid securities. If the percentage of a Fund’s net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be sold or disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current SEC staff guidelines, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the federal securities laws. A Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a “safe harbor” from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are “illiquid” depending on the market that exists for the particular security. The Board of Trustees of the Trust (the “Board”) has delegated the responsibility for determining the liquidity of Rule 144A restricted securities that a Fund may invest in to the Advisor.

Investments in Other Investment Companies

Each Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC or interpretation thereof. Generally, a Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A Fund may also invest in the securities of other investment companies if the Fund is part of a “master-feeder” structure or operates as a fund of funds in compliance with Section 12(d)(1)(E), (F) and (G) and the rules thereunder. Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company’s voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. The Trust has entered into agreements with several unaffiliated ETFs that permit, pursuant to an SEC order, certain Funds, as determined by the Advisor, to purchase shares of those ETFs beyond the Section 12(d)(1) limits described above. A Fund will only make such investments in conformity with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Consistent with the restrictions discussed above, each Fund may invest in several different types of investment companies from time to time, including mutual funds, ETFs, closed-end funds, and business development companies (“BDCs”), when the Advisor believes such an investment is in the best interests of the Fund and its shareholders. For example, the Fund may elect to invest in another investment company when such an investment presents a more efficient investment option than buying securities individually. A Fund also may invest in investment companies that are included as components of an index, such as BDCs, to seek to track the performance of that index. A BDC is a less common type of closed-end investment company that more closely resembles an operating company than a typical investment company. BDCs generally focus on investing in, and providing managerial assistance to, small, developing, financially troubled, private companies or other companies that may have value that can be realized over time and with management assistance. Similar to an operating company, a BDC’s total annual operating expense ratio typically reflects all of the operating expenses incurred by the BDC, and is generally greater than the total annual operating expense ratio of a mutual fund that does not bear the same types of operating expenses. However, as a shareholder of a BDC, a Fund does not directly pay for a portion of all of the operating expenses of the BDC, just as a shareholder of computer manufacturer does not directly pay for the cost of labor associated with producing such computers. As a result, the Fees and Expenses of a Fund that invests in a BDC will be effectively overstated by an amount equal to the “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses are not included as an operating expense of a Fund in the Fund’s financial statements, which more accurately reflect the Fund’s actual operating expenses.

Investment companies may include index-based investments, such as ETFs that hold substantially all of their assets in securities representing a specific index. The main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. Each Fund also may invest in ETFs that are actively managed.

Certain ETFs may produce income that is not qualifying income for purposes of the “90% Test” (as defined under “Dividends, Distributions and Taxes”), which must be met in order for a Fund to maintain its status as a regulated investment company under the Internal Revenue Code. If one or more ETFs generates more non-qualifying income for purposes of the 90% Test than the Fund’s portfolio management expects, it could cause the Fund to inadvertently fail the 90% Test. Similarly, a Fund receiving non-qualifying income from an exchange-traded fund (“ETF”) might fail the 90% Test if it is unable to generate qualifying income in a particular taxable year at sufficient levels, or if it is unable to determine the percentage of qualifying income it derives for a taxable year until after year-end. A failure to meet the 90% Test could cause the Fund to fail to qualify as a regulated investment company under the Internal Revenue Code. Under certain circumstances, a Fund may be able to cure a failure to meet the 90% Test, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns.

Lending of Portfolio Securities

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Funds are not permitted to lend portfolio securities to the Advisor or its affiliates unless the Funds apply for and receive specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund’s securities lending agent. By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral.

Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

When-Issued and Delayed-Delivery Securities

Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s NAV. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund’s net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. Each Fund will also establish a segregated account with the Fund’s custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund’s purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund’s NAV or income will be adversely affected by the Fund’s purchase of securities on a when-issued or delayed-delivery basis.

Zero Coupon Bonds

The Funds may invest in U.S. Treasury zero-coupon bonds. These securities are U.S. Treasury bonds which have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest is not paid in cash during the term of these securities, but is accrued and paid at maturity. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Because dividend income is accrued throughout the term of the zero coupon obligation, but is not actually received until maturity, the Funds may have to sell other securities to pay said accrued dividends prior to maturity of the zero coupon obligation. Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity value of such securities, the discount reflecting the current value of the deferred interest; this discount is amortized as interest income over the life of the security, and is taxable even though there is no cash return until maturity. Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or in the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of “Separate Trading of Registered Interest and Principal of Securities” (or “STRIPS”). While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, that is, the risk of subsequently investing the periodic interest payments at a lower rate than that of the security held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

SPECIAL CONSIDERATIONS REGARDING THE USE OF LEVERAGED AND LEVERAGED INVERSE INVESTMENT STRATEGIES

To the extent discussed above and in the Prospectuses, the Funds present certain risks, some of which are further described below.

Leverage. The S&P 500® 2x Strategy, NASDAQ-100® 2x Strategy, Dow 2x Strategy, and Russell 2000® 2x Strategy Funds (the “Leveraged Funds”) and the Inverse S&P 500® 2x Strategy, Inverse NASDAQ-100® 2x Strategy, Inverse Dow 2x Strategy, and Inverse Russell 2000® 2x Strategy Funds (the “Leveraged Inverse Funds”) employ leverage as a principal investment strategy and all of the Leveraged Funds and Leveraged Inverse Funds may borrow or use other forms of leverage for investment purposes. Utilization of leverage involves special risks and should be considered to be speculative. Leverage exists when a fund achieves the right to a return on a capital base that exceeds the amount the fund has invested. Leverage creates the potential for greater gains to shareholders of the Leveraged Funds and Leveraged Inverse Funds during favorable market conditions and the risk of magnified losses during adverse market conditions. Leverage should cause higher volatility of the NAVs of the shares of the Leveraged Funds and Leveraged Inverse Funds. Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the Leveraged Funds and Leveraged Inverse Funds to pay interest, which would decrease the Leveraged Funds’ and Leveraged Inverse Funds’ total return to shareholders. If the Leveraged Funds and Leveraged Inverse Funds achieve their respective investment objectives, during adverse market conditions, shareholders should experience a loss greater than they would have incurred had these Funds not been leveraged.

Special Note Regarding the Correlation Risks of the Leveraged Funds and Leveraged Inverse Funds. As discussed in the Prospectuses, each of the Leveraged Funds and Leveraged Inverse Funds are “leveraged” funds in the sense that each has an investment objective to match a multiple of the performance of an index on a given day. The Leveraged Funds and Leveraged Inverse Funds are subject to all of the risks described in the Prospectuses. In addition, there is a special form of correlation risk that derives from the Leveraged Funds’ and Leveraged Inverse Funds’ use of leverage. For periods greater than one day, the use of leverage tends to cause the performance of a Leveraged Fund or Leveraged Inverse Fund to be either greater than, or less than, the underlying index performance times the stated multiple in the fund objective.

A Leveraged Fund’s or Leveraged Inverse Fund’s return for periods longer than one day is primarily a function of the following: (a) index performance; (b) index volatility; (c) financing rates associated with leverage; (d) other fund expenses; (e) dividends paid by companies in the index; and (f) period of time.

A leveraged fund’s performance can be estimated given any set of assumptions for the factors described above. The tables below illustrate the impact of two factors, index volatility and index performance, on a hypothetical leveraged fund. Index volatility is a statistical measure of the magnitude of fluctuations in the returns of an index and is calculated as the standard deviation of the natural logarithms of one plus the index return (calculated daily), multiplied by the square root of the number of trading days per year (assumed to be 252). The tables show estimated fund returns for a number of combinations of index performance and index volatility over a one year period. Assumptions used in the tables include: (a) no dividends paid by the companies included in the index; (b) no fund expenses; and (c) borrowing/lending rates (to obtain leverage) of zero percent. If fund expenses were included, the fund’s performance would be lower than shown.

The first table below shows the estimated fund return over a one-year period for a hypothetical leveraged fund that has an investment objective to correspond to twice (200% of) the daily performance of an index. The leveraged fund could be expected to achieve a 30% return on a yearly basis if the index performance was 15%, absent any costs or the correlation risk or other factors described above and in the Prospectuses. However, as the table shows, with an index volatility of 20%, such a fund would return 27%, again absent any costs or other factors described above and in the Prospectuses. In the charts below, unshaded areas represent those scenarios where a hypothetical leveraged fund with the investment objective described will outperform (i.e., return more than) the index performance times the stated multiple in the leveraged fund’s investment objective; conversely, shaded areas represent those scenarios where the leveraged fund will underperform (i.e., return less than) the index performance times the stated multiple in the fund’s investment objective.

Hypothetical Leveraged Fund Median Annual Returns

Index Performance		Market Volatility
One Year Index Performance	200% of One Year Index Performance	10%	15%	20%	25%	30%	35%	40%	45%	50%
-40%	-80%	-64%	-64%	-65%	-65%	-67%	-68%	-69%	-70%	-71%
-35%	-70%	-58%	-59%	-59%	-60%	-62%	-63%	-64%	-65%	-66%
-30%	-60%	-52%	-53%	-52%	-53%	-55%	-56%	-58%	-60%	-61%
-25%	-50%	-45%	-46%	-46%	-47%	-48%	-50%	-52%	-53%	-55%
-20%	-40%	-36%	-37%	-39%	-40%	-41%	-43%	-44%	-47%	-50%
-15%	-30%	-29%	-29%	-30%	-32%	-33%	-36%	-38%	-40%	-43%
-10%	-20%	-20%	-21%	-23%	-23%	-26%	-28%	-31%	-32%	-36%
-5%	-10%	-11%	-12%	-13%	-16%	-18%	-20%	-23%	-25%	-29%
0%	0%	-1%	-2%	-4%	-6%	-8%	-11%	-14%	-17%	-20%
5%	10%	9%	8%	6%	3%	2%	-3%	-5%	-8%	-12%
10%	20%	19%	19%	16%	15%	10%	9%	4%	0%	-5%
15%	30%	31%	29%	27%	25%	21%	19%	15%	11%	6%
20%	40%	43%	41%	38%	35%	32%	27%	23%	18%	13%
25%	50%	54%	52%	50%	48%	43%	39%	34%	29%	22%
30%	60%	69%	64%	62%	58%	56%	49%	43%	39%	34%
35%	70%	79%	77%	75%	70%	68%	61%	57%	50%	43%
40%	80%	92%	91%	88%	82%	81%	73%	67%	62%	54%

The second table below shows the estimated fund return over a one-year period for a hypothetical leveraged inverse fund that has an investment objective to correspond to twice (200% of) the opposite of the daily performance of an index. The hypothetical leveraged inverse fund could be expected to achieve a -30% return on a yearly basis if the index performance was 15%, absent any costs or the correlation risk or other factors described above and in the Prospectuses. However, as the table shows, with an index volatility of 20%, such a fund would return -33%, again absent any costs or other factors described above and in the Prospectuses. In the charts below, unshaded areas represent those scenarios where a hypothetical leveraged fund with the investment objective described will outperform (i.e., return more than) the index performance times the stated multiple in the leveraged fund’s investment objective; conversely, shaded areas represent those scenarios where the leveraged fund will underperform (i.e., return less than) the index performance times the stated multiple in the fund’s investment objective.

Hypothetical Leveraged Inverse Fund Median Annual Returns

Index Performance		Market Volatility
One Year Index Performance	200% Inverse of One Year Index Performance	10%	15%	20%	25%	30%	35%	40%	45%	50%
-40%	80%	165%	153%	145%	127%	114%	99%	74%	57%	35%
-35%	70%	130%	122%	109%	96%	84%	68%	51%	32%	17%
-30%	60%	98%	93%	79%	68%	58%	46%	29%	16%	1%
-25%	50%	73%	68%	58%	49%	36%	26%	13%	2%	-13%
-20%	40%	51%	45%	39%	31%	20%	12%	-2%	-11%	-23%
-15%	30%	35%	29%	23%	16%	6%	-2%	-12%	-22%	-30%
-10%	20%	20%	16%	9%	3%	-5%	-13%	-21%	-30%	-39%
-5%	10%	8%	5%	-2%	-8%	-14%	-21%	-30%	-38%	-46%
0%	0%	-3%	-7%	-12%	-17%	-23%	-28%	-37%	-44%	-51%
5%	-10%	-12%	-15%	-19%	-25%	-31%	-35%	-43%	-47%	-55%
10%	-20%	-19%	-23%	-27%	-32%	-36%	-43%	-47%	-53%	-59%
15%	-30%	-27%	-29%	-32%	-37%	-42%	-46%	-53%	-58%	-63%
20%	-40%	-33%	-35%	-38%	-42%	-46%	-50%	-56%	-60%	-66%
25%	-50%	-38%	-40%	-43%	-47%	-51%	-55%	-59%	-64%	-68%
30%	-60%	-43%	-44%	-47%	-51%	-55%	-59%	-62%	-66%	-71%
35%	-70%	-46%	-49%	-52%	-53%	-58%	-61%	-66%	-68%	-73%
40%	-80%	-50%	-52%	-55%	-57%	-61%	-64%	-68%	-71%	-75%

The foregoing tables are intended to isolate the effect of index volatility and index performance on the return of a hypothetical leveraged fund. A Leveraged Fund’s or Leveraged Inverse Fund’s actual returns may be significantly greater or less than the returns shown above as a result of any of the factors discussed above and in the Prospectuses.

INVESTMENT RESTRICTIONS

Fundamental Policies

The following investment limitations are fundamental policies of the Funds, and cannot be changed with respect to a Fund without the consent of the holders of a majority of the Fund’s outstanding shares. The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund’s outstanding shares, whichever is less.

Each Fund shall not:

1.	Borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time.

2.

Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

3.	Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

4.	Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

5.

Issue senior securities (meaning any bond, debenture, note, or similar obligation or instrument constituting a security and evidencing indebtedness, and any stock of a class having priority over any other class as to distribution of assets or payment of dividends as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

6.

Invest 25% or more of the value of the Fund’s total assets in the securities of one or more issuers conducting their principal business activities in the same industry[1]; except that, to the extent the underlying index selected for a particular Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. This limitation does not apply to investments or obligations of the U.S. government or any of its agencies or instrumentalities, or shares of investment companies.

7.

Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

Non-Fundamental Policies

The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board.

Each Fund shall not:

1.	Invest in real estate limited partnerships.

2.

Pledge, mortgage or hypothecate assets except to secure borrowings permitted by Fundamental Policy No. 1 above, or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the SEC’s position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

3.	Invest in companies for the purpose of exercising control.

4.	Purchase securities on margin or effect short sales, except that a Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii)

1 The Fund will not invest 25% or more of the value of its total assets in the shares of one or more investment companies with an affirmative investment policy to invest 25% or more of its assets in the securities of one or more issuers conducting their principal business activities in the same industry, as disclosed in its then-current registration statement.

provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales “against the box” or in compliance with the SEC’s position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act, which generally permits a registered investment company to (1) borrow from a bank as long as the registered investment company maintains an asset coverage of at least 300% for all borrowings of such company and (2) enter into certain derivative transactions as long as the Funds at all times maintain an asset coverage of 100%.

5.	Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

6.

Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

Each Fund, except for the Russell 2000® 2x Strategy Fund and Inverse Russell 2000® 2x Strategy Fund, shall not:

7.	Invest in mineral leases.

8.	Invest in warrants.

The Dow 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Russell 2000® 2x Strategy Fund, and S&P 500® 2x Strategy Fund each shall not:

9.

Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform similarly to the securities of companies in its underlying index, without 60 days’ prior notice to shareholders.

The Inverse Dow 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Inverse Russell 2000® 2x Strategy Fund, and Inverse S&P 500® 2x Strategy Fund each shall not:

10.

Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform opposite the securities of companies in its underlying index, without 60 days’ prior notice to shareholders.

With respect to both the fundamental and non-fundamental policies of the Funds, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security (except that if a percentage of a Fund’s nets assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities); and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security, except for the fundamental limitation on borrowing described in paragraph 1 above, under the heading “Fundamental Policies.”

MORE INFORMATION ABOUT PORTFOLIO TURNOVER

“Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or of the securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with a remaining maturity of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest because such contracts generally have a remaining maturity of less than one-year.

The table below lists those Funds that have experienced variations in their portfolio turnover rates over one or more of the two most recently completed fiscal years or periods.

Fund Name	Portfolio Turnover Rate for the Fiscal Year Ended December 31, 2010	Portfolio Turnover Rate for the Fiscal Year Ended December 31, 2011	Portfolio Turnover Rate for the Fiscal Year Ended December 31, 2012	Portfolio Turnover Rate for the Fiscal Period January 1, 2013 through Mach 31, 2013
S&P 500® 2x Strategy Fund	145%	311%	548%	<1%
NASDAQ-100® 2x Strategy Fund	121%	164%	307%	71%
Dow 2x Strategy Fund	108%	7,150%	15,091%	979%
Russell 2000® 2x Strategy Fund	148%	150%	622%	88%

Variations in the Funds’ portfolio turnover rates may be due to a fluctuating volume of shareholder purchase and redemption orders or market conditions.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s markup or reflect a dealer’s markdown. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s markup or reflect a dealer’s markdown. When a Fund executes transactions in the OTC market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Advisor may place a combined order, often referred to as “bunching,” for two or more accounts it manages, including any of the Funds, engaged in the purchase or sale of the same security or other instrument if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or a Fund may obtain, it is the opinion of the Advisor and the Trust’s Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions. In addition, in some instances a Fund effecting the larger portion of a combined order may not benefit to the same extent as participants effecting smaller portions of the combined order. Nonetheless, the Advisor believes that the ability of a Fund to participate in higher volume transactions generally will be beneficial to the Fund.

For the fiscal years ended December 31, 2010, 2011 and 2012 and for the fiscal period from January 1, 2013 through March 31, 2013, the Funds paid the following brokerage commissions:

Fund Name	Fund Inception Date	Aggregate Brokerage Commissions During the Fiscal Year Ended December 31, 2010	Aggregate Brokerage Commissions During the Fiscal Year Ended December 31, 2011	Aggregate Brokerage Commissions During the Fiscal Year Ended December 31, 2012	Aggregate Brokerage Commissions During the Fiscal Period from January 1, 2013 through March 31, 2013
S&P 500® 2x StrategyFund	05/19/00	$383,852	$209,318	$232,480	$33,955
Inverse S&P 500® 2x Strategy Fund	05/19/00	$341,882	$180,010	$109,489	$8,874
NASDAQ-100® 2x Strategy Fund	05/24/00	$181,215	$179,700	$183,301	$46,221
Inverse NASDAQ-100® 2x Strategy Fund	05/23/00	$89,345	$75,840	$54,628	$14,880
Dow 2x Strategy Fund	02/20/04	$45,217	$254,507	$352,856	$43,919
Inverse Dow 2x Strategy Fund	02/20/04	$36,091	$69,061	$48,628	$7,131
Russell 2000® 2x Strategy Fund	05/31/06	$65,449	$70,503	$117,955	$12,196
Inverse Russell 2000® 2x Strategy Fund	05/31/06	$41,880	$62,507	$36,529	$10,623

Differences, year to year, in the amount of brokerage commissions paid by the Funds (as disclosed in the table above) were primarily the result of shareholder purchase and redemption activity, as well as each Fund’s overall volatility. Changes in the amount of commissions paid by a Fund do not reflect material changes in that Fund’s investment objective or strategies over these periods.

Brokerage Selection. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Advisor may select a broker based upon brokerage or research services provided to the Advisor. The Advisor may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), permits the Advisor, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Advisor may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Advisor believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Advisor may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Advisor will be in addition to and not in lieu of the services required to be performed by the Advisor under the Advisory Agreement (as defined below). Any advisory or other fees paid to the Advisor are not reduced as a result of the receipt of research services.

In some cases the Advisor may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Advisor makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Advisor will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Advisor faces a potential conflict of interest, but the Advisor believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to its research and non-research uses.

From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Advisor with research services. The Financial Industry Regulatory Authority (“FINRA”) has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the fiscal year ended December 31, 2012 and for the fiscal period from January 1, 2013 through March 31, 2013, the Funds paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Advisor:

Fund Name	Total Dollar Amount of Brokerage Commissions		Total Dollar Amount of Transactions Involving Brokerage Commissions for Research Services
	For the Fiscal Year Ended December 31, 2012	For the Fiscal Period from January 1, 2013 through March 31, 2013	For the Fiscal Year Ended December 31, 2012	For the Fiscal Period from January 1, 2013 through March 31, 2013
S&P 500® 2x Strategy Fund	$6,126	$2	39,310,782	$8,107
Inverse S&P 500® 2x Strategy Fund	$0	$0	$0	$0
NASDAQ-100® 2x Strategy Fund	$20,573	$8,827	$106,998,410	$37,058,685
Inverse NASDAQ-100® 2x Strategy Fund	$0	$0	$0	$0
Dow 2x Strategy Fund	$81,241	$3,497	$499,513,002	$19,302,825
Inverse Dow 2x Strategy Fund	$0	$0	$0	$0
Russell 2000® 2x Strategy Fund	$21,809	$233	$31,820,961	$392,132
Inverse Russell 2000® 2x Strategy Fund	$0	$0	$0	$0

Brokerage with Fund Affiliates. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Advisor or Guggenheim Distributors, LLC (the “Distributor”), the distributor of the Funds’ shares, for a commission in conformity with the 1940 Act, the 1934 Act and the rules promulgated by the SEC. In such instances, the placement of orders with such brokers would be consistent with the Funds’ objectives of obtaining best execution and would not be dependent upon the fact that the broker is an affiliate of the Funds, the Advisor or the Distributor. With respect to orders placed with the broker for execution on a securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company, or any affiliated person of such person to receive a brokerage commission from such registered company provided that such commission is fair and reasonable compared to the commission received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The members of the Board, including those who are not “interested persons” of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal years ended December 31, 2010, 2011 and 2012 and for the fiscal period from January 1, 2013 through March 31, 2013, the Funds did not pay any brokerage commissions to the Distributor.

Securities of “Regular Broker-Dealers.” The Funds are required to identify any securities of their “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. “Regular brokers or dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust’s shares. As of March 31, 2013, the Funds held the following securities of the Trust’s “regular brokers or dealers:”

Fund	Name of Broker/Dealer	Type of Security	Total $ Amount of Securities of Each Regular Broker-Dealer Held
S&P 500® 2x Strategy Fund	Goldman Sachs Group Inc.	Common Stocks	$255,305
	Morgan Stanley	Common Stocks	$119,637
	CSFB	Repurchase Agreements	$12,330,098
	HSBC Securities, Inc.	Repurchase Agreements	$18,175
	Mizuho	Repurchase Agreements	$50,202,368
	RBS Securities Inc.	Repurchase Agreements	$23,104
Inverse S&P 500® 2x Strategy Fund	Mizuho	Repurchase Agreements	$23,920,170
NASDAQ-100® 2x Strategy Fund	CSFB	Repurchase Agreements	$10,219,431
	HSBC Securities, Inc.	Repurchase Agreements	$211,086
	Mizuho	Repurchase Agreements	$21,948,140
	RBS Securities Inc.	Repurchase Agreements	$268,333
Inverse NASDAQ-100® 2x Strategy Fund	Mizuho	Repurchase Agreements	$22,767,451
Dow 2x Strategy Fund	Mizuho	Repurchase Agreements	$4,093,596
Inverse Dow 2x Strategy Fund	Mizuho	Repurchase Agreements	$6,357,840
Russell 2000® 2x Strategy Fund	HSBC Securities, Inc.	Repurchase Agreements	$83,285
	Mizuho	Repurchase Agreements	$53,491,699
	RBS Securities Inc.	Repurchase Agreements	$105,871
Inverse Russell 2000® 2x Strategy Fund	Mizuho	Repurchase Agreements	$10,476,841

MANAGEMENT OF THE TRUST

Board Responsibilities. The management and affairs of the Trust are overseen by the Board under the laws of the State of Delaware and the 1940 Act. The Board is responsible for overseeing the management and affairs of the Funds. The Board has considered and approved contracts, as described below, under which certain companies provide essential management and administrative services to the Trust. Like most mutual funds, the day-to-day business of the Trust, including the day-to-day management of risk, is performed by third-party service providers, such as the Advisor, Distributor, and Rydex Fund Services, LLC (the “Servicer”). The Board is responsible for generally overseeing the Trust’s service providers. The Board has formed a Risk Oversight Committee to focus, in part, on the oversight of the risk management performed by the Trust’s service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or Funds. Under the oversight of the Board, the Risk Oversight Committee, and the Audit Committee (discussed in more detail below), the service providers to the Funds employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Funds to lessen the probability of the occurrence of such risks and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s operations and, consequently, for managing the risks associated with that activity. The Board periodically emphasizes to the Funds’ service providers the importance of consistent and vigorous risk management.

The Board’s role in risk management oversight begins before the inception of each fund, at which time the fund’s primary service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund. Additionally, the fund’s Advisor provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the fund’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the fund and its service providers, including in particular the Trust’s Chief Compliance Officer and the fund’s independent accountants. The Board, the Risk Oversight Committee and, with respect to identified risks that relate to its scope of expertise, the Audit Committee oversee efforts by management and service providers to manage risks to which the fund may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to each Fund by the Advisor and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Advisor, the Board meets with the Advisor to review such services. Among other things, the Board regularly considers the Advisor’s adherence to each Fund’s investment restrictions and compliance with Fund policies and procedures and with applicable securities regulations. The Board also reviews information about each Fund’s investments, including, for example, portfolio holdings schedules and reports on the Advisor’s use of higher-risk financial instruments, such as derivatives, in managing each Fund, if any, as well as reports on each Fund’s investments in other investment companies, if any. The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund and Advisor risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Advisor. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives periodic reports from each Fund’s service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Advisor’s Valuation and Credit Review Committees, in particular, make regular reports to the Board concerning investments for which market quotations are not readily available or as otherwise required in accordance with the 1940 Act or the Trust’s valuation procedures and the creditworthiness of investment counterparties, respectively. Annually, the Trust’s independent registered public accounting firm reviews with the Audit Committee its audit of each Fund’s financial statements, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in each Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Advisor, Chief Compliance Officer, independent registered public accounting firm, and other service providers, the Board, the Risk Oversight Committee, and the Audit Committee learn in detail about any material risks associated with each Fund, thereby facilitating a dialogue about how each of the service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect each Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve each Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives, it may not be made aware of all of the relevant information of a particular risk. Most of each Fund’s investment management and business affairs are carried out by or through each Fund’s Advisor and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from each Fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to limitations.

Members of the Board and Officers of the Trust. Set forth below are the names, ages (year of birth), position with the Trust, term of office, and the principal occupations for a minimum of the last five years of each of the persons currently serving as members of the Board and as Executive Officers of the Trust. Also included below is the term of office for each of the Executive Officers of the Trust. The members of the Board serve as Trustees for the life of the Trust or until retirement, removal, or their office is terminated pursuant to the Trust’s Declaration of Trust. Unless otherwise noted, the business address of each Trustee and Officer is 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.

The Chairman of the Board, John O. Demaret, is not an interested person, as that term is defined by the 1940 Act, of the Funds and is an “independent Trustee.” The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the Chairman of the Board is an independent Trustee; only one member of the eight-member Board is an interested Trustee; the fact that the chairperson of each Committee of the Board is an independent Trustee; and the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Fund management.

Trustees

Name, Address and Age of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Trustee
Interested Trustees
Donald C. Cacciapaglia* (62)	Trustee from 2012 to present.	Security Investors, LLC: President and CEO from April 2012 to present; Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present; and Channel Capital Group Inc.: Chairman and CEO from April 2002 to February 2010.	214	None.

Name, Address and Age of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Trustee
Independent Trustees
Corey A. Colehour (67)	Trustee and Member of the Audit, Governance, and Nominating Committees from 1999 to present.	Retired.	136	None.
J. Kenneth Dalton (72)	Trustee and Member of the Governance and Nominating Committees from 1999 to present; Member and Chairman of the Audit Committee from 2006 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	136	Trustee of Epiphany Funds (5) since 2009.
John O. Demaret (73)	Trustee and Member of the Audit Committee from 1999 to present; Chairman of the Board from 2006 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	136	None.
Werner E. Keller (73)	Vice Chairman of the Board of Trustees from 2010 to present; Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present.	Founder and President of Keller Partners, LLC (investment research firm) from 2005 to present.	136	None.

Name, Address and Age of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Trustee
Thomas F. Lydon, Jr. (53)	Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present.	President of Global Trends Investments (registered investment adviser) from 1996 to present.	136	Board of Directors of US Global Investors (GROW) since April 1995.
Patrick T. McCarville (71)	Trustee, Chairman of the Governance and Nominating Committees and Member of the Audit Committee from 1999 to present.	Retired. Chief Executive Officer of Par Industries, Inc., d/b/a Par Leasing from 1977 to 2010.	136	None.
Roger Somers (69)	Trustee and Member of the Audit, Governance, and Nominating Committees from 1999 to present.	Founder and Chief Executive Officer of Arrow Limousine from 1962 to present.	136	None.

*	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Advisor’s parent company.

**

The “Fund Complex” includes all closed- and open-end funds (including all of their portfolios) advised by the Advisor and any funds that have an investment adviser or servicing agent that is an affiliated person of the Advisor. Information provided is as of the date of this SAI.

Officers

Name, Address and Age of Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Donald C. Cacciapaglia (62)	President from 2012 to present.	Security Investors, LLC: President and CEO from April 2012 to present; Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present; and Channel Capital Group Inc.: Chairman and CEO from April 2002 to February 2010.
Michael P. Byrum (43)	Vice President from 2005 to present.

Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President, Security Investors, LLC; President & Chief Investment Officer, Rydex Holdings, LLC; Director & Chairman of the Board, Advisor Research Center, Inc.; and Manager, Rydex Specialized Products, LLC.

Previous: Guggenheim Distributors, LLC (f/k/a Rydex Distributors, LLC), Vice President (2009); Rydex Fund

Name, Address and Age of Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Services, LLC, Director (2009-2010) and Secretary (2002-2010); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010); and Secretary (2002-2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010), and Secretary (2002-2010); Rydex Holdings, LLC (f/k/a Rydex Holdings, Inc.), Secretary (2005-2008); Advisor Research Center, Inc., Secretary (2006-2009); and Rydex Specialized Products, LLC, Secretary (2005-2008).
Nick Bonos (50)	Vice President and Treasurer from 2003 to present.

Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer & Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund, and Security Mid Cap Growth Fund; and Vice President, Security Benefit Asset Management Holdings, LLC.

Previous: Security Global Investors, LLC, Senior Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Senior Vice President (2006-2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009); and Rydex Specialized Products, LLC, Chief Financial Officer (2005-2009).

Elisabeth Miller (45)	Chief Compliance Officer from 2012 to present.

Current: Chief Compliance Officer, Rydex Series Funds, Rydex Dynamic Funds, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, SBL Fund, Security Investors, LLC, Guggenheim Distributors, LLC, and Security Investors, LLC.

Previous: Senior Manager, Security Investors, LLC and Guggenheim Distributors, LLC (f/k/a Rydex Distributors, LLC) (2004-2009).

Joseph M. Arruda (46)	Assistant Treasurer from 2006 to present.

Current: Assistant Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund, and Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; and Chief Financial Officer & Manager, Rydex Specialized Products, LLC.

Previous: Vice President, Security Global Investors, LLC (2010-2011), Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) (2004-2011), and Rydex Advisors II, LLC (f/ka/ PADCO Advisors II, Inc.) (2004-2011).

Amy J. Lee (52)	Vice President from 2009 to present and Secretary from February 2012 to present.	Current: Managing Director, Guggenheim Investments; Senior Vice President & Secretary, Security Investors, LLC; Secretary and Vice President, Rydex ETF Trust, Rydex Dynamic Funds, Rydex Series Funds, SBL Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President & Secretary, Rydex Holdings, LLC; Secretary, Advisor Research Center,

Name, Address and Age of Officer	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Inc., Guggenheim Specialized Products, LLC, Guggenheim Distributors, LLC and Rydex Fund Services, LLC.

Previous: Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (1987-2012); Senior Vice President and Secretary, Security Global Investors, LLC (2007-2011), Rydex Advisors, LLC (f/ka/ PADCO Advisors, Inc.) (2010-2011), and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.) (2010-2011).

Board Standing Committees. The Board has established the following standing committees:

Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent trustees of the Trust. The Audit Committee operates pursuant to a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust’s independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; serving as a channel of communication between the independent registered public accounting firm and the Board; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm’s opinion, any related management letter, management’s responses to recommendations made by the independent registered public accounting firm in connection with the audit, if any, reports submitted to the Committee by the Trust’s service providers that are material to the Trust as a whole, and management’s responses to any such reports; reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust’s senior internal accounting executive, the independent registered public accounting firm’s report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Trust’s independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when auditing the Trust’s financial statements; and other audit related matters. Messrs. Colehour, Dalton, Demaret, Keller, Lydon, McCarville and Somers serve as members of the Audit Committee. The Audit Committee met four (4) times during the most recently completed fiscal year.

Governance Committee. The Board has a standing Governance Committee that operates under a written charter approved by the Board. The role of the Governance Committee is to assist the Board in assuring the effective governance of the Trust, including: (i) monitoring and making recommendations regarding committees of the Board, including the responsibilities of those committees as reflected in written committee charters, and committee assignments; (ii) making recommendations regarding the term limits and retirement policies applicable to the Independent Trustees of the Trust; (iii) considering and making recommendations to the Board concerning the compensation of the Independent Trustees, the Independent Chairman of the Board, including any special compensation for serving as chairman of a member of a committee of the Board, and expense reimbursement policies applicable to the Independent Trustees; (iv) periodically reviewing and making recommendations regarding the size and composition of the Board, including recommendations to the Board concerning the need to increase or decrease the size of the Board or to add individuals with special knowledge, skill sets or backgrounds to the Board; (v) overseeing the orientation and education processes for new Independent Trustees and continuing education of incumbent Independent Trustees; (vi) monitoring the independence and performance of legal counsel to the Independent Trustees and making recommendations to the Independent Trustees regarding the selection of independent counsel to the Independent Trustees; (vii) overseeing the process regarding the Board’s periodic self-assessments and making recommendations to the Board concerning that process; and (viii) making recommendations to the Board concerning all other matters pertaining to the functioning of the Board and committees of the Board and pertaining generally to the governance of the Trust. Messrs. Keller, Lydon, and McCarville serve as members of the Governance Committee. The Governance Committee met three (3) times during the most recently completed fiscal year.

Nominating Committee. The Board has a separate standing Nominating Committee that operates under a written charter approved by the Board. The role of the Nominating Committee is to identify, evaluate and nominate individuals to serve as trustees of the Trust including, shareholder recommendations for nominations to fill vacancies on the Board. The Nominating Committee does not currently have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Board members. Messrs. Keller, Lydon, and McCarville serve as members of the Nominating Committee. The Nominating Committee did not met during the most recently completed fiscal year.

Risk Oversight Committee. The Board has a separate standing Risk Oversight Committee that operates under a written charter approved by the Board. The role of the Risk Oversight Committee is to assist the Board in fulfilling its responsibility to oversee risk management activities applicable to the Funds, including systems failure, disaster recovery, business continuity and other operational risks; counterparty credit, liquidity, valuation, leverage and other market and investment risks; and legal and compliance risks. Messrs. Demaret, Keller, and Dalton, serve as members of the Risk Oversight Committee. The Risk Oversight Committee met twice during the most recently completed fiscal year.

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Trust and the Funds provided to them by management; to identify and request other information they may deem relevant to the performance of their duties; to question management and other service providers regarding material factors bearing on the management and administration of the Funds; and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Donald C. Cacciapaglia should serve as Trustee because of his prior experience working in the investment banking and financial services industries. He is President and Chief Operating Officer of the Advisor and of Guggenheim’s investment management business. Most recently he was Chairman and CEO of Channel Capital Group Inc. and its subsidiary broker-dealer Channel Capital Group LLC, a Guggenheim affiliated company. From 1996 until 2002 when he joined Channel Capital Group, Mr. Cacciapaglia held the position of Managing Director and Chief Operating Officer of the Investment Banking Group at PaineWebber. Additionally, in 1998, he started PaineWebber’s Private Equity Group and assumed responsibility for the coverage of Leveraged Buyout firms and the Investment Bank’s Business Development Group. Before that, Mr. Cacciapaglia was Chief Operating Officer of the Short and Intermediate Trading Group at CS First Boston (1995-1996). From 1977 to 1995, he held numerous positions at Merrill Lynch & Co., including Chief Operating Officer and Senior Managing Director of Investment Banking, Senior Managing Director of Global Fixed Income Research and Analytics and Managing Director of the Western Institutional Region for sales and trading in San Francisco. Mr. Cacciapaglia was a Senior Analyst with the Federal Reserve Bank of New York from 1973-1977. Licenses: Series 7, 63, 8, 3 and 24.

The Trust has concluded that Corey A. Colehour should serve as Trustee because of the experience he has gained as a Trustee of the Trust since 1999 and his prior experience working in the financial services industry. Mr. Colehour also has served as a member of the Audit, Nominating and Governance Committees since 1999. In addition to his experience as a Trustee of, and his extensive institutional knowledge of, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust, Mr. Colehour acquired valuable knowledge about the operations of a registered investment adviser in his role as President and Senior Vice President of Schield Management Company, an SEC registered investment adviser. Mr. Colehour’s significant tenure as a Trustee and his extensive knowledge of the financial services industry qualify Mr. Colehour to serve as Trustee of the Funds.

The Trust has concluded that J. Kenneth Dalton should serve as Trustee because of his role as a Trustee of the Trust since 1999 and his extensive knowledge of the banking and financial services industry. Mr. Dalton also has served as a member and Chairman of the Audit Committee since 2006, as a member of the Nominating and Governance Committees since 1999, and as a member of the Risk Oversight Committee since 2010. The expertise Mr. Dalton developed during his more than twenty nine (29) years in the mortgage and banking industries, including positions as President of CRAM Mortgage Service, Inc. and as the founder of the Dalton Group, a mortgage banking consulting firm, serves as a valuable resource for the Board when evaluating certain of the Funds’ investments and the conditions of the banking and mortgage industries in general, and complements the other Trustees’ areas of expertise. Mr. Dalton’s service as a trustee for another mutual fund company also provides invaluable experience and perspective to the Board and has contributed to Mr. Dalton’s knowledge of the mutual fund business.

The Trust has concluded that John O. Demaret should serve as Trustee and Chairman of the Board because of the experience he has gained as a Trustee of the Trust since 1999 and his experience as Chairman of the Board since 2006. Mr. Demaret also has served as a member of the Audit, Committee since 1999 and member of the Risk Oversight Committee since 2010. As Chairman of the Board, Mr. Demaret has experience working with all of the Trustees, Officers and management to effectively lead and communicate with the Board. In addition to his experience as a Trustee for Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust, Mr. Demaret also was Founder and CEO of Health Costs Controls America and served as General Counsel of the Chicago Transit Authority, and as a senior partner in a private legal practice. Based on his prior work experience and his experience serving as a Trustee and Chairman of the Board, Mr. Demaret has extensive knowledge of the mutual fund business and financial services industry.

The Trust has concluded that Werner E. Keller, CFA should serve as Trustee because of the experience he has gained as a Trustee of the Trust since 2005 and his prior experience working in the financial services industry. Mr. Keller also has served as a member of the Audit, Governance, and Nominating Committees since 2005. In addition, Mr. Keller has served as the Chairman of the Risk Oversight Committee since 2010. Mr. Keller serves as the Financial Expert of the Audit Committee. In addition to his experience as a Trustee for Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust, Mr. Keller acquired understanding about the operations of a registered investment adviser during his tenure as Founder and President of Centurion Capital Management, an SEC-registered investment adviser. He also held the position of

Director of Research for three NYSE member firms and taught courses in portfolio management and investment analysis at UCLA Extension. In addition, he has published several academic articles on quantitative investment topics. Mr. Keller’s service as a Trustee, specialized prior work experience, and knowledge of the financial services industry and mutual fund business qualify Mr. Keller to serve as a Trustee of the Funds.

The Trust has concluded that Thomas F. Lydon should serve as Trustee because of the experience he has gained as a Trustee of the Trust since 2005 and his prior work experience in the financial services industry. Mr. Lydon also has served as a member of the Audit, Governance and Nominating Committees since 2005. In addition to his experience as a Trustee of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust, Mr. Lydon is currently President of Global Trends Investments, an SEC registered investment adviser, where he has served since 1996. Mr. Lydon has also served on the board of U.S. Global Investors, Inc. (GROW), the investment adviser and transfer agent to thirteen open-end investment companies, since April 1995, and is the editor of ETF Trends, a website specializing in daily news and commentary about the ETF industry. He has also authored two books about ETFs. Based on his experience as a Trustee, his experience serving on another board, and his related work experience, Mr. Lydon has extensive knowledge of the mutual fund business and the financial services industry.

The Trust has concluded that Patrick T. McCarville should serve as Trustee because of the experience and institutional knowledge he has gained in his role as Trustee of the Trust since 1999. Mr. McCarville also has served as a member of the Audit Committee and as the Chairman of the Governance and Nominating Committees since 1999. Mr. McCarville contributes a wealth of business and management experience to the Board having founded Par Industries, Inc., a well-established equipment leasing business, and serving as its Chief Executive Officer for more than thirty years. Mr. McCarville continues to be active in the manufacturing industry and serves as a Director of Tomco Equipment Co., a manufacturer of cylinders for CO2 distribution. Based on his extensive business experience and experience serving as a Trustee, Mr. McCarville has extensive knowledge of the financial services industry.

The Trust has concluded that Roger Somers should serve as Trustee because of the experience and institutional knowledge he has gained in his role as Trustee of the Trust since 1999. Mr. Somers also has served as a member of the Audit, Governance and Nominating Committees since 1999. Mr. Somers has extensive business experience as the founder and president of a transportation company. Due to his business experience and experience serving as a Trustee of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust, Mr. Somers is very knowledgeable about the financial services industry.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Funds and each series of Rydex Series Funds, Rydex Variable Trust and Rydex ETF Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of the date of this SAI, the Trustees and the officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Fund Name	Dollar Range of Fund Shares [1]	Aggregate Dollar Range of Shares in Fund Complex Overseen by Trustee [1,2]
Interested Trustees
Donald C. Cacciapaglia	None	None	None
Independent Trustees
Corey A. Colehour	None	None	$10,001 - $50,000
J. Kenneth Dalton	None	None	$50,001 - $100,000
John O. Demaret	None	None	Over $100,000
Thomas F. Lydon, Jr.	None	None	None
Werner E. Keller	None	None	$50,001 - $100,000
Patrick T. McCarville	None	None	$50,001 - $100,000
Roger J. Somers	None	None	None

1	Information provided is as of December 31, 2012.
2	Includes the Trust, Rydex Series Funds, Rydex Variable Trust and Rydex ETF Trust.

Board Compensation. The following table sets forth compensation paid by the Trust for the fiscal year ended March 31, 2013:

Name of Trustee	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex[1]
Interested Trustees
Donald C. Cacciapaglia	$0	$0	$0	$0
Independent Trustees
Corey A. Colehour	$6,700	$0	$0	$163,500
J. Kenneth Dalton	$7,600	$0	$0	$183,500
John O. Demaret	$9,200	$0	$0	$223,500
Patrick T. McCarville	$7,100	$0	$0	$173,500
Roger J. Somers	$6,700	$0	$0	$163,500
Werner E. Keller	$7,600	$0	$0	$183,500
Thomas F. Lydon, Jr.	$6,700	$0	$0	$163,500

1	Represents total compensation for service as Trustee of the Trust, Rydex Series Funds, Rydex Variable Trust, and Rydex ETF Trust.

Code of Ethics

The Board has adopted a Combined Code of Ethics (the “Code of Ethics”) pursuant to Rule 17j-1 under the 1940 Act. The Advisor, Servicer and Distributor are also covered by the Code of Ethics. The Code of Ethics applies to the personal investing activities of the trustees, directors, officers and certain employees (“access persons”). Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings. The Code of Ethics is on file with the SEC and is available to the public.

Proxy Voting

The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Advisor. When voting proxies, the Advisor seeks to act solely in the best interest of each Fund and has adopted proxy policies, procedures and voting guidelines to assist in this endeavor. The Advisor’s proxy voting policies, procedures and voting guidelines are summarized below.

The Advisor utilizes the services of an outside proxy voting firm, ISS/RiskMetrics (“ISS”), to vote proxies and generally act as agent for the proxy process, to maintain proxy voting records, and to provide independent research on corporate governance, proxy and corporate responsibility issues. With certain exceptions, ISS will vote proxies on behalf of the Advisor and the Funds in accordance with the Advisor’s proxy voting guidelines. The Advisor periodically reviews its proxy voting guidelines and updates them as necessary to reflect new issues and any changes in its policies on specific issues.

A proxy may not be voted in accordance with the proxy voting guidelines if (i) it concerns a proposal that is not addressed by the proxy voting guidelines or (ii) it is a proposal for which the Advisor has indicated that a decision will be made on a case-by-case basis. Any such proposal will be referred to the investment team responsible for the management of the affected Fund. If the investment team determines that the proposal does not pose a material conflict of interest, the proposal will be voted in accordance with the investment team’s recommendation. If it is determined that a conflict of interest may exist, the investment team will consult with a committee composed of persons from the investment teams, compliance and legal, as necessary, to determine how best to vote the proxy. In such instances, the Advisor may vote the proxy in any of the following manners: (i) by referring the proxy proposal to the client, (ii) by disclosing to the client any potential conflict of interest and obtaining client ratification of the proxy vote, (iii) by using an independent third party to vote the proxy proposal, and (iv) by abstaining. The method selected by the Advisor to resolve any potential conflict may vary from one instance to another depending upon the facts and circumstances of the situation, but in each case, consistent with its duty of loyalty and care.

Where a proxy proposal pertains to a security on loan pursuant to a Fund’s securities lending arrangement, the Advisor will refrain from voting such securities where the costs to the Fund or administrative inconvenience of retrieving securities then on loan outweighs the benefit of voting. Additionally, for any Fund structured as a fund of funds, the Advisor will vote the Fund’s shares in the underlying fund in the same proportion as the vote of all other shareholders in that underlying fund (also called “mirror” or “echo” voting). With regard to voting proxies of foreign companies, the Advisor may weigh the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote.

The Trust annually discloses its complete proxy voting record on Form N-PX. A complete copy of the Advisor’s Proxy Voting Policy and the Trust’s most recent Form N-PX are available, without charge, upon request by calling 800.820.0888 or 301.296.5100 or by writing to the Trust at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850. The Trust’s Form N-PX is also available on the SEC’s website at www.sec.gov.

The Advisor and the Advisory Agreement

Security Investors, LLC, located at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, is a registered investment adviser and provides portfolio management services to each Fund pursuant to an advisory contract with the Trust. The Advisor is a Kansas limited liability company, doing business since November 27, 1961, and has been a federal registered investment adviser since 1971. The Advisor does business as Guggenheim Investments. The Advisor is a subsidiary of Security Benefit Corporation, which is wholly owned by Guggenheim SBC Holdings, LLC, a special purpose entity managed by an affiliate of Guggenheim Partners, LLC, a diversified financial services firm with more than $170 billion in assets under supervision. Guggenheim Investments represents the investment management division of Guggenheim Partners, LLC.

Pursuant to an investment advisory agreement between the Trust and the Advisor, dated March 1, 2012, as amended from time to time (the “Advisory Agreement”), the Advisor serves as the investment adviser for each series of the Trust and provides investment advice to the Funds, in accordance with the investment objectives, policies, and limitations of the Funds, and oversees the day-to-day operations of the Funds, subject to the general supervision and control of the Board and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Board members who are affiliated with or interested persons of the Advisor. Pursuant to the Advisory Agreement, each Fund pays the Advisor a fee, which is calculated daily and paid monthly, at an annual rate of 0.90% of the average daily net assets of the Fund. The Advisor may, from time to time reimburse certain expenses of the Funds in order to limit the Funds’ operating expenses as described in the Prospectuses. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

For the fiscal years ended December 31, 2010, 2011 and 2012 and for the fiscal period from January 1, 2013 through March 31, 2013, the Funds paid the following investment advisory fees to the Advisor:

Fund Name	Fund Inception Date	Advisory Fee	Advisory Fees Paid for the Fiscal Year Ended December 31, 2010	Advisory Fees Paid for the Fiscal Year Ended December 31, 2011	Advisory Fees Paid for the Fiscal Year Ended December 31, 2012	Advisory Fees Paid for the Fiscal Period from January 1, 2013 through March 31, 2013
S&P 500® 2x Strategy Fund	05/19/00	0.90%	$1,369,680	$1,214,391	$1,006,055	$223,848
Inverse S&P 500® 2x Strategy Fund	05/19/00	0.90%	$1,820,386	$1,281,227	$823,627	$150,450
NASDAQ-100® 2x Strategy Fund	05/24/00	0.90%	$1,837,754	$1,892,810	$2,159,912	$443,239
Inverse NASDAQ-100® 2x Strategy Fund	05/23/00	0.90%	$722,564	$515,592	$411,797	$104,488
Dow 2x Strategy Fund	02/20/04	0.90%	$270,950	$298,599	$296,005	$64,313
Inverse Dow 2x Strategy Fund	02/20/04	0.90%	$415,717	$309,871	$213,374	$34,115
Russell 2000® 2x Strategy Fund	05/31/06	0.90%	$355,211	$383,968	$345,406	$126,897
Inverse Russell 2000® 2x Strategy Fund	05/31/06	0.90%	$365,162	$294,458	$259,056	$63,788

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Board members who are not parties to the Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to a Fund, by a majority of the outstanding shares of the Fund, on not less than 60 days’ written notice to the Advisor, or by the Advisor on 60 days’ written notice to the Trust. The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Portfolio Managers

This section includes information about each Fund’s portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

Other Accounts Managed by Portfolio Managers. Including the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts, as follows:

Name	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
	Number of Accounts	Total Assets (Millions)	Number of Accounts	Total Assets (Millions)	Number of Accounts	Total Assets (Millions)
Michael P. Byrum	136	$14,029.20	0	$0	1	$61.78
Michael Dellapa	110	$6,290.83	0	$0	0	$0
Ryan Harder	136	$14,029.20	0	$0	1	$61.78

*	Information provided is as of March 31, 2013. None of the accounts managed by the portfolio managers are subject to performance based advisory fees.

Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as one of the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Portfolio Manager Compensation. The Advisor compensates portfolio management staff for their management of each Fund’s portfolio. Compensation is evaluated qualitatively based on their contribution to investment performance and factors such as teamwork and client service efforts. The Advisor’s staff incentives may include: a competitive base salary, bonus determined by individual and firm wide performance, equity participation, co-investment options, and participation opportunities in various investments. The Advisor’s deferred compensation program includes equity that vests over a period of years. All employees of the Advisor are also eligible to participate in a 401(k) plan to which a discretionary match may be made after the completion of each plan year.

Fund Shares Owned by Portfolio Managers. The following table shows the dollar amount range of each portfolio manager’s “beneficial ownership” of shares of each Fund he manages as of the Trust’s most recently completed fiscal year end. Unless noted below, the portfolio managers did not own shares of the Funds as of March 31, 2013. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act.

Portfolio Manager	Fund Name	Dollar Range of Shares Owned
Michael P. Byrum	None	None
Michael Dellapa	None	None
Ryan Harder	Russell 2000® 2x Strategy Fund	$100,001 - $500,000

The Administrative Service Agreement and Accounting Service Agreement

General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by Rydex Fund Services, LLC, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, subject to the general supervision and control of the Board and the officers of the Trust, pursuant to a Service Agreement between the Trust and the Servicer.

Under the Service Agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund’s shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to each Fund under the service agreement. In consideration for its services, the Servicer is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets of each Fund.

For the fiscal years ended December 31, 2010, 2011 and 2012 and for the fiscal period January 1, 2013 through March 31, 2013, the Funds paid the following service fees to the Servicer:

Fund Name	Fund Inception Date	Service Fees Paid For the Fiscal Year Ended December 31, 2010	Service Fees Paid For the Fiscal Year Ended December 31, 2011	Service Fees Paid For the Fiscal Year Ended December 31, 2012	Service Fees Paid For the Fiscal Period January 1, 2013 through March 31, 2013
S&P 500® 2x Strategy Fund	05/19/00	$380,467	$337,330	$279,460	$62,180
Inverse S&P 500® 2x Strategy Fund	05/19/00	$505,662	$355,896	$228,786	$41,792
NASDAQ-100® 2x Strategy Fund	05/24/00	$510,487	$525,780	$599,975	$123,122
Inverse NASDAQ-100® 2x Strategy Fund	05/23/00	$200,712	$143,220	$114,388	$29,025
Dow 2x Strategy Fund	02/20/04	$75,264	$82,944	$82,224	$17,865

Fund Name	Fund Inception Date	Service Fees Paid For the Fiscal Year Ended December 31, 2010	Service Fees Paid For the Fiscal Year Ended December 31, 2011	Service Fees Paid For the Fiscal Year Ended December 31, 2012	Service Fees Paid For the Fiscal Period January 1, 2013 through March 31, 2013
Inverse Dow 2x Strategy Fund	02/20/04	$115,477	$86,075	$59,271	$9,477
Russell 2000® 2x Strategy Fund	05/31/06	$98,669	$106,658	$95,947	$35,250
Inverse Russell 2000® 2x Strategy Fund	05/31/06	$101,434	$81,794	$71,960	$17,719

Pursuant to an Accounting Services Agreement, the Servicer serves as Accounting Services Agent and performs certain record keeping and accounting functions, including the determination of NAVs, for a fee calculated at an annual percentage rate of 0.15% of the average daily net assets of the Funds. Certain officers and members of the Board of the Trust are also officers and directors of the Servicer.

For the fiscal years ended December 31, 2010, 2011 and 2012 and for the fiscal period from January 1, 2013 through March 31, 2013, the Funds paid the following accounting service fees to the Servicer:

Fund Name	Fund Inception Date	Accounting Service Fees Paid for the Fiscal Year Ended December 31, 2010	Accounting Service Fees Paid for the Fiscal Year Ended December 31, 2011	Accounting Service Fees Paid for the Fiscal Year Ended December 31, 2012	Accounting Service Fees Paid for the Fiscal Period from January 1, 2013 through March 31, 2013
S&P 500® 2x Strategy Fund	05/19/00	$228,281	$202,399	$167,678	$37,308
Inverse S&P 500® 2x Strategy Fund	05/19/00	$303,399	$213,539	$137,273	$25,076
NASDAQ-100® 2x Strategy Fund	05/24/00	$306,293	$315,470	$359,989	$73,874
Inverse NASDAQ-100® 2x Strategy Fund	05/23/00	$120,428	$85,932	$68,634	$17,415
Dow 2x Strategy Fund	02/20/04	$45,159	$49,767	$49,335	$10,720
Inverse Dow 2x Strategy Fund	02/20/04	$69,286	$51,645	$35,563	$5,686
Russell 2000® 2x Strategy Fund	05/31/06	$59,208	$63,995	$57,569	$21,150
Inverse Russell 2000® 2x Strategy Fund	05/31/06	$60,861	$49,076	$43,177	$10,632

Distribution

Pursuant to a distribution agreement between the Trust and the Distributor dated March 1, 2012 (the “Distribution Agreement”), Guggenheim Distributors, LLC, located at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, serves as distributor for the shares of each Fund under the general supervision and control of the Board and the officers of the Trust. The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Funds. The Distributor is an affiliate of the Advisor.

The Distribution Agreement grants the Distributor the exclusive right to distribute the shares of the Funds. In addition, the Distribution Agreement permits the Distributor to receive as compensation any front-end sales load or contingent deferred sales charge collected by the Funds or other asset-based sales charges collected pursuant to any distribution or shareholder services plans adopted by the Funds on behalf of the various classes of shares. Each of the Fund’s current distribution and shareholder services plans, as well as a description of the services performed under each, are described below.

A-Class Distribution Plan – Each Fund has adopted a Distribution Plan applicable to A-Class Shares (the “A-Class Plan”). The A-Class Plan allows each Fund to pay distribution fees to the Distributor and other firms that provide distribution services (“Service Providers”). Each Fund will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. The Distributor generally will, in turn, pay the Service Providers out of its fees. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges and will increase the cost of your investment.

For the fiscal year ended December 31, 2012 and for the fiscal period January 1, 2013 through March 31, 2013, the Funds paid the following fees pursuant to the A-Class Plan:

Fund Name	Fund Inception Date	12b-1 Fee	12b-1 Fees Paid for the Fiscal Year Ended December 31, 2012	12b-1 Fees Paid for the Fiscal Period January 1, 2013 through March 31, 2013
S&P 500® 2x Strategy Fund	05/19/00	0.25%	$14,755	$3,879
Inverse S&P 500® 2x Strategy Fund	05/19/00	0.25%	$11,516	$2,584
NASDAQ-100® 2x Strategy Fund	05/24/00	0.25%	$14,644	$3,731
Inverse NASDAQ-100® 2x Strategy Fund	05/23/00	0.25%	$1,842	$363
Dow 2x Strategy Fund	02/20/04	0.25%	$11,162	$2,561
Inverse Dow 2x Strategy Fund	02/20/04	0.25%	$3,015	$428
Russell 2000® 2x Strategy Fund	05/31/06	0.25%	$6,269	$1,752
Inverse Russell 2000® 2x Strategy Fund	05/31/06	0.25%	$2,329	$538

C-Class Distribution and Shareholder Servicing Plan – Each Fund has adopted a Distribution and Shareholder Services Plan for C-Class Shares (the “C-Class Plan”). Under the C-Class Plan, the Distributor, or designated Service Providers, may receive up to a total of 1.00% of each Fund’s assets attributable to C-Class Shares as compensation for distribution and shareholder services pursuant to Rule 12b-1 under the 1940 Act. The C-Class Plan allows for payment of up to 0.75% of each Fund’s assets attributable to C-Class Shares as compensation for distribution services and up to 0.25% of each Fund’s assets attributable to C-Class Shares as compensation for shareholder services.

For the fiscal year ended December 31, 2012 and for the fiscal period from January 1, 2013 through March 31, 2013, the Funds paid the following fees pursuant to the C-Class Plan:

Fund Name	Fund Inception Date	12b-1 Fee	12b-1 Fees Paid for the Fiscal Year Ended December 31, 2012	12b-1 Fees Paid for the Fiscal Period January 1, 2013 through March 31, 2013
S&P 500® 2x Strategy Fund	05/19/00	1.00%	$114,838	$24,460

Fund Name	Fund Inception Date	12b-1 Fee	12b-1 Fees Paid for the Fiscal Year Ended December 31, 2012	12b-1 Fees Paid for the Fiscal Period January 1, 2013 through March 31, 2013
Inverse S&P 500® 2x Strategy Fund	05/19/00	1.00%	$57,362	$9,337
NASDAQ-100® 2x Strategy Fund	05/24/00	1.00%	$145,085	$28,789
Inverse NASDAQ-100® 2x Strategy Fund	05/23/00	1.00%	$21,613	$4,774
Dow 2x Strategy Fund	02/20/04	1.00%	$26,805	$7,266
Inverse Dow 2x Strategy Fund	02/20/04	1.00%	$10,598	$2,198
Russell 2000® 2x Strategy Fund	05/31/06	1.00%	$18,400	$5,797
Inverse Russell 2000® 2x Strategy Fund	05/31/06	1.00%	$14,707	$2,126

H-Class Distribution Plan and Shareholder Services Plan – Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “H-Class Plan”) and a Shareholder Services Plan applicable to H-Class Shares. Under the H-Class Plan, the Distributor, or designated Service Providers, may receive up to 0.25% of each Fund’s assets attributable to H-Class Shares as compensation for distribution services provided to that Fund. The Shareholder Services Plan permits the payment of up to 0.25% of each Fund’s assets attributable to H-Class Shares to designated Service Providers as compensation for providing shareholder services, which are not primarily intended to result in the sale of the shares of the Funds.

For the fiscal year ended December 31, 2012 and for the fiscal period from January 1, 2013 through March 31, 2013, the Funds paid the following fees pursuant to the H-Class Plan:

Fund Name	Fund Inception Date	12b-1 Fee	12b-1 Fees Paid for the Fiscal Year Ended December 31, 2012	12b-1 Fees Paid for the Fiscal Period January 1, 2013 through March 31, 2013
S&P 500® 2x Strategy Fund	05/19/00	0.25%	$235,996	$52,187
Inverse S&P 500® 2x Strategy Fund	05/19/00	0.25%	$202,930	$36,874
NASDAQ-100® 2x Strategy Fund	05/24/00	0.25%	$549,061	$112,194
Inverse NASDAQ-100® 2x Strategy Fund	05/23/00	0.25%	$107,144	$27,469
Dow 2x Strategy Fund	02/20/04	0.25%	$64,362	$13,488
Inverse Dow 2x Strategy Fund	02/20/04	0.25%	$53,607	$8,500
Russell 2000® 2x Strategy Fund	05/31/06	0.25%	$85,079	$32,049
Inverse Russell 2000® 2x Strategy Fund	05/31/06	0.25%	$65,956	$16,650

Description of Distribution Services and Shareholder Services – Distribution services may include: (i) services in connection with distribution assistance, or (ii) payments to financial institutions and other financial intermediaries, such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, mutual fund “supermarkets” and the Distributor’s affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Funds), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

Shareholder services may include: (i) maintaining accounts relating to clients that invest in shares; (ii) arranging for bank wires; (iii) responding to client inquiries relating to the services performed by the Service Providers; (iv) responding to inquiries from clients concerning their investment in shares; (v) assisting clients in changing dividend options, account designations and addresses; (vi) providing information periodically to clients showing their position in shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Funds on behalf of clients.

Other Distribution or Service Arrangements — The Advisor, the Distributor or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Funds or their shareholders), may provide additional cash payments or non-cash compensation to some, but not all, broker/dealers and other financial intermediaries (including payments to affiliates of the Advisor or Distributor) who sell shares of the Funds or render investor services to Fund shareholders (directly or indirectly via sales of variable insurance contracts or the provision of services in connection with retirement plans). Such payments and compensation are in addition to any sales charges paid by investors or Rule 12b-1 plan fees, service fees and other fees paid, directly or indirectly, by the Funds to such brokers and other financial intermediaries. These arrangements are sometimes referred to as “revenue sharing” arrangements. Revenue sharing arrangements are not financed by the Funds, and thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ Prospectuses, and they do not change the price paid by investors for the purchase of a Fund’s shares or the amount received by a shareholder as proceeds from the redemption of Fund shares.

Such compensation may be paid to financial intermediaries that provide services to the Funds and/or shareholders in the Funds, including (without limitation) shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Such compensation may also be paid to financial intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement or compensation in cases where the intermediary provides services to shareholders. To the extent permitted by applicable law, the Distributor and other parties may pay or allow other incentives and compensation to such financial intermediaries. The Distributor generally periodically assesses the advisability of continuing to make these payments.

These payments may take a variety of forms, including (without limitation) compensation for sales, “trail” fees for shareholder servicing and maintenance of investor accounts, and finder’s fees. Revenue sharing payments may be structured: (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) as a fixed dollar amount.

As of the date of this SAI, the Distributor and/or the Advisor have revenue sharing arrangements with the following financial intermediaries, pursuant to which the Distributor and/or the Advisor pay the following fees, based on the assets invested in the Funds, for services provided to the Trust and Rydex Series Funds, which includes series and classes of shares not offered in this SAI:

Financial Intermediary	Payments During Last Fiscal Year
Fidelity Investments	$3,453,680
Charles Schwab & Co., Inc. (Schwab)	$2,684,033
Morgan Stanley & Co., Incorporated	$1,124,410

Financial Intermediary	Payments During Last Fiscal Year
Wells Fargo Investments LLC	$788,464
Pershing LLC	$765,380
TD Ameritrade	$315,294
Ceros Financial Services, Inc.	$309,263
UBS Financial	$247,455
LPL Financial Corporation	$197,540
Ameriprise	$121,470
E*Trade	$120,421
Nationwide	$104,369
RBC	$100,944
UBS Financial	$97,453
Merrill Lynch & Co, Inc.	$51,918
Vanguard	$34,339
Security Benefit Corporation	$16,627
Raymond James Financial, Inc.	$13,038
Prudential Financial	$7,194
Oppenheimer & Co.	$5,622
Lincoln Investment Planning	$4,296
Southwest Securities	$1,553
Davenport & Co.	$197
Legend Equities	$143
The Distributor may enter into revenue sharing arrangements with other financial intermediaries and may modify existing revenue sharing arrangements with the intermediaries indicated above.

In addition, while the Distributor typically pays most of the sales charge applicable to the sale of Fund shares to brokers and other financial intermediaries through which purchases are made, the Distributor may, on occasion, pay the entire sales charge.

From time to time, the Distributor and its affiliates may also pay non-cash compensation to brokers and other financial intermediaries in the form of, for example: (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events. For example, representatives of the Distributor visit brokers and other financial intermediaries on a regular basis to educate them about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

The compensation or reimbursement received by brokers and other financial intermediaries through sales charges, fees payable from the Funds, and/or revenue sharing arrangements for selling shares of the Funds may be more or less than the overall compensation or reimbursement on similar or other products and may influence your broker or other financial intermediary to present and recommend the Funds over other investment options available in the marketplace. In addition, depending on the arrangements in place at any particular time, your broker or other financial intermediary may have a financial incentive for recommending a particular class of Fund shares over other share classes.

Shareholders may obtain more information about these arrangements, including the conflicts of interests that such arrangements may create, from their brokers and other financial intermediaries and should so inquire if they would like additional information. A shareholder may ask his or her broker or financial intermediary how he or she will be compensated for investments made in the Funds.

Although the Funds may use financial firms that sell Fund shares to effect transactions for each Fund’s portfolio, the Advisor will not consider the sale of Fund shares as a factor when choosing financial firms to effect those transactions.

Costs and Expenses

Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; the costs and expenses of redeeming shares of a Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the Funds pays an equal portion of the trustee fees and expenses for attendance at Board meetings for the Board members who are not affiliated with, or interested persons of, the Advisor.

Business Continuity and Disaster Recovery

The Advisor, the Distributor and the Servicer have developed a joint Business Continuity and Disaster Recovery Program (the “Program”) that is designed to minimize the disruption of normal business operations in the event of a disaster. While the Advisor, Distributor and Servicer believe that the Program is comprehensive and should enable them to survive a disaster and reestablish normal business operations in a timely manner, under certain unusual or unexpected circumstances the Advisor, Distributor and/or Servicer could be prevented or hindered from providing services to the Funds for extended periods of time. These circumstances may include, without limitation, acts of God, acts of government in its sovereign or contractual capacity, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions. Under each of the Advisor’s, Distributor’s and Servicer’s agreement with the Trust, absent willful misfeasance, bad faith or gross negligence on the part of each of the Advisor, Distributor or Servicer, or the reckless disregard of their respective obligations, the Advisor, Distributor and Servicer generally will not be liable for any related losses to the Funds or to the Funds’ shareholders as a result of such an occurrence.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

For a list of the control persons and principal holders of securities of each Fund as of July 1, 2013, please see Appendix A to this SAI.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectuses entitled “Calculating Net Asset Value.” The NAV of a Fund serves as the basis for the purchase and redemption price of that Fund’s shares. The NAV of a Fund is calculated by dividing the market value of the Fund’s securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Advisor using methods established or ratified by the Board.

Equity securities traded on a domestic securities exchange (including ETFs) are usually valued at the last sale price on that exchange on the day the valuation is made. If no sale is reported, the last current bid price is usually used. Over-the-counter (“OTC”) securities held by a Fund are typically valued at the NASDAQ Official Closing Price (“NOCP”) on the valuation date or, if no NOCP is reported, the last reported bid price is used. The portfolio securities of a Fund that are usually valued on multiple exchanges or markets are taken at the last sales price of such securities on the principal exchange or market on which they are traded.

Debt securities with a remaining maturity greater than 60 days will be generally valued based on independent pricing services, except as specified below. A Fund will utilize the amortized cost method in valuing its commercial paper and discount notes with maturities of 60 days or less for purposes of determining the NAV of its shares even though the portfolio securities may increase or decrease in market value, generally, in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, this method may result in periods during which value, as determined by amortized cost, is higher or lower than the price that a Fund would receive if the Fund sold the instrument.

For investments in an underlying open-end mutual fund, a Fund usually values its investment in the underlying fund at its NAV. The NAV of each underlying fund is calculated by dividing the market value of the underlying fund’s securities plus the value of its other assets, less all liabilities, by the number of outstanding shares of the underlying fund.

Options on securities and indices purchased by a Fund generally are valued at their last sales price on the exchange in the case of exchange-traded options; in the case of options traded in the OTC market, the Fund will seek a quote from broker-dealers and the option generally will be valued at the average of prices unless there is only one dealer, in which case that dealer’s price may be used. An exchange-traded futures contract will be valued based upon the first tick after the close of regular trading on the NYSE. Options on futures contracts traded on an exchange will be valued at the last trade price prior to the close of regular trading on the NYSE.

The value of total return index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. The value of credit default swaps will be marked to the price at which orders are then being filled (or, if the orders are being filled at different prices, the average of such prices). If no comparable trade has occurred, the Fund will seek a quote from three broker-dealers, and the swap will be valued at the average of the three prices so provided, unless it is concluded that any such quote does not represent fair value, in which case the swap will be valued at the average of the remaining prices.

The loans (including syndicated bank loans) in which a Fund may invest are not usually listed on any securities exchange or board of trade. Typically, such loans are valued using information provided by an independent third party pricing service.

For valuation purposes, assets initially expressed in foreign currency values will be converted into U.S. dollar values at the rate at which local currencies can be sold to buy U.S. dollars as obtained from a third-party pricing service/vendor as set forth in the Funds’ procedures.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued either at the average of the last bid price of the securities obtained from two or more dealers or otherwise at their respective fair value as determined in good faith by, or under procedures established by the Board. The Board has adopted fair valuation procedures for the Funds and has delegated responsibility for fair value determinations to the Fair Valuation Committee, which consists of members of the Advisor and the Servicer. The members of the Fair Valuation Committee report, as necessary, to the Board regarding portfolio valuation determination. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.

PURCHASE, EXCHANGE AND REDEMPTION OF SHARES

Minimum Investment Requirements

Shareholders will be informed of any increase in the minimum investment requirements by a new prospectus or a prospectus supplement, in which the new minimum investment amount is disclosed. The Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder’s most recent purchase of Fund shares. However, a Fund will provide you with at least 30 days’ written notice to allow you sufficient time to add to your account and avoid the redemption of your shares. The Trust may also charge an annual maintenance fee to an account whose balance has fallen below the minimum investment amount without prior notification.

Retirement Account Fees

An annual maintenance fee of $15 will be charged on the following retirement plans: IRA, SEP, Roth IRA, 403(b), SIMPLE, Coverdell-ESA and Guggenheim Investments prototype money purchase plan and profit sharing plan accounts. You may pay the annual fee at any time during the calendar year by sending Guggenheim Investments a check. If the annual maintenance fee is not paid separately prior to December, it will be deducted automatically from your account.

An account closing fee of $15 will be charged upon liquidation of the following retirement accounts: IRA, SEP, Roth IRA, 403(b), SIMPLE and Coverdell-ESA. This fee will be deducted from the proceeds of your redemption. Guggenheim Investments will waive the annual maintenance fee if a liquidation fee is being charged. Guggenheim Investments also may waive the annual maintenance fee and any applicable account closing fee for certain 403(b) retirement plan accounts. For more information about the applicability of these fees, please contact Guggenheim Investments Client Services at 800.820.0888.

Guggenheim Investments EIP and Employee Accounts are not subject to IRA maintenance or liquidation fees.

Tax Consequences

Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax adviser. Other shareholders should consider the tax consequences of any redemption.

Suspension of the Right of Redemption

The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings), or trading is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC, by order, may permit for the protection of Fund investors. In cases where Nasdaq, the CME, Chicago Board Options Exchange (“CBOE”), CBOT, or any foreign market where the Funds’ securities trade, as appropriate, is closed or trading is restricted, a Fund may ask the SEC to permit the right to redemption to be suspended. On any day that any of the securities exchanges on which the Funds’ securities trade close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received. Any order received after that time will receive the next business day’s NAV.

Holidays

The NYSE, the Federal Reserve Bank of New York, the Nasdaq, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays: (i) New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day; and (ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time. In addition, the U.S. Government Bond Market is closed on Columbus Day and Veterans’ Day and will likely close early the business day before New Year’s Day, Good Friday, Memorial Day, Thanksgiving (day after), and Christmas, as recommended by the Bond Market Association.

Redemptions In-Kind

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of a Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). The Trust has elected to be governed by Rule 18f-1 under the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund’s NAV during any 90-day period. Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

SALES CHARGES, REDUCTIONS AND WAIVERS

Initial Sales Charges / Dealer Reallowances. A-Class Shares of the Funds are sold subject to a front-end sales charge as described in the A-Class Shares Prospectus. The sales charge is used to compensate the Distributor and participating securities dealers for their expenses incurred in connection with the distribution of the Funds’ shares. You may also be charged a transaction or other fee by the financial institution managing your account.

Selling dealers are normally reallowed a portion of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of A-Class Shares.

Amount of Investment	Authorized Dealer Commission as % of Offering Price
Less than $100,000	4.00%
$100,000 but less than $250,000	3.00%
$250,000 but less than $500,000	2.25%
$500,000 but less than 1,000,000	1.75%
Greater than $1,000,000	1.00%

Reduced Sales Charges. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your securities dealer are responsible for providing sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

Rights of Accumulation

You may qualify for reduced initial sales charges based upon your existing investment in shares of any Fund at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, the Distributor takes into account not only the money which is invested upon such proposed purchase, but also the value of all A-Class and C-Class Shares of the Funds that you own.

If you qualify for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if you already own qualifying A-Class or C-Class Shares of any Fund with a value of $80,000 and wish to invest an additional $40,000 in an A-Class Share of a Fund, the reduced initial sales charge of 4.75% will apply to the full $40,000 purchase and not just to the $20,000 in excess of the $100,000 breakpoint.

To qualify for obtaining the discount applicable to a particular purchase, you or your securities dealer must furnish the Servicer with a list of the account numbers and the names in which your Fund accounts are registered at the time the purchase is made.

Aggregating Accounts (Group Purchases)

1.

To receive a reduced sales charge on A-Class Shares, investments in any A-Class or C-Class Shares made by you, your spouse and your children under the age of 21 may be aggregated if made for your/their own account(s) and:

•

trust accounts established by the above individuals. However, if the person(s) who established the trust is/are deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

•	solely controlled business accounts;
•	single participant retirement plans; or
•	endowments or foundations established and controlled by you or your immediate family.

2.

Investments made by a trustee or other fiduciary for a single trust estate or fiduciary account and multiple-employee benefit plans of a single employer or affiliated employers – provided they are not aggregated with individual accounts – may also be aggregated.

3.

Similarly, investments made for participant accounts of a 403(b) plan that is treated like an employer-sponsored plan, or multiple 403(b) plans of a single employer or affiliated employers, may be aggregated. In addition, investments made for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization may be aggregated. Finally, investments made by a common trust fund or other diversified pooled accounts not specifically formed for the purpose of accumulating fund shares may be aggregated.

Some accounts cannot be aggregated. At the request of certain investment firms, some accounts are set up as “street name” or “nominee” accounts. This means that the investment firm has sole access, and that the Funds have limited access, to the investment firm’s clients’ account information. Since the Servicer has little or no access to certain nominee or street name account information, these accounts generally may not be aggregated for the purpose of receiving reduced sales charges. Check with your securities dealer to determine if this applies to your account.

Letters of Intent

You may also pay reduced initial sales charges by indicating on the account application that you intend to provide a Letter of Intent (“LOI”), and then fulfilling the conditions of that LOI.

The LOI confirms the total investment in shares of the Funds that you intend to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, you indicate that you understand and agree to the terms of the LOI and that you are bound by the provisions described below:

Calculating the Initial Sales Charge:

•

Each purchase of Fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on “Initial Sales Charges” in the Prospectus).

•	It is your responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

•	The offering price may be further reduced as described below above under “Rights of Accumulation” if the Servicer is advised of all other accounts at the time of the investment.

•	Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

Calculating the Number of Shares to be Purchased

•	Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

•

Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

•

If you meet the original obligation at any time during the 13-month period, you may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

•	The Servicer will process necessary adjustments upon the expiration or completion date of the LOI.

Fulfilling the Intended Investment

•

By signing an LOI, you are not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, you will have to pay the increased amount of sales charge.

•

To assure compliance with the provisions of the 1940 Act, the Servicer will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to you. All shares purchased, including those escrowed, will be registered in your name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

•

If the intended investment is not completed, you will pay the Servicer the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If you do not pay such difference within 20 days of the expiration date, you irrevocably appoint the Servicer as your attorney-in-fact to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

Canceling the LOI

•	If at any time before completing the LOI Program you wish to cancel the agreement, you must give written notice to the Distributor.

•

If at any time before completion the LOI Program you request the Servicer to liquidate or transfer beneficial ownership of your total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Servicer will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

Sales Charge Waivers. The A-Class Shares’ initial sales charges will be waived for certain types of investors as described in the Prospectuses.

Calculation and Waiver of Contingent Deferred Sales Charges. Any contingent deferred sales charge imposed upon redemption of A-Class Shares (purchased in amounts of $1,000,000 or more)

or C-Class Shares is a percentage of the lesser of (1) the NAV of the shares redeemed or (2) the net cost of such shares. No contingent deferred sales charge is imposed upon redemption of amounts derived from (1) increases in the value above the net cost of such shares due to increases in the NAV per share of a Fund; (2) shares acquired through reinvestment of income dividends and capital gain distributions; or (3) A-Class Shares or C-Class Shares held for more than one year. Upon request for redemption, shares not subject to the contingent deferred sales charge will be redeemed first. Thereafter, shares held the longest will be the first to be redeemed.

The contingent deferred sales charge is waived: (1) following the death or disability of a shareholder; (2) when the 1.00% sales commission was not paid to the intermediary at the time of purchase; (3) upon the redemption of the first 10% of shares that are sold within 12 months of purchase; (4) in connection with required minimum distributions in the case of an IRA, SARSEP or Keogh or any other retirement plan qualified under Section 401(a), 401(k) or 403(b) of the Internal Revenue Code; and (5) in the case of distributions from retirement plans qualified under Section 401(a) or 401(k) of the Internal Revenue Code due to (i) returns of excess contributions to the plan, (ii) retirement of a participant in the plan, (iii) a loan from the plan (repayment of loans, however, will constitute new sales for purposes of assessing the contingent deferred sales charge), (iv) “financial hardship” of a participant in the plan, as that term is defined in Treasury Regulation Section 1.401(k)-1(d)(2), as amended from time to time, (v) termination of employment of a participant in the plan, (vi) any other permissible withdrawal under the terms of the plan.

Systematic Withdrawal Plan

A Systematic Withdrawal Plan may be established by shareholders who wish to receive regularly scheduled payments. Please refer to the Systematic Withdrawal Plan Request form for additional payment options. The form can be found within the Customer Service section of the www.guggenheiminvestments.com website. There is no service charge on the Plan.

Sufficient shares will be liquidated at NAV to meet the specified withdrawals. Liquidation of shares may deplete or possibly use up the investment, particularly in the event of a market decline. Payments cannot be considered as actual yield or income since part of such payments is a return of capital and may constitute a taxable event to the shareholder. The maintenance of a Withdrawal Plan concurrently with purchases of additional shares of the Fund would be disadvantageous because of the sales commission payable in respect to such purchases. During the withdrawal period, no payments will be accepted under an Automatic Investment Plan. Income dividends and capital gains distributions are automatically reinvested at NAV.

The shareholder receives confirmation of each transaction showing the source of the payment and the share balance remaining in the Plan. A Plan may be terminated on written notice by the shareholder or by the Fund, and it will terminate automatically if all shares are liquidated or withdrawn from the account.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Dividends from net investment income and any distributions of net realized capital gains from each Fund will be distributed as described in the Fund’s Prospectuses under “Dividends and Distributions,” provided, however, in all instances distributions will be made at such times and in such amounts as necessary to comply with the distribution requirements of the Internal Revenue Code. A Fund may make additional distributions (i) to the extent necessary or advisable to preserve the status of the Fund as a regulated investment company (“RIC”) and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Internal Revenue Code.

Federal Tax Treatment of Dividends and Distributions

The following is only a summary of certain federal income tax considerations generally affecting the Funds and their shareholders. No attempt is made herein to present a comprehensive and detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion in this SAI and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the “Internal Revenue Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of their particular tax situations and regarding specific questions as to federal, state, or local taxes.

Regulated Investment Company Status

A fund that qualifies as a RIC under Subchapter M of the Internal Revenue Code will not be subject to federal income taxes on the net investment income and net realized capital gains that the fund distributes to the fund’s shareholders. Each Fund will seek to qualify for treatment as a RIC under the Internal Revenue Code. Provided that for each tax year, a Fund (i) meets the requirements to be treated as a RIC (as discussed below) and (ii) distributes an amount at least equal to the sum of 90% of the Fund’s net investment income for such year (including, for this purpose, the excess of net realized short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt income for such year (the “Distribution Requirement”), the Fund itself will not be subject to federal income taxes to the extent the Fund’s net investment income and the Fund’s net realized capital gains, if any, are distributed to the Fund’s shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of the Fund’s gross income each year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to the Fund’s business of investing in stock, securities, and foreign currencies and net income derived from interests in qualified publicly traded partnerships (the “90% Test”). A second requirement for qualification as a RIC is that a Fund must diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses or the securities of one or more qualified publicly traded partnerships (the “Asset Test”).

If a Fund fails to satisfy the 90% Test or the Asset Test in any taxable year, the Fund may be eligible for relief provisions if the failure is due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to the failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Asset Test where a Fund corrects the failure within a specified period of time. In order to be eligible for the relief provisions with respect to a failure to meet the Asset Test, a Fund may be required to dispose of certain assets. If these relief provisions were not available to a Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable as ordinary income dividends to its shareholders, subject if certain requirements are met to the dividends received deduction for corporate shareholders and lower tax rates on qualified dividend income received by noncorporate shareholders. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If a Fund fails to qualify as a RIC for a period longer than two taxable years, it would generally be required to pay a Fund-level tax on certain net built-in gains recognized with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC under Subchapter M of the Internal Revenue Code, the Fund will establish procedures to reflect the anticipated tax liability in the Fund’s NAV.

If a Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed. The Fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their liabilities and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their shares in the Fund by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

Each Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the one-year period ending on October 31 of such year, plus certain other amounts. Each Fund intends to make sufficient distributions, or deemed distributions, to avoid imposition of the excise tax but can make no assurances that all such tax liability will be eliminated.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, a Fund may carry net capital losses from any taxable year forward to offset capital gains in future years. Unused net capital loss carryforwards that arose in tax years that began on or before December 22, 2010 (“Pre-2011 Losses”) are available to be applied against future capital gains, if any, realized by the Fund prior to the expiration of the carryforwards. If a Fund has a net capital loss for a taxable year beginning after December 22, 2010 (a “Post-2010 Loss”), the excess of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of such Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Post-2010 Losses can be carried forward indefinitely to offset capital gains, if any, in years following the year of the loss, and such carryforwards must be utilized before the Fund can utilize carryforwards of Pre-2011 Losses. Generally, the Fund may not carry forward any losses other than net capital losses. Under certain circumstances, the Fund may elect to treat certain losses as though they were incurred on the first day of the taxable year immediately following the taxable year in which they were actually incurred.

Each Fund intends to distribute to shareholders substantially all its net investment income and net realized capital gains to shareholders, at least annually. The distribution of net investment income and net realized capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares.

If a Fund receives qualified dividend income, a portion of the dividends paid by the Fund may be treated as qualified dividend income, which for noncorporate shareholders is subject to tax at reduced rates. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or foreign corporations if the stock with respect to which the dividend was paid is readily tradable on an established securities market in the United States).

In order for some portion of the dividends received by a Fund’s shareholders to be qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stock, and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. Distributions received by a Fund from another RIC (including an ETF) that is taxable as a RIC) will be treated as qualified dividend income only to the extent so reported by such other RIC. The Funds’ investment strategies may significantly limit their ability to distribute dividends eligible for treatment as qualified dividend income.

Distributions reported to Fund shareholders as capital gain dividends will be taxable as long-term capital gains, regardless of how long the shareholder has owned the shares. Distributions of net short-term capital gains will be taxable to shareholders as ordinary income. Fund shareholders will be notified annually by the Fund as to the federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Although dividends generally will be treated as distributed when paid, any dividend declared by a Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.

If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made in the taxable year may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when the shares on which the distribution was received are sold. After a shareholder’s basis in the shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s shares.

Shareholders who have not held Fund shares for a full year should be aware that a Fund may report and distribute to a shareholder, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s ordinary income or net capital gain, respectively, actually earned during the shareholder’s period of investment in the Fund.

The Funds will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

U.S. individuals with income exceeding certain thresholds are subject to a 3.8% Medicare contribution tax on their “net investment income,” which includes interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Sales, redemptions and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. In general, if you hold your shares as a capital asset, gain or loss realized on a sale, redemption or exchange will be capital gain or loss and will be classified as long-term or short-term, depending on the length of time shares have been held.

All or a portion of any loss realized by an investor upon a redemption of Fund shares will be disallowed to the extent the investor purchases (or enters into a contract or option to purchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply if shares are purchased through the reinvestment of dividends during the 61-day period. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares. In addition, any loss realized by a shareholder on the disposition of shares held for six months or less is treated as a long-term capital loss to the extent of any distributions of any amounts treated as distributions to the shareholder of long-term capital gain with respect to such shares (including any amounts credited to the shareholder as undistributed capital gains).

Special Tax Considerations

Each Fund may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, transactions treated as straddles for U.S. federal income tax purposes, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

Options Transactions by the Funds

If a call option written by a Fund expires, the amount of the premium received by a Fund for the option will be short-term capital gain to the Fund. If such an option is closed by a Fund, any gain or loss realized by a Fund as a result of the closing purchase transaction will be short-term capital gain or loss. If the holder of a call option exercises the holder’s right under the option, any gain or loss realized by a Fund upon the sale of the underlying security or underlying futures contract pursuant to such exercise will be short-term or long-term capital gain or loss to a Fund depending on the Fund’s holding period for the underlying security or underlying futures contract.

With respect to call options purchased by a Fund, a Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund’s holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

Each Fund, in its operations, may utilize options on securities indices. Options on “broad based” securities indices are classified as “non-equity options” under the Internal Revenue Code. Gains and losses resulting from the expiration, exercise, or closing of such non-equity options, as well as gains and losses resulting from futures contract transactions, will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss (hereinafter, “blended gain or loss”). In addition, any non-equity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The trading strategies of each of the Funds involving nonequity options on securities indices may constitute “straddle” transactions. “Straddles” may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions.

Each Fund will also have available a number of elections under the Internal Revenue Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund’s judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by a Fund. These tax considerations may have an impact on investment decisions made by a Fund.

Back-Up Withholding

In certain cases a Fund will be required to withhold (as “backup withholding”) and remit to the U.S. Treasury an amount equal to the applicable back-up withholding rate applied to reportable taxable dividends and distributions, as well as the proceeds of any redemptions of Fund shares, paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number (usually the shareholder’s social security number); (2) is subject to back-up withholding by the Internal Revenue Service; (3) has failed to provide the Fund with the certifications required by the Internal Revenue Service to document that the shareholder is not subject to back-up withholding; or (4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 28%.

Other Issues

Ordinary dividends and certain other payments made by a Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate (or such lower rate as may be determined in accordance with any applicable treaty). In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or a lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

This 30% withholding tax generally will not apply to net capital gains distributions or to redemption proceeds. For Fund taxable years beginning before January 1, 2014, the 30% withholding tax also will not apply to dividends that the Fund reports as (a) interest-related dividends, to the extent such dividends are derived from the Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from the Fund’s “qualified short-term gain.” “Qualified net interest income” is a Fund’s net income derived from U.S.-source interest and original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of a Fund for the taxable year over its net long-term capital loss, if any.

Ordinary dividends, redemption payments and certain capital gain dividends paid after December 31, 2013 to a non-U.S. shareholder that fails to make certain required certifications, or that is a

“foreign financial institution” as defined in Section 1471 of the Code and that does not meet the requirements imposed on foreign financial institutions by Section 1471, are generally subject to withholding tax at a 30% rate. Under current IRS guidance, withholding on such payments will begin at different times depending on the type of payment, the type of payee, and whether the shareholder’s account is opened before or after January 1, 2014. Withholding with respect to ordinary dividends is currently scheduled to begin on January 1, 2014 for accounts opened on or after that date and on certain later dates for accounts opened before January 1, 2014. Withholding on redemption payments and certain capital gain dividends is currently scheduled to begin on January 1, 2017. The extent, if any, to which such withholding tax may be reduced or eliminated by an applicable tax treaty is unclear. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

If a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC, such as a Fund, are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Each Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment. In some states ownership of fund shares may also be subject to state and local taxation. In some states, distributions paid from interest earned on direct obligations of the U.S. government may be exempt from personal income tax. Investment in Ginnie Mae or Fannie Mae securities, banker’s acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-fee treatment. You should consult your tax adviser concerning the possible qualification of Fund distributions for any exemption in your state.

Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.

OTHER INFORMATION

Portfolio Holdings

The Board has approved portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These policies and procedures, as described below, are designed to ensure that disclosure of portfolio holdings is in the best interests of shareholders, and address conflicts of interest between the interests of shareholders and those of the Advisor, Distributor, or any affiliated person of the Funds, the Advisor, or the Distributor.

Information concerning the Funds’ portfolio holdings may be disclosed in the ordinary course of business and as frequently as daily, but no earlier than one business day following the date of the information, to (i) certain personnel of those Service Providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers, and (ii) other personnel of the Advisor and other Service Providers, such as the Funds’ administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Funds and the terms of the Funds’ current registration statement. As of March 31, 2013, the Funds disclose portfolio holdings information to the following entities as part of ongoing arrangements that serve legitimate business purposes:

Individual/Entity	Frequency	Time Lag
Morningstar	Monthly	1-10 calendar days
Lipper	Monthly	1-10 calendar days
Bloomberg	Monthly	1-10 calendar days
Thompson Financial	Quarterly	1-10 calendar days
Standard & Poor’s	Quarterly	1-10 calendar days
Vickers Stock Research	Quarterly	1-10 calendar days
Institutional Shareholder Services	Weekly	1-5 business days
FactSet	Monthly	1-10 calendar days

The Funds’ Chief Compliance Officer, or a Compliance Manager designated by the Chief Compliance Officer, may also grant exceptions to permit additional disclosure of Fund portfolio holdings information at differing times and with different lag times (the period from the date of the information to the date the information is made available), if any, in instances where the Funds have legitimate business purposes for doing so, it is in the best interests of shareholders, and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information and are required to execute an agreement to that effect. The Board will be informed of any such disclosures at its next regularly scheduled meeting or as soon as is reasonably practicable thereafter. In no event shall the Funds, the Advisor, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

The Board exercises continuing oversight of the disclosure of the Funds’ portfolio holdings by (1) overseeing the implementation and enforcement of the Portfolio Holdings Disclosure Policies and Procedures, the Code of Ethics, and the Protection of Non-Public Information Policies and Procedures (collectively, the “portfolio holdings governing policies”) by the Funds’ Chief Compliance Officer and the Funds, (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any portfolio holdings governing policies, and (3) considering whether to approve or ratify any amendment to any portfolio holdings governing policies. The Board and the Funds reserve the right to amend the portfolio holdings governing policies at any time and from time to time without prior notice in their sole discretion. For purposes of the portfolio holdings governing policies, the term “portfolio holdings” means the equity and debt securities (e.g., stocks and bonds) held by the Funds and does not mean the cash investments, derivatives, and other investment positions (collectively, other investment positions) held by the Funds.

In addition to the permitted disclosures described above, the Funds must disclose their complete holdings quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s web site at www.sec.gov.

Voting Rights

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shareholders will receive one vote for every full Fund share owned. Each Fund or class of a Fund, as applicable, will vote separately on matters relating solely to that Fund or class. Each Fund’s shares are freely transferable.

As a Delaware statutory trust, the Trust is not required to hold annual shareholder meetings unless otherwise required by the 1940 Act. However, a meeting may be called by shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by shareholders, the Trust will provide appropriate assistance and information to the shareholders who requested the meeting. Shareholder inquiries can be made by calling 800.820.0888 or 301.296.5100, or by writing to the Trust at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.

Reporting

As a shareholder of a Fund, you will receive the unaudited financial information and audited financial statements for that Fund. In addition, the Trust will send you proxy statements and other reports related to the Fund in which you own shares. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

Shareholder Inquiries

Shareholders may visit the Trust’s web site at www.guggenheiminvestments.com or call 800.820.0888 or 301.296.5100 to obtain information on account statements, procedures, and other related information.

INDEX PUBLISHERS INFORMATION

Standard & Poor’s

Standard & Poor’s does not sponsor, endorse, sell or promote the Funds and makes no representation or warranty, implied or express, to the investors in the Funds, or any members of the public, regarding:

•	the advisability of investing in index funds;

•	the ability of any index to track stock market performance;

•	the accuracy and/or the completeness of the aforementioned indices or any data included therein;

•	the results to be obtained by any of the Funds, the investors in the Funds, or any person or entity from the use of the indices or data included therein; and

•	the merchantability or fitness for a particular purpose for use with respect to the indices or any data included therein.

Further, S&P does not:

•	Recommend that any person invest in the Funds or any other securities;

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds, including calculation of NAV;

•	Have any responsibility or liability for the administration, management or marketing of the Funds;

•	Consider the needs of the Funds or the investors in the Funds in determining, composing or calculating the indexes or has any obligation to do so;

•	Will have any liability in connection with the Funds or for any errors, omissions or interruptions in connection with the indexes or the related data;

•	Will be liable for any lost profits or indirect punitive, special or consequential damages or losses, even if such Index Publisher knows that they might occur.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500” and “500,” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Guggenheim Investments. The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Funds.

Dow Jones

Dow Jones, Dow Jones Industrial Average SM, DJIA SM, or other relevant marks/names of the index are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Funds, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the Funds. The Funds are not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in the Funds.

The NASDAQ OMX Group, Inc.

The Funds are not sponsored, endorsed, sold or promoted by The NASDAQ OMX Group, Inc. or its affiliates (NASDAQ OMX Group, Inc., with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Funds. The Corporations make no representation or warranty, express or implied to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly, or the ability of the NASDAQ-100 Index® to track general stock market performance. The Corporations’ only relationship to Guggenheim Investments (“Licensee”) is in the licensing of the NASDAQ®, NASDAQ-100®, and NASDAQ-100 Index® registered trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Index® which is determined, composed and calculated by NASDAQ without regard to Licensee or the Funds. The Corporations have no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating the NASDAQ-100 Index®. The Corporations are not responsible for and have not participated in the determiniation of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Funds.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE

FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF SUCH DAMAGES.

Frank Russell Company (“Russell”)

The Funds are not sponsored, endorsed, sold or promoted by Russell. Russell makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Russell 2000® Index to track general stock market performance or a segment of the same. Russell’s publication of the Russell 2000® Index in no way suggests or implies an opinion by Russell as to the advisability of investment in any or all of the securities upon which the Russell 2000® Index is based. Russell’s only relationship to the Trust is the licensing of certain trademarks and trade names of Russell and of the Russell 2000® Index which is determined, composed and calculated by Russell without regard to the Trust or the Funds. Russell is not responsible for and has not reviewed the Funds nor any associated literature or publications and Russell makes no representation or warranty. express or implied, as to their accuracy, or completeness, or otherwise. Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000® Index. Russell has no obligation or liability in connection with the administration, marketing or trading of the Funds.

Russell does not guarantee the accuracy and/or the completeness of the Russell 2000® Index or any data included therein and Russell shall have no liability for any errors, omissions, or interruptions therein. Russell makes no warranty, express or implied, as to results to be obtained by the Trust, investors, owners of the funds, or any other person or entity from the use of the Russell 2000® Index or any data included therein. Russell makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Russell 2000® Index or any data included therein. Without limiting any of the foregoing, in no event shall Russell have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of damages.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 8484 Westpark Drive, McLean, Virginia 22102, serves as the independent registered public accounting firm to the Trust and each of the Funds.

CUSTODIAN

U.S. Bank, N.A. (the “Custodian”), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and maintains all necessary related accounts and records.

FINANCIAL STATEMENTS

The Funds’ audited financial statements for the fiscal year ended March 31, 2013, including notes thereto and the report of Ernst & Young LLP, independent registered public accounting firm, are incorporated by reference into this SAI. A copy of the Funds’ 2013 Annual Report to Shareholders must accompany the delivery of this SAI.

APPENDIX A - CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of July 1 2013, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the Funds. Persons owing of record or beneficially more than 25% of a Fund’s outstanding shares may be deemed to “control” the Fund within the meaning of the 1940 Act.

A-Class Shares

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
S&P 500® 2x Strategy Fund	Pershing LLC	P.O. Box 2052 Jersey City, NJ 07303-9998	8%
	Morgan Stanley Smith Barney	Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	39%
	First Clearing, LLC	2801 Market Street St. Louis, MO 63101	7%
Inverse S&P 500® 2x Strategy Fund	Pershing LLC	P.O. Box 2052 Jersey City, NJ 07303-9998	5%
	Stifel Nicolaus & Co. Inc. Cheyenne Partners LP Cheyenne Management LLC GP	501 North Broadway St. Louis, MO 63102	34%
	LPL Financial FBO Customer Accounts Attn: Mutual Fund Operations	P.O. Box 509046 San Diego, CA 92150-9046	6%
	First Clearing, LLC	2801 Market Street St. Louis, MO 63101	12%
NASDAQ-100® 2x Strategy Fund	Morgan Stanley Smith Barney	Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	19%
	New York Life Trust Company	169 Lackawanna Avenue Trust Administration 2nd Floor Parsippany, NJ 07054	5%
	Pershing LLC	P.O. Box 2052 Jersey City, NJ 07303-9998	11%
	LPL Financial FBO Customer Accounts Attn: Mutual Fund Operations	P.O. Box 509046 San Diego, CA 92150-9046	10%
	Ameritrade Inc.	P.O. Box 2226 Omaha, NE 68103-2226	7%
	LPL Financial FBO Customer Accounts Attn: Mutual Fund Operations	P.O. Box 509046 San Diego, CA 92150-9046	5%
	Morgan Stanley Smith Barney	Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	22%
	Pershing LLC	P.O. Box 2052 Jersey City, NJ 07303-9998	26%
	Tamara Jones (RIRA)	Address Omitted	5%
Inverse NASDAQ-100® 2x Strategy Fund	Vanguard Brokerage Services	P.O. Box 1170 Valley Forge, PA 19482-1170	9%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
Dow 2x Strategy Fund	First Clearing, LLC	2801 Market Street St. Louis, MO 63101	42%
	Pershing LLC	P.O. Box 2052 Jersey City, NJ 07303-9998	9%
	RBC Capital Markets LLC Mutual Fund Omnibus Processing Attn: Mutual Fund Ops Manager	510 Marquette Avenue S Minneapolis, MN 55402-1110	16%
Inverse Dow 2x Strategy Fund	Vanguard Brokerage Services	P.O. Box 1170 Valley Forge, PA 19482-1170	5%
	Pershing LLC	P.O. Box 2052 Jersey City, NJ 07303-9998	9%
	First Clearing, LLC	2801 Market Street St. Louis, MO 63101	8%
	LPL Financial FBO Customer Accounts Attn: Mutual Fund Operations	P.O. Box 509046 San Diego, CA 92150-9046	17%
	Pershing LLC	P.O. Box 2052 Jersey City, NJ 07303-9998	14%
	Morgan Stanley Smith Barney	Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	5%
Russell 2000® 2x Strategy Fund	Pershing LLC	P.O. Box 2052 Jersey City, NJ 07303-9998	5%
	Pershing LLC	P.O. Box 2052 Jersey City, NJ 07303-9998	13%
	LPL Financial FBO Customer Accounts Attn: Mutual Fund Operations	P.O. Box 509046 San Diego, CA 92150-9046	20%
	RBC Capital Markets LLC Mutual Fund Omnibus Processing Attn: Mutual Fund Ops Manager	510 Marquette Avenue S Minneapolis, MN 55402-1110	6%
Inverse Russell 2000® 2x Strategy Fund	Ameritrade Inc.	P.O. Box 2226 Omaha, NE 68103-2226	7%
	Ameritrade Inc.	P.O. Box 2226 Omaha, NE 68103-2226	7%
	TD Ameritrade Trust Company	P.O. Box 17748 Denver, CO 80217-0748	6%
	NFS LLC FEBO FMT C TTEE Eclipse Incorporated FBO Scott Stroup	Address Omitted	10%
	Schwab Special Custody Account - Reinvest For Benefit of Our Customers Attn: Mutual Funds Team E	101 Montgomery Street San Francisco, CA 94104-4122	27%
	Pershing LLC	P.O. Box 2052 Jersey City, NJ 07303-9998	11%

C-Class Shares

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
S&P 500® 2x Strategy Fund	Trust Company of America FBO: 98	P.O. Box 6503 Englewood, CO 80112	10%
	JP Morgan Clearing Corp. Omnibus Account for the Exclusive Benefit of Customers	3 Chase Metrotech Center 3rd Floor Mutual Department Brooklyn, NY 11245	6%
	Morgan Stanley Smith Barney	Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	9%
	First Clearing, LLC	2801 Market Street St. Louis, MO 63101	18%
	LPL Financial FBO Customer Accounts Attn: Mutual Fund Operations	P.O. Box 509046 San Diego, CA 92150-9046	13%
Inverse S&P 500® 2x Strategy Fund	LPL Financial FBO Customer Accounts Attn: Mutual Fund Operations	P.O. Box 509046 San Diego, CA 92150-9046	6%
	First Clearing, LLC	2801 Market Street St. Louis, MO 63101	12%
	Trust Company of America FBO: 98	P.O. Box 6503 Englewood, CO 80112	16%
	Schwab Special Custody Account- -Reinvest For Benefit of Our Customers Attn: Mutual Funds Team E	101 Montgomery Street San Francisco, CA 94104-4122	11%
	NFS LLC FEBO Joseph Gruy, Jr. Denise Gruy	Address Omitted	7%
	NFS LLC FEBO FMTC TTEE HP 401(k) Plan FBO Thomas D. Alexander	Address Omitted	5%
	Pershing LLC	P.O. Box 2052 Jersey City, NJ 07303-9998	5%
NASDAQ-100® 2x Strategy Fund	JP Morgan Clearing Corp. Omnibus Account for the Exclusive Benefit of Customers	3 Chase Metrotech Center 3rd Floor Mutual Department Brooklyn, NY 11245	6%
	First Clearing, LLC	2801 Market Street St. Louis, MO 63101	9%
	Schwab Special Custody Account - Reinvest For Benefit of Our Customers Attn: Mutual Funds Team E	101 Montgomery Street San Francisco, CA 94104-4122	8%
	Pershing LLC	P.O. Box 2052 Jersey City, NJ 07303-9998	6%
Inverse NASDAQ-100® 2x Strategy	Pershing LLC	P.O. Box 2052 Jersey City, NJ 07303-9998	8%
Fund	Pershing LLC	P.O. Box 2052	6%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
		Jersey City, NJ 07303-9998
	First Clearing, LLC	2801 Market Street St. Louis, MO 63101	13%
	Morgan Stanley Smith Barney	Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	10%
Dow 2x Strategy Fund	First Clearing, LLC	2801 Market Street St. Louis, MO 63101	10%
	LPL Financial FBO Customer Accounts Attn: Mutual Fund Operations	P.O. Box 509046 San Diego, CA 92150-9046	13%
	Pershing LLC	P.O. Box 2052 Jersey City, NJ 07303-9998	5%
	Pershing LLC	P.O. Box 2052 Jersey City, NJ 07303-9998	6%
	UBS WM USA Omni Account M/F Attn: Department Manager	1000 Harbor Boulevard 5th Floor Weehawken, NJ 07086	6%
Inverse Dow 2x Strategy Fund	Ameritrade Inc.	P.O. Box 2226 Omaha, NE 68103-2226	14%
Russell 2000® 2x Strategy Fund	Pershing LLC	P.O. Box 2052 Jersey City, NJ 07303-9998	6%
	Pershing LLC	P.O. Box 2052 Jersey City, NJ 07303-9998	11%
	First Clearing, LLC	2801 Market Street St. Louis, MO 63101	8%
	LPL Financial FBO Customer Accounts Attn: Mutual Fund Operations	P.O. Box 509046 San Diego, CA 92150-9046	46%
Inverse Russell 2000® 2x Strategy Fund	First Clearing, LLC	2801 Market Street St. Louis, MO 63101	6%
	JP Morgan Clearing Corp. Omnibus Account for the Exclusive Benefit of Customers	3 Chase Metrotech Center 3rd Floor Mutual Department Brooklyn, NY 11245	17%
	Pershing LLC	P.O. Box 2052 Jersey City, NJ 07303-9998	8%
	Schwab Special Custody Account - Reinvest For Benefit of Our Customers Attn: Mutual Funds Team E	101 Montgomery Street San Francisco, CA 94104-4122	8%
	NFS LLC FEBO Sdcl. Enterprises LLC	Address Omitted	7%

H-Class Shares

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
S&P 500® 2x Strategy Fund	National Financial Services Corp. For Exclusive Benefit of Our Customers Russ Lennon	200 Liberty Street New York, NY 10281-9999	29%
	Schwab Special Custody Account - Reinvest For Benefit of Our Customers Attn: Mutual Funds Team E	101 Montgomery Street San Francisco, CA 94104-4122	23%
	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103- 2226	6%
Inverse S&P 500® 2x Strategy Fund	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	5%
	Trust Company of America FBO: 75	P.O. Box 6503 Englewood, CO 80112	6%
	National Financial Services Corp. For Exclusive Benefit of Our Customers Russ Lennon	200 Liberty Street New York, NY 10281-9999	22%
	Schwab Special Custody Account - Reinvest For Benefit of Our Customers Attn: Mutual Funds Team E	101 Montgomery Street San Francisco, CA 94104- 4122	19%
NASDAQ-100® 2x Strategy Fund	Schwab Special Custody Account - Reinvest For Benefit of Our Customers Attn: Mutual Funds Team E	101 Montgomery Street San Francisco, CA 94104-4122	15%
	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	10%
	Merrill Lynch, Pierce, Fenner & Smith, Inc. For the Sole Benefit of its Customers	4800 Deer Lake Drive E 3rd Floor Jacksonville, FL 32246	9%
	National Financial Services Corp. For Exclusive Benefit of Our Customers Russ Lennon	200 Liberty Street New York, NY 10281-9999	11%
Inverse NASDAQ-100® 2x Strategy Fund	Schwab Special Custody Account - Reinvest For Benefit of Our Customers Attn: Mutual Funds Team E	101 Montgomery Street San Francisco, CA 94104- 4122	14%
	Trust Company of America FBO: 75	P.O. Box 6503 Englewood, CO 80112	10%
	National Financial Services Corp. For Exclusive Benefit of Our Customers Russ Lennon	200 Liberty Street New York, NY 10281-9999	22%
Dow 2x Strategy Fund	National Financial Services Corp. For Exclusive Benefit of Our Customers Russ Lennon	200 Liberty Street New York, NY 10281-9999	7%
	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	59%
Inverse Dow 2x Strategy	Schwab Special Custody Account - Reinvest For Benefit of Our Customers Attn: Mutual Funds Team E	101 Montgomery Street San Francisco, CA 94104- 4122	16%
Fund	LPL Financial	P.O. Box 509046	7%

FUND	NAME	ADDRESS	PERCENTAGE OF OWNERSHIP
	FBO Customer Accounts Attn: Mutual Fund Operations	San Diego, CA 92150-9046
	National Financial Services Corp. For Exclusive Benefit of Our Customers Russ Lennon	200 Liberty Street New York, NY 10281-9999	26%
Russell 2000® 2x Strategy Fund	Schwab Special Custody Account - Reinvest For Benefit of Our Customers Attn: Mutual Funds Team E	101 Montgomery Street San Francisco, CA 94104-4122	10%
	National Financial Services Corp. For Exclusive Benefit of Our Customers Russ Lennon	200 Liberty Street New York, NY 10281-9999	24%
Inverse Russell 2000® 2x Strategy Fund	National Financial Services Corp. For Exclusive Benefit of Our Customers Russ Lennon	200 Liberty Street New York, NY 10281-9999	10%
	TD Ameritrade Inc. For the Exclusive Benefit of Our Clients	P.O. Box 2226 Omaha, NE 68103-2226	29%
	Lionel Robert Daniel Crassier or Cecile Crassier	Address Omitted	7%
	Trust Company of America FBO: 75	P.O. Box 6503 Englewood, CO 80112	14%

PART C: OTHER INFORMATION

Item 28.	Exhibits:

(a)(1)	Amended and Restated Certificate of Trust of Rydex Dynamic Funds (the “Registrant” or the “Trust”) dated November 23, 1999 is incorporated herein by reference to Exhibit (a)(3) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File No. 333-84797), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0000912057-99-007412 on November 24, 1999.

(a)(2)	Declaration of Trust of the Registrant dated August 6, 1999, as revised November 23, 1999, is incorporated herein by reference to Exhibit (a)(4) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File No. 333-84797), as filed with the SEC via EDGAR Accession No. 0000912057-99-007412 on November 24, 1999.

(a)(3)	Amendment dated November 21, 2005 to the Declaration of Trust dated August 6, 1999, as revised November 23, 1999, is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File No. 333-84797), as filed with the SEC via EDGAR Accession
No. 0001122775-06-000217 on February 16, 2006.

(b)	Amended and Restated By-Laws of the Registrant are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A (File No. 333-84797), as filed with the SEC via EDGAR Accession No. 0001122775-06-000217 on February 16, 2006.

(c)	Not Applicable.

(d)	Advisory Agreement dated March 1, 2012 between the Registrant and Security Investors, LLC is incorporated herein by reference to Exhibit (d) of Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A (File No. 333-84797), as filed with the SEC via EDGAR Accession No. 0001193125-12-196709 on April 30, 2012.

(e)	Distribution Agreement dated March 1, 2012 between the Registrant and Rydex Distributors, LLC (now, Guggenheim Distributors, LLC) is incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A (File No. 333-84797), as filed with the SEC via EDGAR Accession No. 0001193125-12-196709 on April 30, 2012.

(f)	Not Applicable.

(g)(1)	Custody Agreement dated October 16, 2009 between the Registrant and U.S. Bank, National Association is incorporated herein by reference to Exhibit (g)(1) of Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A (File No. 333-84797), as filed with the SEC via EDGAR Accession No. 0000950123-10-008823 on February 4, 2010.

(g)(2)	Amended and Restated Foreign Custody Manager Agreement dated April 24, 2008 between the Registrant and U.S. Bank, National Association is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A (File No. 333-84797), as filed with the SEC via EDGAR Accession No. 0000891804-09-001532 on April 30, 2009.

(h)(1)	Third Amended and Restated Service Agreement dated May 1, 2000, as amended and restated as of November 15, 2004, August 29, 2005, and August 28, 2006, between the Registrant and Rydex Fund Services, Inc. (now, Rydex Fund Services, LLC) is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-84797), as filed with the SEC via EDGAR Accession No. 0000950123-10-042018 on April 30, 2010.

(h)(2)	Amendment dated March 31, 2008 to the Amended and Restated Service Agreement dated May 1, 2000, as amended and restated as of November 15, 2004, August 29, 2005 and August 28, 2006, between the Registrant and Rydex Fund Services, Inc.(now, Rydex Fund Services, LLC) is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A (File No. 333-84797), as filed with the SEC via EDGAR Accession No. 0000891804-09-001532 on April 30, 2009.

(h)(3)	Accounting Services Agreement dated May 1, 2000 between the Registrant and PADCO Service Company, Inc., d/b/a Rydex Fund Services, Inc. (now, Rydex Fund Services, LLC), is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (File No. 333-84797), as filed with the SEC via EDGAR Accession No. 0000922329-01-500020 on April 30, 2001.

(h)(4)	Amendment dated November 10, 2003 to the Accounting Services Agreement dated May 1, 2000 between the Registrant and Rydex Fund Services, Inc. (now, Rydex Fund Services, LLC) is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A (File No. 333-84797), as filed with the SEC via EDGAR Accession No. 0000935069-04-000622 on April 26, 2004.

(h)(5)	Amendment dated March 31, 2008 to the Accounting Services Agreement dated May 1, 2000 between the Registrant and Rydex Fund Services, Inc. (now, Rydex Fund Services, LLC) is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A (File No. 333-84797), as filed with the SEC via EDGAR Accession No. 0000891804-09-001532 on April 30, 2009.

(h)(6)	H-Class Shares Shareholder Services Plan dated May 20, 2002, as amended and restated August 28, 2006, is incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A (File No. 333-84797), as filed with the SEC via EDGAR Accession No. 0000891804-09-001532 on April 30, 2009.

(i)	Opinion regarding legality of shares is filed herewith.

(j)	Consent of independent registered public accounting firm, Ernst & Young LLP, is filed herewith.

(k)	Not Applicable.

(l)	Not Applicable.

(m)(1)	A-Class and H-Class Shares Distribution Plan dated February 25, 2000 is incorporated herein by reference to Exhibit (m) of Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (File No. 333-84797), as filed with the SEC via EDGAR Accession No. 0000922329-01-500020 on April 30, 2001.

2

(m)(2)	Amendment dated March 31, 2008 to the A-Class Shares and H-Class Shares Distribution Plan dated February 25, 2000 is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A (File No. 333-84797), as filed with the SEC via EDGAR Accession
No. 0000891804-09-001532 on April 30, 2009.

(m)(3)	C-Class Shares Distribution and Shareholder Services Plan dated August 28, 2000 is incorporated herein by reference to Exhibit (m)(1) of Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A
(File No. 333-84797), as filed with the SEC via EDGAR Accession No. 0000922329-01-500020 on April 30, 2001.

(m)(4)	Amendment dated March 31, 2008 to the C-Class Shares Distribution and Shareholder Services Plan dated August 28, 2000 is incorporated herein by reference to Exhibit (m)(4) of Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A (File No. 333-84797), as filed with the SEC via EDGAR Accession
No. 0000891804-09-001532 on April 30, 2009.

(n)	Rule 18f-3 Multiple Class Plan dated August 28, 2000, as amended and restated November 19, 2012, is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A (File No. 333-84797), as filed with the SEC via EDGAR Accession No. 0001193125-13-187436 on April 30, 2013.

(o)	Not Applicable.

(p)	Combined Code of Ethics, including for the Registrant, Security Investors, LLC (the investment adviser to the Trust) and Rydex Distributors, LLC (the principal underwriter of the Trust’s shares), as approved by the Board of Trustees on May 16, 2012, is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 116 to the Registration Statement of Rydex Series Funds on Form N-1A (File No. 033-59692), as filed with the SEC via EDGAR Accession No. 0001193125-12-322802 on July 30, 2012.

(q)(1)	Powers of Attorney for Werner E. Keller, Thomas F. Lydon, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A (File No. 333.84797), as filed with the SEC via EDGAR Accession No. 0000950123-11-019735 on February 28, 2011.

(q)(2)	Power of Attorney for Donald C. Cacciapaglia is incorporated herein by reference to Exhibit (q)(2) of Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 333-84797), as filed with the SEC via EDGAR Accession No. 0001193125-12-078306 on February 24, 2012.

Item 29.	Persons Controlled by or under Common Control with Registrant

Not Applicable.

Item 30.	Indemnification

The Registrant is organized as a Delaware statutory trust and is operated pursuant to a Declaration of Trust dated August 6, 1999, as revised November 23, 1999 (the “Declaration of Trust”), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification,

3

however, is subject to the limitations imposed by the Securities Act of 1933 (the “1933 Act”), and the Investment Company Act of 1940. The Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a)	no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

(b)	officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

(c)	expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Declaration of Trust of the Registrant provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

4

Item 31.	Business and other Connections of the Investment Adviser

Any other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the investment adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Security Investors, LLC (the “Advisor”) serves as the investment adviser for each series of the Trust. The Advisor also serves as investment adviser to a number of other investment companies. The principal address of the Advisor is 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850. The Advisor is an investment adviser registered under the Investment Advisers Act of 1940.

Name	Position with Advisor	Other Business
Donald Cacciapaglia	Chief Executive Officer, President and Member Representative

Chief Executive Officer, President and Manager of Guggenheim Distributors, LLC

President and Director of SBL Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, and Security Mid Cap Growth Fund

President, Chief Executive Officer and Trustee of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust

President of Guggenheim Distributors, LLC

President of Guggenheim Funds Investment Advisors, LLC

President of Guggenheim Funds Distributors, LLC

Elisabeth A. Miller	Chief Compliance Officer

Current

Chief Compliance Officer of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Rydex ETF Trust

Chief Compliance Officer and Assistant Secretary of SBL Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, and Security Mid Cap Growth Fund

Chief Compliance Officer of Guggenheim Distributors, LLC

Nick Bonos	Senior Vice President

Current

Vice President and Treasurer of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust

Treasurer of SBL Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, and Security Mid Cap Growth Fund

5

Name	Position with Advisor	Other Business

Chief Executive Officer and Manager of Guggenheim Specialized Products, LLC

Chief Executive Officer and President of Rydex Fund Services, LLC

Vice President of Rydex Holdings, LLC

Vice President of Security Benefit Asset Management Holdings, LLC

Historical

Senior Vice President of Rydex Advisors, LLC and Rydex Advisors II, LLC

Treasurer, Chief Executive Officer and President of Advisor Research Center, Inc.

Michael P. Byrum	Senior Vice President

Current

President and Chief Investment Officer of Rydex Holdings, LLC

Vice President of Rydex Dynamic Funds, Rydex Series Funds, Rydex ETF Trust, and Rydex Variable Trust

Manager of Guggenheim Specialized Products, LLC

President of Security Benefit Asset Management Holdings, LLC

Historical

Senior Vice President of Security Global Investors, LLC

Chief Investment Officer and President of Rydex Advisors, LLC and Rydex Advisors II, LLC

Chairman of the Board and Director of Advisor Research Center, Inc.

John Linnehan	Senior Vice President, Chief Financial Officer and Treasurer

Current

Senior Vice President, Chief Financial Officer and Treasurer of Rydex Holdings, LLC

Senior Vice President, Chief Financial Officer and Treasurer of Security Benefit Asset Management Holdings, LLC

Treasurer of Guggenheim Specialized Products, LLC

Treasurer of Rydex Fund Services, LLC

Treasurer of Advisor Research Center, LLC

6

Name	Position with Advisor	Other Business
Historical Senior Vice President of Security Global Investors, LLC Senior Vice President and Chief Financial Officer of Rydex Advisors, LLC and Rydex Advisors II, LLC

Amy Damman	Assistant Treasurer

Current

Assistant Treasurer of Security Benefit Asset Management Holdings, LLC

Assistant Treasurer of Rydex Holdings, LLC

Assistant Treasurer of Guggenheim Specialized Products, LLC

Assistant Treasurer of Rydex Fund Services, LLC

Assistant Treasurer of Advisor Research Center, LLC

Historical

Director of Business & Finance, Security Global Investors n/k/a Guggenheim Investments

Amy J. Lee	Senior Vice President & Secretary

Current

Vice President and Secretary of Security Benefit Asset Management Holdings, LLC

Vice President and Secretary of Security Equity Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, Security Income Fund, and SBL Fund

Vice President and Secretary of Guggenheim Distributors, LLC

Secretary of Rydex Fund Services, LLC

Secretary of Guggenheim Specialized Products, LLC

Vice President and Secretary of Rydex Holdings, LLC

Vice President and Secretary of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust

President and Secretary of Advisor Research Center, LLC

Historical

Assistant Secretary of Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust

Secretary of Security Global Investors, LLC

Secretary of Security Financial Resources, Inc.

Senior Vice President and Secretary of Rydex Advisors, LLC and Rydex Advisors II, LLC

7

Name	Position with Advisor	Other Business

President and Secretary of Advisor Research Center, Inc.

Secretary and Chief Compliance Officer of Security Distributors, Inc.

Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Corporation and Security Benefit Life Insurance Company

Joe Arruda	Vice President

Current

Chief Financial Officer and Manager of Guggenheim Specialized Products, LLC

Vice President of Rydex Fund Services, LLC

Assistant Treasurer of SBL Fund, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, and Security Mid Cap Growth Fund

Assistant Treasurer of Rydex Dynamic Funds, Rydex Series Funds, Rydex Variable Trust, and Rydex ETF Trust

Historical

Vice President of Security Global Investors, LLC

Vice President of Rydex Advisors, LLC and Rydex Advisors II, LLC

Farhan Sharaff	Senior Vice President	Chief Investment Officer of Transparent Value, LLC Assistant Chief Investment Officer, Equities of Guggenheim Partners Investment Management

Item 32.	Principal Underwriters

(a)	Guggenheim Distributors, LLC serves as the principal underwriter for the Registrant, Rydex Variable Trust, Rydex Series Funds, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, and SBL Fund.

(b)	The following information is furnished with respect to the directors and officers of Guggenheim Distributors, LLC:

Name	Position and Offices with Underwriter	Position and Offices with Registrant
Donald Cacciapaglia	Chief Executive Officer, President and Manager	Chief Executive Officer, President and Member Representative

Julie Jacques	Treasurer	None

Elisabeth Miller	Chief Compliance Officer	Chief Compliance Officer

William Belden	Vice President	None

8

Amy J. Lee	Vice President and Secretary	Vice President and Secretary

Douglas Mangini	Vice President	None

Kevin McGovern	Vice President	None

Item 33.	Location of Accounts and Records

(a)	With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of the Registrant’s custodian:

U.S. Bank, National Association

425 Walnut Street

Cincinnati, Ohio 45202

(b)/(c)	With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of the Registrant’s administrator:

Rydex Fund Services, LLC

805 King Farm Boulevard

Suite 600

Rockville, Maryland 20850

(c)	With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s adviser:

Security Investors, LLC

805 King Farm Boulevard

Suite 600

Rockville, Maryland 20850

Item 34.	Management Services

There are no management-related service contracts not discussed in Parts A and B.

Item 35.	Undertakings

None.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 28 to Registration Statement 333-84797 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on this 29th day of July, 2013.

Rydex Dynamic Funds

/s/ Donald C. Cacciapaglia*
Donald C. Cacciapaglia
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 28 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Donald C. Cacciapaglia*	Member of the Board of Trustees	July 29, 2013
Donald C. Cacciapaglia

/s/ J. Kenneth Dalton*	Member of the Board of Trustees	July 29, 2013
J. Kenneth Dalton

/s/ John O. Demaret*	Member of the Board of Trustees	July 29, 2013
John O. Demaret

/s/ Patrick T. McCarville*	Member of the Board of Trustees	July 29, 2013
Patrick T. McCarville

/s/ Roger Somers*	Member of the Board of Trustees	July 29, 2013
Roger Somers

/s/ Corey A. Colehour*	Member of the Board of Trustees	July 29, 2013
Corey A. Colehour

/s/ Werner E. Keller*	Member of the Board of Trustees	July 29, 2013
Werner E. Keller

/s/ Thomas F. Lydon*	Member of the Board of Trustees	July 29, 2013
Thomas F. Lydon

/s/ Nikolaos Bonos	Vice President and Treasurer	July 29, 2013
Nikolaos Bonos

/s/ Nikolaos Bonos
* Nikolaos Bonos

*	Attorney-in-Fact, pursuant to power of attorney

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Exhibit Index

Exhibit Number	Exhibit:

EX-99.I	Opinion regarding legality of shares

EX-99.J	Consent of independent registered public accounting firm, Ernst & Young LLP

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